UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07076

Wilshire Mutual Funds, Inc.
(Exact name of Registrant as specified in charter)

Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Address of principal executive offices) (Zip code)

Jason A. Schwarz, President 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Name and address of agent for service)

Registrant’s telephone number, including area code: 310-451-3051

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Wilshire

# WILSHIRE MUTUAL FUNDS

## SEMI-ANNUAL REPORT

(Unaudited)

***June 30, 2015***

http://advisor.wilshire.com

Wilshire Mutual Funds Table of Contents

Shareholder Letter	1
Commentary:
Large Company Growth Portfolio	3
Large Company Value Portfolio	7
Small Company Growth Portfolio	11
Small Company Value Portfolio	15
Wilshire 5000 IndexSM Fund	19
Wilshire International Equity Fund	25
Disclosure of Fund Expenses	29
Condensed Schedules of Investments:
Large Company Growth Portfolio	32
Large Company Value Portfolio	34
Small Company Growth Portfolio	36
Small Company Value Portfolio	38
Wilshire 5000 IndexSM Fund	40
Wilshire International Equity Fund	42
Statements of Assets and Liabilities	46
Statements of Operations	49
Statements of Changes in Net Assets	51
Financial Highlights:
Large Company Growth Portfolio	57
Large Company Value Portfolio	59
Small Company Growth Portfolio	61
Small Company Value Portfolio	63
Wilshire 5000 IndexSM Fund	65
Wilshire International Equity Fund	69
Notes to Financial Statements	71
Additional Fund Information	83

This report is for the general information of the shareholders of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire International Equity Fund. Its use in connection with any offering of a Portfolio’s shares is authorized only if accompanied or preceded by the Portfolio’s current prospectus.

Wilshire Mutual Funds, Inc. are distributed by SEI Investments Distribution Co.

Wilshire Mutual Funds Letter to Shareholders

Dear Wilshire Mutual Fund Shareholder:

We are pleased to present this semiannual report to all shareholders of the Wilshire Mutual Funds. This report covers the period from January 1, 2015 to June 30, 2015, for all share classes of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, and Wilshire International Equity Fund.

Market Environment

U.S. Equity Market

The U.S. stock market, as represented by the Wilshire 5000 Total Market IndexSM, returned 1.68% during the first half of the year and posted its 12th consecutive quarterly gain in the second quarter. During the first six months of the year, small-cap stocks outpaced large-cap stocks, with the Wilshire U.S. Small-Cap IndexSM and Wilshire U.S. Large-Cap IndexSM returning 4.03% and 1.38%, respectively, while growth stocks outperformed value-oriented securities across capitalizations. Sector performance varied widely during the first six months of the year, with commodity-influenced and more interest rate sensitive sectors trailing while Health Care surged. Through June 30, the Health Care, Consumer Discretionary, and Telecom Services sectors returned 11.5%, 6.8%, and 5.1% respectively, while the Utilities, Energy, and Industrials sectors lagged, returning -10.6%, -4.3%, and -2.2%, respectively.

International Equity Market

International equities outpaced the domestic equity market during the first half of the year as the MSCI EAFE Index rose 5.52%. After trailing foreign developed markets during the first quarter, emerging markets lead their developed market counterparts in the second quarter. The MSCI Emerging Markets Index rose 2.95% through June 30. Global equity markets started 2015 with strong gains, with European stocks leading the charge. Despite Greece’s ongoing fiscal woes, the Eurozone began to show signs of economic recovery as recent moves by European central banks to relax monetary policy, including quantitative easing bond-buying programs, sent stock prices soaring. The European stock market rally that ushered in 2015 was brought to an abrupt end by the late-June breakdown in negotiations between the European Central Bank and beleaguered Greece, resulting in a second-quarter loss for European region stocks in local currency terms. Pacific region stocks also lost ground in June, but returned positive performance for the second quarter, adding to their strong first-quarter returns. China’s stock market suffered a deep correction in June, but year-to-date its run-up has been very strong, underpinning gains in emerging market equities as a whole.

Bond Market

Although the U.S. Federal Reserve refrained from raising short-term interest rates in the first half of the year, investors still began selling bonds in the second quarter to lock in gains and prepare for higher rates by year-end. After falling during the first quarter, U.S. Treasury yields rose over the second quarter at all maturities beyond one year, with two-year Treasury yields ticking up 8 basis points to 0.64% at quarter-end and thirty-year Treasury yields jumping 57 bps to 3.11%. High yield, as measured by the Barclays High Yield Index, returned 2.53% year-to-date, adding 1.79% of excess return over comparable U.S. Treasuries. Bank loans managed to post a positive quarter, returning 0.69% as measured by the S&P/LSTA Loans Index, and added 2.83% for the year. The 0.25-year duration profile avoided much of the negative performance on the long-end of a steepening curve.

Wilshire Mutual Funds Letter to Shareholders - (Continued)

Fund Performance Review

The Large Company Growth Portfolio Institutional Class returned 4.46%, outperforming the Russell 1000 Growth Index by 0.50%. The Large Company Value Portfolio Institutional Class returned -0.09%, outperforming the Russell 1000 Value Index by 0.52%. The Small Company Growth Portfolio Institutional Class returned 8.85%, outperforming the Russell 2000 Growth Index by 0.11%. The Small Company Value Portfolio Institutional Class returned 1.90%, outperforming the Russell 2000 Value Index by 1.14%. The Wilshire 5000 IndexSM Fund Institutional Class returned 1.33%, underperforming the Wilshire 5000 Total Market IndexSM by 0.35%. The Wilshire International Equity Fund Institutional Class returned 4.56%, outperforming the MSCI All Country World ex-U.S. Index by 0.53%. We are pleased with the active Funds’ performance for the first half of 2015 and we are confident that each Fund is well positioned for future growth.

As always, we sincerely appreciate your continued support and confidence in Wilshire Associates.

Sincerely,

Jason Schwarz
President, Wilshire Mutual Funds

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions.

Index returns are for illustrative purposes only and do not represent actual Fund performance. Index performance returns do not reflect any management fees, transactions costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

In addition to the normal risks associated with investing, international investments may involves risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. Investments in smaller companies typically exhibit higher volatility.

Investing involves risk including loss of principal. This report identifies the Portfolio’s investments on June 30, 2015. These holdings are subject to change. Not all investments in each Portfolio performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Large Company Growth Portfolio Commentary

INVESTMENT CLASS SHARES

Average Annual Total Return*

Six Months Ended 06/30/15**	4.29%
One Year Ended 06/30/15	9.81%
Five Years Ended 06/30/15	16.32%
Ten Years Ended 06/30/15	7.42%

RUSSELL 1000® GROWTH INDEX(1)

Average Annual Total Return

Six Months Ended 06/30/15**	3.96%
One Year Ended 06/30/15	10.56%
Five Years Ended 06/30/15	18.59%
Ten Years Ended 06/30/15	9.10%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*

Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2015, there were no waivers.

**	Not annualized.

(1)

The Russell 1000® Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Growth Portfolio Commentary - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Return*

Six Months Ended 06/30/15**	4.46%
One Year Ended 06/30/15	10.17%
Five Years Ended 06/30/15	16.69%
Ten Years Ended 06/30/15	7.78%

RUSSELL 1000® GROWTH INDEX(1)

Average Annual Total Return

Six Months Ended 06/30/15**	3.96%
One Year Ended 06/30/15	10.56%
Five Years Ended 06/30/15	18.59%
Ten Years Ended 06/30/15	9.10%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*

Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2015, there were no waivers.

**	Not annualized.

(1)

The Russell 1000® Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Growth Portfolio Commentary - (Continued)

The U.S. stock market got off to a slow start as the Wilshire 5000 Total Market IndexSM rose 1.68% through June 2015. The year started with a loss as increased market volatility triggered by the continued sell off in oil, quantitative easing in the Eurozone, and the Swiss National Bank’s decision to remove its currency cap with the euro spooked investors. As volatility decreased in February, markets rebounded strongly before again retracting to end the first quarter. April and May posted positive returns as investors rallied around the Federal Reserve’s patience with raising interest rates. However, markets sold off during the last week of June as tensions in the Eurozone spilled into the domestic market as Greek Prime Minster Alexis Tsipras formally rejected the International Monetary Fund’s bailout offer. U.S. economic data releases were mixed during the first half of the year. Gross domestic product for the first quarter of 2015 contracted -0.2%, consumer sentiment remains strong and U.S. unemployment continues to decline, with the June unemployment rate falling to 5.3%. Year to date, growth securities have outperformed value while small capitalization stocks have rallied relative to their larger capitalization counterparts. Within small capitalization stocks, non-earners outperformed during the last six months driven largely by the bio-tech companies. Within large capitalization securities, trends shifted between the first and second quarters with low beta and the highest price-to-earnings (P/E) quintile of stocks outperforming during the first quarter, while in the second quarter high beta securities and the lower P/E quintile of securities outperformed.

Sector performance for the Wilshire 5000 IndexSM was mixed through June 30. Health Care dominated all other sectors returning 11.5%. Also posting strong returns were the Consumer Discretionary (+6.8%) and Telecom Services (+5.1%) sectors. With yield underperforming and energy dragged down by decreased commodity prices, Utilities and Energy were the worst performing sectors, returning -10.6% and -4.3%, respectively.

The Wilshire Large Company Growth Portfolio Institutional Class (the “Fund”) returned 4.46% for the first six months of 2015, outperforming the Russell 1000® Growth Index return of 3.96% by 0.50%. The Fund benefited from strong stock selection and sector allocation positioning. Strong stock selection in the Consumer Discretionary and Health Care sectors as well as an underweight allocation to the Industrials sector drove performance. Weak stock selection in the Industrials and Energy sectors weighed on relative performance.

We are pleased with the Fund’s outperformance for the year-to-date period and believe the Fund is well positioned going into the second half of 2015 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Large Company Growth Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of June 30, 2015)

†	Based on percent of the Portfolio’s total investments in securities, at value. Includes investments held as collateral for securities on loan (see Note 6 in Notes to Financial Statements).

Large Company Value Portfolio Commentary

INVESTMENT CLASS SHARES

Average Annual Total Return*

Six Months Ended 06/30/15**	(0.24)%
One Year Ended 06/30/15	3.10%
Five Years Ended 06/30/15	15.59%
Ten Years Ended 06/30/15	5.99%

RUSSELL 1000® VALUE INDEX(1)

Average Annual Total Return

Six Months Ended 06/30/15**	(0.61)%
One Year Ended 06/30/15	4.13%
Five Years Ended 06/30/15	16.50%
Ten Years Ended 06/30/15	7.05%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*

Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements (excluding fees paid indirectly), historical total returns would have been lower. For the six months ended June 30, 2015, there were no waivers.

**	Not annualized.

(1)

The Russell 1000® Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Value Portfolio Commentary - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Return*

Six Months Ended 06/30/15**	(0.09)%
One Year Ended 06/30/15	3.39%
Five Years Ended 06/30/15	15.90%
Ten Years Ended 06/30/15	6.23%

RUSSELL 1000® VALUE INDEX(1)

Average Annual Total Return

Six Months Ended 06/30/15**	(0.61)%
One Year Ended 06/30/15	4.13%
Five Years Ended 06/30/15	16.50%
Ten Years Ended 06/30/15	7.05%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*

Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements (excluding fees paid indirectly), historical total returns would have been lower. For the six months ended June 30, 2015, there were no waivers.

**	Not annualized.

(1)

The Russell 1000® Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Value Portfolio Commentary - (Continued)

The U.S. stock market got off to a slow start as the Wilshire 5000 Total Market IndexSM rose 1.68% through June 2015. The year started with a loss as increased market volatility triggered by the continued sell off in oil, quantitative easing in the Eurozone, and the Swiss National Bank’s decision to remove its currency cap with the euro spooked investors. As volatility decreased in February, markets rebounded strongly before again retracting to end the first quarter. April and May posted positive returns as investors rallied around the Federal Reserve’s patience with raising interest rates. However, markets sold off during the last week of June as tensions in the Eurozone spilled into the domestic market as Greek Prime Minster Alexis Tsipras formally rejected the International Monetary Fund’s bailout offer. U.S. economic data releases were mixed during the first half of the year. Gross domestic product for the first quarter of 2015 contracted -0.2%, consumer sentiment remains strong and U.S. unemployment continues to decline, with the June unemployment rate falling to 5.3%. Year to date, growth securities have outperformed value while small capitalization stocks have rallied relative to their larger capitalization counterparts. Within small capitalization stocks, non-earners outperformed during the last six months driven largely by the bio-tech companies. Within large capitalization securities, trends shifted between the first and second quarters with low beta and the highest price-to-earnings (P/E) quintile of stocks outperforming during the first quarter, while in the second quarter high beta securities and the lower P/E quintile of securities outperformed.

Sector performance for the Wilshire 5000 IndexSM was mixed through June 30. Health Care dominated all other sectors returning 11.5%. Also posting strong returns were the Consumer Discretionary (+6.8%) and Telecom Services (+5.1%) sectors. With yield underperforming and energy dragged down by decreased commodity prices, Utilities and Energy were the worst performing sectors, returning -10.6% and -4.3%, respectively.

The Wilshire Large Company Value Portfolio Institutional Class returned -0.09% for the first six months of 2015, outperforming the Russell 1000® Value Index return of -0.61% by 0.52%. The Fund benefited from strong stock selection and sector allocation positioning. Strong stock selection in the Health Care, Financials, and Energy sectors as well as an underweight allocation to the Utilities sector drove performance. Weak stock selection in the Industrials and Information Technology sectors weighed on relative performance.

We are pleased with the Fund’s outperformance for the year-to-date period and believe the Fund is well positioned going into the second half of 2015 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Large Company Value Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of June 30, 2015)

†	Based on percent of the Portfolio’s total investments in securities, at value. Includes investments held as collateral for securities on loan (see Note 6 in Notes to Financial Statements).

Small Company Growth Portfolio Commentary

INVESTMENT CLASS SHARES

Average Annual Total Return*

Six Months Ended 06/30/15**	8.70%
One Year Ended 06/30/15	11.42%
Five Years Ended 06/30/15	18.94%
Ten Years Ended 06/30/15	8.58%

RUSSELL 2000® GROWTH INDEX(1)

Average Annual Total Return

Six Months Ended 06/30/15**	8.74%
One Year Ended 06/30/15	12.34%
Five Years Ended 06/30/15	19.33%
Ten Years Ended 06/30/15	9.86%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*

Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements (excluding fees paid indirectly), historical total returns would have been lower. For the six months ended June 30, 2015, 0.08% of average net assets was waived or reimbursed through other expenses in the Investment Class Shares.

**	Not annualized.

(1)

The Russell 2000® Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Growth Portfolio Commentary - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Return*

Six Months Ended 06/30/15**	8.85%
One Year Ended 06/30/15	11.77%
Five Years Ended 06/30/15	19.22%
Ten Years Ended 06/30/15	8.84%

RUSSELL 2000® GROWTH INDEX(1)

Average Annual Total Return

Six Months Ended 06/30/15**	8.74%
One Year Ended 06/30/15	12.34%
Five Years Ended 06/30/15	19.33%
Ten Years Ended 06/30/15	9.86%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*

Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements (excluding fees paid indirectly), historical total returns would have been lower. For the six months ended June 30, 2015, 0.08% of average net assets was waived or reimbursed through other expenses in the Institutional Class Shares.

**	Not annualized.

(1)

The Russell 2000® Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Growth Portfolio Commentary - (Continued)

The U.S. stock market got off to a slow start as the Wilshire 5000 Total Market IndexSM rose 1.68% through June 2015. The year started with a loss as increased market volatility triggered by the continued sell off in oil, quantitative easing in the Eurozone, and the Swiss National Bank’s decision to remove its currency cap with the euro spooked investors. As volatility decreased in February, markets rebounded strongly before again retracting to end the first quarter. April and May posted positive returns as investors rallied around the Federal Reserve’s patience with raising interest rates. However, markets sold off during the last week of June as tensions in the Eurozone spilled into the domestic market as Greek Prime Minster Alexis Tsipras formally rejected the International Monetary Fund’s bailout offer. U.S. economic data releases were mixed during the first half of the year. Gross domestic product for the first quarter of 2015 contracted -0.2%, consumer sentiment remains strong and U.S. unemployment continues to decline, with the June unemployment rate falling to 5.3%. Year to date, growth securities have outperformed value while small capitalization stocks have rallied relative to their larger capitalization counterparts. Within small capitalization stocks, non-earners outperformed during the last six months driven largely by the bio-tech companies. Within large capitalization securities, trends shifted between the first and second quarters with low beta and the highest price-to-earnings (P/E) quintile of stocks outperforming during the first quarter, while in the second quarter high beta securities and the lower P/E quintile of securities outperformed.

Sector performance for the Wilshire 5000 IndexSM was mixed through June 30. Health Care dominated all other sectors returning 11.5%. Also posting strong returns were the Consumer Discretionary (+6.8%) and Telecom Services (+5.1%) sectors. With yield underperforming and energy dragged down by decreased commodity prices, Utilities and Energy were the worst performing sectors, returning -10.6% and -4.3%, respectively.

The Wilshire Small Company Growth Portfolio Institutional Class returned 8.85% for the first six months of 2015, outperforming the Russell 2000 Growth Index return of 8.74% by 0.11%. The Fund benefited from strong stock selection in the Financials and Information Technology sectors as well as an underweight allocation to the Materials sector. Weak stock selection in the Industrials and Consumer Discretionary sectors weighed on relative performance.

We are pleased with the Fund’s outperformance for the year-to-date period and believe the Fund is well positioned going into the second half of 2015 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Small Company Growth Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of June 30, 2015)

†	Based on percent of the Portfolio’s total investments in securities, at value. Includes investments held as collateral for securities on loan (see Note 6 in Notes to Financial Statements).

Small Company Value Portfolio Commentary

INVESTMENT CLASS SHARES

Average Annual Total Return*

Six Months Ended 06/30/15**	1.71%
One Year Ended 06/30/15	4.09%
Five Years Ended 06/30/15	16.28%
Ten Years Ended 06/30/15	7.61%

RUSSELL 2000® VALUE INDEX(1)

Average Annual Total Return

Six Months Ended 06/30/15**	0.76%
One Year Ended 06/30/15	0.78%
Five Years Ended 06/30/15	14.81%
Ten Years Ended 06/30/15	6.87%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*

Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements (excluding fees paid indirectly), historical total returns would have been lower. For the six months ended June 30, 2015, 0.06% of average net assets was waived or reimbursed through other expenses in the Investment Class Shares.

**	Not annualized.

(1)

The Russell 2000® Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Value Portfolio Commentary - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Return*

Six Months Ended 06/30/15**	1.90%
One Year Ended 06/30/15	4.41%
Five Years Ended 06/30/15	16.67%
Ten Years Ended 06/30/15	7.97%

RUSSELL 2000® VALUE INDEX(1)

Average Annual Total Return

Six Months Ended 06/30/15**	0.76%
One Year Ended 06/30/15	0.78%
Five Years Ended 06/30/15	14.81%
Ten Years Ended 06/30/15	6.87%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*

Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements (excluding fees paid indirectly), historical total returns would have been lower. For the six months ended June 30, 2015, 0.05% of average net assets was waived or reimbursed through other expenses in the Institutional Class Shares.

**	Not annualized.

(1)

The Russell 2000® Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Value Portfolio Commentary - (Continued)

The U.S. stock market got off to a slow start as the Wilshire 5000 Total Market IndexSM rose 1.68% through June 2015. The year started with a loss as increased market volatility triggered by the continued sell off in oil, quantitative easing in the Eurozone, and the Swiss National Bank’s decision to remove its currency cap with the euro spooked investors. As volatility decreased in February, markets rebounded strongly before again retracting to end the first quarter. April and May posted positive returns as investors rallied around the Federal Reserve’s patience with raising interest rates. However, markets sold off during the last week of June as tensions in the Eurozone spilled into the domestic market as Greek Prime Minster Alexis Tsipras formally rejected the International Monetary Fund’s bailout offer. U.S. economic data releases were mixed during the first half of the year. Gross domestic product for the first quarter of 2015 contracted -0.2%, consumer sentiment remains strong and U.S. unemployment continues to decline, with the June unemployment rate falling to 5.3%. Year to date, growth securities have outperformed value while small capitalization stocks have rallied relative to their larger capitalization counterparts. Within small capitalization stocks, non-earners outperformed during the last six months driven largely by the bio-tech companies. Within large capitalization securities, trends shifted between the first and second quarters with low beta and the highest price-to-earnings (P/E) quintile of stocks outperforming during the first quarter, while in the second quarter high beta securities and the lower P/E quintile of securities outperformed.

Sector performance for the Wilshire 5000 IndexSM was mixed through June 30. Health Care dominated all other sectors returning 11.5%. Also posting strong returns were the Consumer Discretionary (+6.8%) and Telecom Services (+5.1%) sectors. With yield underperforming and energy dragged down by decreased commodity prices, Utilities and Energy were the worst performing sectors, returning -10.6% and -4.3%, respectively.

The Wilshire Small Company Value Portfolio Institutional Class returned 1.90% for the first six months of 2015, outperforming the Russell 2000 Value Index return of 0.76% by 1.14%. The Fund benefited from strong stock selection and sector allocation positioning. Strong stock selection in the Industrials and Consumer Discretionary sectors as well as an overweight allocation to the Health Care sector drove performance. Weak stock selection in the Consumer Staples sector weighed on relative performance.

We are pleased with the Fund’s outperformance for the year-to-date period and believe the Fund is well positioned going into the second half of 2015 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Small Company Value Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of June 30, 2015)

†	Based on percent of the Portfolio’s total investments in securities, at value. Includes investments held as collateral for securities on loan (see Note 6 in Notes to Financial Statements).

Wilshire 5000 Indexsm Fund Commentary

INVESTMENT CLASS SHARES

Average Annual Total Return*

Six Months Ended 06/30/15**	1.17%
One Year Ended 06/30/15	6.23%
Five Years Ended 06/30/15	16.56%
Ten Years Ended 06/30/15	7.45%

WILSHIRE 5000 INDEXSM(1)

Average Annual Total Return

Six Months Ended 06/30/15**	1.68%
One Year Ended 06/30/15	7.10%
Five Years Ended 06/30/15	17.34%
Ten Years Ended 06/30/15	8.17%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*

Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2015, there were no waivers.

**	Not annualized.

(1)

The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Return*

Six Months Ended 06/30/15**	1.33%
One Year Ended 06/30/15	6.48%
Five Years Ended 06/30/15	16.83%
Ten Years Ended 06/30/15	7.67%

WILSHIRE 5000 INDEXSM(1)

Average Annual Total Return

Six Months Ended 06/30/15**	1.68%
One Year Ended 06/30/15	7.10%
Five Years Ended 06/30/15	17.34%
Ten Years Ended 06/30/15	8.17%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*

Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2015, there were no waivers.

**	Not annualized.

(1)

The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

QUALIFIED CLASS SHARES

Average Annual Total Return*

Six Months Ended 06/30/15**	1.52%
One Year Ended 06/30/15	6.92%
Five Years Ended 06/30/15	17.11%
Ten Years Ended 06/30/15	7.66%

WILSHIRE 5000 INDEXSM(1)

Average Annual Total Return

Six Months Ended 06/30/15**	1.68%
One Year Ended 06/30/15	7.10%
Five Years Ended 06/30/15	17.34%
Ten Years Ended 06/30/15	8.17%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*

Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2015, there were no waivers.

**	Not annualized.

(1)

The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

HORACE MANN CLASS SHARES

Average Annual Total Return*

Six Months Ended 06/30/15**	1.17%
One Year Ended 06/30/15	6.15%
Five Years Ended 06/30/15	16.55%
Ten Years Ended 06/30/15	7.40%

WILSHIRE 5000 INDEXSM(1)

Average Annual Total Return

Six Months Ended 06/30/15**	1.68%
One Year Ended 06/30/15	7.10%
Five Years Ended 06/30/15	17.34%
Ten Years Ended 06/30/15	8.17%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*

Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2015, there were no waivers.

**	Not annualized.

(1)

The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

The U.S. stock market got off to a slow start as the Wilshire 5000 Total Market IndexSM rose 1.68% through June 2015. The year started with a loss as increased market volatility triggered by the continued sell off in oil, quantitative easing in the Eurozone, and the Swiss National Bank’s decision to remove its currency cap with the euro spooked investors. As volatility decreased in February, markets rebounded strongly before again retracting to end the first quarter. April and May posted positive returns as investors rallied around the Federal Reserve’s patience with raising interest rates. However, markets sold off during the last week of June as tensions in the Eurozone spilled into the domestic market as Greek Prime Minster Alexis Tsipras formally rejected the International Monetary Fund’s bailout offer. U.S. economic data releases were mixed during the first half of the year. Gross domestic product for the first quarter of 2015 contracted -0.2%, consumer sentiment remains strong and U.S. unemployment continues to decline, with the June unemployment rate falling to 5.3%. Year to date, growth securities have outperformed value while small capitalization stocks have rallied relative to their larger capitalization counterparts. Within small capitalization stocks, non-earners outperformed during the last six months driven largely by the bio-tech companies. Within large capitalization securities, trends shifted between the first and second quarters with low beta and the highest price-to-earnings (P/E) quintile of stocks outperforming during the first quarter, while in the second quarter high beta securities and the lower P/E quintile of securities outperformed.

Sector performance for the Wilshire 5000 IndexSM was mixed through June 30. Health Care dominated all other sectors returning 11.5%. Also posting strong returns were the Consumer Discretionary (+6.8%) and Telecom Services (+5.1%) sectors. With yield underperforming and energy dragged down by decreased commodity prices, Utilities and Energy were the worst performing sectors, returning -10.6% and -4.3%, respectively.

The Wilshire 5000 IndexSM Fund Institutional Class returned 1.33% for the first six months of 2015, underperforming the Fund’s benchmark (the Wilshire 5000 IndexSM) return of 1.68% by 0.35%. Underperformance is attributable to both Fund expenses as well as the optimization approach utilized by Los Angeles Capital, the Fund’s sub-advisor, and is well within the range of historical experiences.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of June 30, 2015)

†	Based on percent of the Fund’s total investments in securities, at value. Includes investments held as collateral for securities on loan (see Note 6 in Notes to Financial Statements).

Wilshire International Equity Fund Commentary

INVESTMENT CLASS SHARES

Average Annual Total Return*

Six Months Ended 06/30/15**	4.42%
One Year Ended 06/30/15	(4.80)%
Five Years Ended 06/30/15	9.73%
Inception (11/16/07) through 06/30/15	0.82%

MSCI ALL COUNTRY WORLD INDEX EX-U.S.(1)

Average Annual Total Return

Six Months Ended 06/30/15**	4.03%
One Year Ended 06/30/15	(5.26)%
Five Years Ended 06/30/15	7.76%
Inception (11/16/07) through 06/30/15	(0.01)%

On April 2, 2013, the Wilshire International Equity Fund’s investment strategy was changed. Consequently, prior period performance may have been different if the new investment strategy had been in effect during these periods. Effective May 28, 2014, the MSCI All Country World Index Ex-U.S. replaced the MSCI EAFE Index as the Wilshire International Equity Fund’s primary benchmark index. The adviser believes the MSCI All Country World Index Ex-U.S. is a more appropriate index given the Wilshire International Equity Fund’s investment strategy.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*

Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2015, 0.26% of average net assets was waived or reimbursed through other expenses in the Investment Class Shares.

**	Not annualized.

(1)

The MSCI All Country World Ex-U.S. Index is an unmanaged capitalization-weighted measure of stock markets of developed and emerging markets, with the exception of U.S.-based companies. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot invest directly in an index. Index performance is presented for general comparative purposes.

Wilshire International Equity Fund Commentary - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Return*

Six Months Ended 06/30/15**	4.56%
One Year Ended 06/30/15	(4.55)%
Five Years Ended 06/30/15	9.96%
Inception (11/16/07) through 06/30/15	1.08%

MSCI ALL COUNTRY WORLD INDEX EX-U.S.(1)

Average Annual Total Return

Six Months Ended 06/30/15**	4.03%
One Year Ended 06/30/15	(5.26)%
Five Years Ended 06/30/15	7.76%
Inception (11/16/07) through 06/30/15	(0.01)%

On April 2, 2013, the Wilshire International Equity Fund’s investment strategy was changed. Consequently, prior period performance may have been different if the new investment strategy had been in effect during these periods. Effective May 28, 2014, the MSCI All Country World Index Ex-U.S. replaced the MSCI EAFE Index as the Wilshire International Equity Fund’s primary benchmark index. The adviser believes the MSCI All Country World Index Ex-U.S. is a more appropriate index given the Wilshire International Equity Fund’s investment strategy.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*

Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2015, 0.02% of average net assets was waived or reimbursed through other expenses in the Institutional Class Shares.

**	Not annualized.

(1)

The MSCI All Country World Ex-U.S. Index is an unmanaged capitalization-weighted measure of stock markets of developed and emerging markets, with the exception of U.S.-based companies. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot invest directly in an index. Index performance is presented for general comparative purposes.

Wilshire International Equity Fund Commentary - (Continued)

International stock markets outperformed the U.S. as the MSCI All Country World ex-U.S. Index returned 4.03% in the first half of the year. The Eurozone showed signs of economic recovery as the European Central Bank (ECB) began its quantitative easing program. The ECB plans to buy over $60 billion worth of European government, Agency, and European institution bonds per month through at least September 2015. Pacific markets continued to post strong quarterly gains as Japan, supported by positive corporate earnings and hopes of additional stimulus from the Bank of Japan, emerged from a recession, returning 13.6% through June 30. A strengthening U.S. dollar detracted from U.S.-based investor returns as every developed market country produced stronger gains in local currency terms. For the first six months of the year, the local currency return for the MSCI All Country World ex-U.S. Index was 7.52%. Uncertainty related to the Greek financial crisis dominated headlines and increased market volatility towards the end of the second quarter. After weeks of failed negotiations, on June 30th Greece formally defaulted on a $1.7 billion payment to the International Monetary Fund (IMF), becoming the first developed country to default to the IMF. China’s stock market suffered a deep correction in June, but year-to-date its run-up has been remarkable, underpinning gains in emerging market equities as a whole.

Sector performance for the MSCI All Country World ex-U.S. Index was mixed through June 30. Health Care dominated all other sectors, returning 9.8%. Also posting strong returns were the Consumer Discretionary (+7.1%) and Telecom Services (+5.4%) sectors. With yield underperforming and energy dragged down by decreased commodity prices, Utilities and Energy were the worst performing sectors returning -3.3% and -1.4%, respectively.

The Wilshire International Equity Fund Institutional Class returned 4.56% for the first six months of 2015, outperforming the MSCI All Country World ex-U.S. Index return of 4.03% by 0.53%. The Fund benefited from strong stock selection in the Materials, Health Care, and Consumer Discretionary sectors. Weak stock selection in the Industrials and Financials sectors weighed on relative performance. Regionally, the Fund benefited from strong stock selection in Canada and Hong Kong as well as an overweight allocation to Denmark. Weak stock selection in Switzerland weighed on relative performance.

We are pleased with the Fund’s outperformance for the year-to-date period and believe the Fund is well positioned going into the second half of 2015 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Wilshire International Equity Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of June 30, 2015)

†	Based on percent of the Fund’s total investments in securities, at value. Includes investments held as collateral for securities on loan (see Note 6 in Notes to Financial Statements).

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses For the Six Months Ended June 30, 2015 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a portfolio (or a “fund”), you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

The table on the next page illustrates your Portfolio’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return for the period. The “Expense Ratio” column shows the period’s annualized expense ratio and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Portfolio in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and assumed rate of return. It assumes that the Portfolio had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Mutual Funds, Inc. has no such charges, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses - (Continued) For the Six Months Ended June 30, 2015 (Unaudited)

	Beginning Account Value 01/01/2015	Ending Account Value 06/30/2015	Expense Ratio(1)	Expenses Paid During Period 01/01/15-06/30/15(2)
Large Company Growth Portfolio
Actual Fund Return
Investment Class	$ 1,000.00	$ 1,042.90	1.34%	$ 6.79
Institutional Class	$ 1,000.00	$ 1,044.60	1.03%	$ 5.21
Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,018.15	1.34%	$ 6.71
Institutional Class	$ 1,000.00	$ 1,019.70	1.03%	$ 5.14
Large Company Value Portfolio
Actual Fund Return
Investment Class	$ 1,000.00	$ 997.60	1.25%	$ 6.21
Institutional Class	$ 1,000.00	$ 999.10	0.98%	$ 4.88
Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,018.58	1.25%	$ 6.27
Institutional Class	$ 1,000.00	$ 1,019.91	0.98%	$ 4.93
Small Company Growth Portfolio
Actual Fund Return
Investment Class	$ 1,000.00	$ 1,087.00	1.45%	$ 7.51
Institutional Class	$ 1,000.00	$ 1,088.50	1.16%	$ 6.03
Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,017.59	1.45%	$ 7.26
Institutional Class	$ 1,000.00	$ 1,019.02	1.16%	$ 5.83
Small Company Value Portfolio
Actual Fund Return
Investment Class	$ 1,000.00	$ 1,017.10	1.49%	$ 7.46
Institutional Class	$ 1,000.00	$ 1,019.00	1.17%	$ 5.85
Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,017.40	1.49%	$ 7.46
Institutional Class	$ 1,000.00	$ 1,019.00	1.17%	$ 5.85

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses - (Concluded) For the Six Months Ended June 30, 2015 (Unaudited)

	Beginning Account Value 01/01/2015	Ending Account Value 06/30/2015	Expense Ratio(1)	Expenses Paid During Period 01/01/15-06/30/15(2)
Wilshire 5000 IndexSM Fund
Actual Fund Return
Investment Class	$ 1,000.00	$ 1,011.70	0.65%	$ 3.24
Institutional Class	$ 1,000.00	$ 1,013.30	0.44%	$ 2.21
Qualified Class	$ 1,000.00	$ 1,015.20	0.00%	$ —(3)
Horace Mann Class	$ 1,000.00	$ 1,011.70	0.67%	$ 3.36
Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,021.57	0.65%	$ 3.26
Institutional Class	$ 1,000.00	$ 1,022.60	0.44%	$ 2.22
Qualified Class	$ 1,000.00	$ 1,024.79	0.00%	$ —(3)
Horace Mann Class	$ 1,000.00	$ 1,021.46	0.67%	$ 3.37
Wilshire International Equity Fund
Actual Fund Return
Investment Class	$ 1,000.00	$ 1,044.20	1.50%	$ 7.60
Institutional Class	$ 1,000.00	$ 1,045.60	1.25%	$ 6.34
Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,017.36	1.50%	$ 7.50
Institutional Class	$ 1,000.00	$ 1,018.60	1.25%	$ 6.26

(1)	Annualized, based on the Portfolio’s most recent fiscal half-year expenses.

(2)	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

(3)

There were no expenses accrued in the Wilshire 5000 IndexSM Fund Qualified Class for the six months ended June 30, 2015 due to the low average net assets (of approximately $195) relative to the other classes of this Fund.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Condensed Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 99.3%††
Consumer Discretionary — 22.7%
13,625	Advance Auto Parts, Inc.(a)	0.9	$2,170,326
17,025	Amazon.com, Inc.†	3.1	7,390,382
32,375	Delphi Automotive PLC	1.1	2,754,789
41,705	Dollar General Corp.	1.4	3,242,146
36,394	Home Depot, Inc. (The)(a)	1.7	4,044,465
2,200	Priceline Group, Inc.†	1.0	2,533,014
114,348	PulteGroup, Inc.(a)	0.9	2,304,112
28,645	Royal Caribbean Cruises†	0.9	2,254,075
87,500	Starbucks Corp.	2.0	4,691,312
34,525	Tractor Supply Co.(a)	1.3	3,105,179
19,845	Ulta Salon Cosmetics & Fragrance, Inc.† (a)	1.3	3,065,060
48,550	Walt Disney Co. (The)	2.3	5,541,497
176,770	Other Securities	4.8	11,574,089
			54,670,446
Consumer Staples — 8.1%
113,633	Coca-Cola Co. (The)	1.9	4,457,822
23,045	Costco Wholesale Corp.(a)	1.3	3,112,458
16,857	Diageo PLC ADR(a)	0.8	1,956,086
27,129	Estee Lauder Cos., Inc. (The), Class A(a)	1.0	2,350,999
24,600	Monster Beverage Corp.†	1.4	3,296,892
72,075	Other Securities	1.7	4,355,973
			19,530,230
Energy — 2.6%
25,467	Anadarko Petroleum Corp.	0.8	1,987,954
40,730	EOG Resources, Inc.	1.5	3,565,912
10,400	Other Securities	0.3	658,328
			6,212,194
Financials — 6.7%
16,128	Affiliated Managers Group, Inc.† (a)	1.5	3,525,581
15,730	Ameriprise Financial, Inc.	0.8	1,965,149
113,325	Charles Schwab Corp. (The)(a)	1.5	3,700,061
30,415	First Republic Bank(a)	0.8	1,917,057
23,911	McGraw Hill Financial, Inc.	1.0	2,401,860
37,446	Other Securities	1.1	2,493,900
			16,003,608
Health Care — 16.9%
30,250	Alexion Pharmaceuticals, Inc.†	2.3	$5,468,292
42,213	Celgene Corp.†	2.0	4,885,522
30,196	Centene Corp.† (a)	1.0	2,427,758
43,995	Cerner Corp.†	1.3	3,038,295
61,236	Gilead Sciences, Inc.	3.0	7,169,511
30,800	IDEXX Laboratories, Inc.† (a)	0.8	1,975,512
17,249	Vertex Pharmaceuticals, Inc.†	0.9	2,129,907
205,751	Other Securities	5.6	13,490,091
			40,584,888
Industrials — 6.8%
18,850	Canadian Pacific Railway, Ltd.	1.3	3,020,335
49,689	Textron, Inc.(a)	0.9	2,217,620
22,475	United Rentals, Inc.† (a)	0.8	1,969,260
124,621	Other Securities	3.8	9,104,192
			16,311,407
Information Technology — 31.2%
45,725	Adobe Systems, Inc.†	1.5	3,704,182
8,750	Alliance Data Systems Corp.†	1.1	2,554,475
120,607	Apple, Inc.	6.3	15,127,133
9,850	CoStar Group, Inc.†	0.8	1,982,411
92,938	Facebook, Inc., Class A†	3.3	7,970,828
10,906	Google, Inc., Class A† (a)	2.5	5,889,676
5,655	Google, Inc., Class C†	1.2	2,943,484
30,500	NXP Semiconductor NV†	1.3	2,995,100
68,558	Rackspace Hosting, Inc.† (a)	1.1	2,549,672
30,360	Skyworks Solutions, Inc.(a)	1.3	3,160,476
96,983	Visa, Inc., Class A(a)	2.7	6,512,408
28,150	VMware, Inc., Class A† (a)	1.0	2,413,581
47,388	Yelp, Inc., Class A† (a)	0.9	2,039,106
307,813	Other Securities	6.2	15,236,011
			75,078,543
Materials — 3.9%
16,334	Ecolab, Inc.	0.8	1,846,885
16,915	Sherwin-Williams Co. (The)(a)	1.9	4,651,963
36,822	Other Securities	1.2	2,902,189
			9,401,037
Telecommunication Services — 0.4%
22,897	Other Securities	0.4	1,014,832
			1,014,832
Total Common Stock (Cost $177,006,329)			238,807,185

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2015 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
SHORT-TERM INVESTMENTS (b) — 21.7%
1,527,058	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%	0.6	$1,527,058
50,598,185	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010% (c)	21.1	50,598,185

Total Short-Term Investments (Cost $52,125,243)			52,125,243

Total Investments — 121.0%
(Cost $229,131,572)			290,932,428
Other Assets & Liabilities, Net — (21.0)%			(50,485,874)

NET ASSETS — 100.0%			$240,446,554

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at June 30, 2015. The total market value of securities on loan at June 30, 2015 was $52,082,831 (Note 6).
(b)	Rate shown in the 7-day effective yield as of June 30, 2015.
(c)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2015 was $50,598,185. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $2,529,845 (Note 6).

ADR — American Depository Receipt

Ltd. — Limited

PLC — Public Limited Company

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

As of June 30, 2015, all of the Portfolio’s investments were considered Level 1. For the six months ended June 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Condensed Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 99.2%††
Consumer Discretionary — 8.6%
74,825	Ford Motor Co.	1.0	$1,123,123
29,395	General Motors Co.	0.8	979,736
53,975	News Corp., Class A†	0.7	787,495
11,383	Omnicom Group, Inc.	0.7	791,005
44,263	Staples, Inc.	0.6	677,666
128,286	Other Securities	4.8	5,824,127
			10,183,152
Consumer Staples — 5.6%
13,988	CVS Health Corp.	1.2	1,467,061
17,082	Wal-Mart Stores, Inc.	1.0	1,211,626
109,466	Other Securities	3.4	4,007,117
			6,685,804
Energy — 11.5%
50,868	BP PLC ADR(a)	1.7	2,032,685
15,440	Devon Energy Corp.	0.8	918,526
31,453	Exxon Mobil Corp.(a)	2.2	2,616,890
10,425	Hess Corp.(a)	0.6	697,224
27,019	Royal Dutch Shell PLC ADR, Class A(a)	1.3	1,540,353
15,645	Valero Energy Corp.	0.8	979,377
114,696	Other Securities	4.1	4,891,365
			13,676,420
Financials — 33.4%
27,295	American International Group, Inc.	1.4	1,687,377
13,675	Axis Capital Holdings, Ltd.(a)	0.6	729,835
170,858	Bank of America Corp.	2.5	2,908,003
6,097	Berkshire Hathaway, Inc., Class B†	0.7	829,863
56,903	Citigroup, Inc.	2.7	3,143,322
7,202	Goldman Sachs Group, Inc. (The)	1.3	1,503,705
22,964	Hartford Financial Services Group, Inc.	0.8	954,613
48,636	JPMorgan Chase & Co.	2.8	3,295,575
59,700	KeyCorp	0.8	896,694
33,450	MetLife, Inc.	1.6	1,872,865
24,225	Morgan Stanley	0.8	939,688
3,880	Northern Trust Corp.(a)	0.3	296,665
17,444	PNC Financial Services Group, Inc.(a)	1.4	1,668,519
8,985	State Street Corp.	0.6	$691,845
40,275	UBS Group AG(a)	0.7	853,830
31,469	Voya Financial, Inc.	1.2	1,462,365
35,213	Wells Fargo & Co.	1.7	1,980,379
470,401	Other Securities	11.5	13,783,484
			39,498,627
Health Care — 14.5%
24,128	Abbott Laboratories	1.0	1,184,202
11,950	Aetna, Inc.	1.3	1,523,147
9,850	Baxter International, Inc.	0.6	688,810
10,327	Cigna Corp.	1.4	1,672,974
7,510	HCA Holdings, Inc.† (a)	0.6	681,307
14,574	Johnson & Johnson	1.2	1,420,382
8,379	Laboratory Corp. of America Holdings† (a)	0.9	1,015,702
18,202	Merck & Co., Inc.	0.9	1,036,240
58,252	Pfizer, Inc.	1.6	1,953,190
76,966	Other Securities	5.0	5,948,757
			17,124,711
Industrials — 6.8%
25,019	General Electric Co.(a)	0.6	664,755
8,750	Parker Hannifin Corp.(a)	0.9	1,017,888
9,814	Stanley Black & Decker, Inc.	0.9	1,032,825
106,752	Other Securities	4.4	5,315,419
			8,030,887
Information Technology — 10.8%
58,891	Cisco Systems, Inc.	1.3	1,617,147
73,841	Hewlett-Packard Co.	1.9	2,215,968
30,292	Intel Corp.(a)	0.8	921,331
23,848	Microsoft Corp.	0.9	1,052,889
24,850	Oracle Corp.	0.8	1,001,455
167,312	Other Securities	5.1	6,020,947
			12,829,737
Materials — 3.2%
13,325	Dow Chemical Co. (The)(a)	0.6	681,840
74,735	Other Securities	2.6	3,083,507
			3,765,347
Telecommunication Services — 1.7%
23,898	AT&T, Inc.(a)	0.7	848,857
39,256	Other Securities	1.0	1,206,377
			2,055,234

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2015 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
Utilities — 3.1%
86,383	Other Securities	3.1	$3,645,305

Total Common Stock (Cost $97,287,281)			117,495,224

SHORT-TERM INVESTMENTS (b) — 24.7%
974,586	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%	0.8	974,586
28,271,457	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010% (c)	23.9	28,271,457

Total Short-Term Investments (Cost $29,246,043)			29,246,043

RIGHTS — 0.0%

Number of Rights
United States — 0.0%
2,236	Other Securities	0.0	1,189
Total Rights (Cost $—)			1,189

Total Investments — 123.9%
(Cost $126,533,324)			146,742,456
Other Assets & Liabilities, Net — (23.9)%			(28,304,210)

NET ASSETS — 100.0%			$118,438,246

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at June 30, 2015. The total market value of securities on loan at June 30, 2015 was $28,407,821 (Note 6).
(b)	Rate shown in the 7-day effective yield as of June 30, 2015.
(c)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2015 was $28,271,457. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $892,771 (Note 6).

ADR — American Depositary Receipt

Ltd. — Limited

PLC — Public Limited Company

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

As of June 30, 2015, all of the Portfolio’s investments were considered Level 1 except for Safeway Contingent Value Rights - PDC and Safeway Contingent Value Rights – Casa Ley which are Level 3. At June 30, 2015, the value of these Level 3 investments was $1,189. A reconciliation of Level 3 investments is only presented when the Portfolio has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. For the six months ended June 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Condensed Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 99.2%††
Consumer Discretionary — 17.9%
6,168	Asbury Automotive Group, Inc.† (a)	1.8	$558,944
5,570	Dorman Products, Inc.† (a)	0.9	265,466
9,540	G-III Apparel Group, Ltd.† (a)	2.2	671,139
12,118	Krispy Kreme Doughnuts, Inc.†	0.8	233,393
5,880	Monro Muffler Brake, Inc.(a)	1.2	365,501
3,455	Popeyes Louisiana Kitchen, Inc.†	0.7	207,265
15,605	Sonic Corp.(a)	1.5	449,424
11,671	Steven Madden, Ltd.† (a)	1.7	499,286
78,160	Other Securities	7.1	2,210,387
			5,460,805
Consumer Staples — 4.7%
3,530	J&J Snack Foods Corp.(a)	1.3	390,665
7,430	TreeHouse Foods, Inc.† (a)	2.0	602,053
8,764	Other Securities	1.4	437,620
			1,430,338
Energy — 2.2%
7,030	Matador Resources Co.† (a)	0.6	175,750
5,377	PDC Energy, Inc.† (a)	0.9	288,422
7,550	Other Securities	0.7	217,963
			682,135
Financials — 12.5%
22,100	BancorpSouth, Inc.(a)	1.9	569,296
7,768	Bank of the Ozarks, Inc.(a)	1.2	355,386
6,160	MarketAxess Holdings, Inc.(a)	1.9	571,463
4,640	Pinnacle Financial Partners, Inc.(a)	0.8	252,277
15,730	PrivateBancorp, Inc., Class A(a)	2.0	626,369
5,580	South State Corp.(a)	1.4	424,024
37,712	Other Securities	3.3	1,003,529
			3,802,344
Health Care — 26.7%
15,600	Aceto Corp.(a)	1.3	384,228
9,520	Air Methods Corp.† (a)	1.3	393,557
10,909	Cambrex Corp.† (a)	1.6	479,342
6,065	Cantel Medical Corp.(a)	1.1	325,508
4,330	Eagle Pharmaceuticals, Inc.† (a)	1.2	$350,124
11,157	ICON PLC† (a)	2.5	750,866
4,244	Lannett Co., Inc.† (a)	0.8	252,263
8,330	Medidata Solutions, Inc.† (a)	1.5	452,486
3,850	Neogen Corp.† (a)	0.6	182,644
5,240	PRA Health Sciences, Inc.† (a)	0.6	190,369
11,039	Prestige Brands Holdings, Inc.† (a)	1.7	510,443
5,390	Providence Service Corp. (The)† (a)	0.8	238,669
9,520	Sagent Pharmaceuticals, Inc.† (a)	0.8	231,431
13,180	Supernus Pharmaceuticals, Inc.†	0.7	223,796
121,207	Other Securities	10.2	3,160,979
			8,126,705
Industrials — 12.4%
9,470	Advanced Drainage Systems, Inc.(a)	0.9	277,755
10,620	Celadon Group, Inc.	0.7	219,621
5,560	EnerSys, Inc.(a)	1.3	390,812
8,800	Proto Labs, Inc.† (a)	2.0	593,824
7,158	Saia, Inc.† (a)	0.9	281,238
13,550	WageWorks, Inc.†	1.8	548,097
56,286	Other Securities	4.8	1,475,373
			3,786,720
Information Technology — 19.8%
3,760	Aspen Technology, Inc.† (a)	0.6	171,268
8,783	CEVA, Inc.† (a)	0.6	170,654
11,470	Ellie Mae, Inc.† (a)	2.6	800,491
8,854	Envestnet, Inc.† (a)	1.2	357,967
9,433	MAXIMUS, Inc.	2.0	620,031
4,600	Qualys, Inc.† (a)	0.6	185,610
21,790	Ruckus Wireless, Inc.† (a)	0.7	225,309
12,040	Silicon Laboratories, Inc.† (a)	2.1	650,280
3,420	SPS Commerce, Inc.† (a)	0.7	225,036
82,108	Other Securities	8.7	2,613,680
			6,020,326
Materials — 1.6%
22,068	Other Securities	1.6	473,218

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2015 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
Telecommunication Services — 1.3%
6,965	Cogent Communications Holdings, Inc.(a)	0.8	$235,696
13,825	Other Securities	0.5	150,457
			386,153
Utilities — 0.1%
460	Other Securities	0.1	17,199

Total Common Stock (Cost $23,438,828)			30,185,943

SHORT-TERM INVESTMENTS (b) — 47.2%
248,501	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%	0.8	248,501
14,109,404	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010% (c)	46.4	14,109,404

Total Short-Term Investments (Cost $14,357,905)			14,357,905

RIGHT — 0.0%

Number of Rights
United States — 0.0%
180	Other Securities	0.0	360
Total Right (Cost $—)			360

Total Investments — 146.4%
(Cost $37,796,733)			44,544,208
Other Assets & Liabilities, Net — (46.4)%			(14,113,332)

NET ASSETS — 100.0%			$30,430,876

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at June 30, 2015. The total market value of securities on loan at June 30, 2015 was $15,230,872 (Note 6).
(b)	Rate shown is the 7-day effective yield as of June 30, 2015.
(c)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2015 was $14,109,404. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $1,338,647 (Note 6).

Ltd. — Limited

PLC — Public Limited Company

Amount designated as “—” is either $0 or has been rounded to $0.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

As of June 30, 2015, all of the Portfolio’s investments were considered Level 1 except for Trius Contingent Value Rights, which was Level 3. At June 30, 2015, the investment was valued at $360. A reconciliation of Level 3 investments is only presented when the Portfolio has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. For the six months ended June 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Condensed Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 96.6%††
Consumer Discretionary — 11.4%
11,035	Express, Inc.† (a)	0.6	$199,844
17,046	Hooker Furniture Corp.(a)	1.3	428,025
35,300	Stoneridge, Inc.† (a)	1.3	413,363
27,590	TRI Pointe Homes, Inc.† (a)	1.3	422,127
94,785	Other Securities	6.9	2,214,682
			3,678,041
Consumer Staples — 7.4%
7,075	Britvic PLC ADR	0.5	159,670
26,340	Elizabeth Arden, Inc.† (a)	1.2	375,608
9,018	Inter Parfums, Inc.(a)	0.9	305,981
3,325	John B. Sanfilippo & Son, Inc.(a)	0.5	172,567
17,155	Landec Corp.† (a)	0.8	247,546
2,290	Post Holdings, Inc.† (a)	0.4	123,500
6,768	TreeHouse Foods, Inc.† (a)	1.7	548,411
19,346	Other Securities	1.4	469,533
			2,402,816
Energy — 2.0%
36,400	Other Securities	2.0	646,023

Financials — 28.8%
28,695	Brandywine Realty Trust‡ (a)	1.2	381,070
15,910	Capital Bank Financial Corp., Class A† (a)	1.4	462,504
4,224	First American Financial Corp.(a)	0.5	157,175
30,625	Forestar Group, Inc.† (a)	1.2	403,025
5,042	Hilltop Holdings, Inc.†	0.4	121,462
4,865	MB Financial, Inc.(a)	0.5	167,551
12,064	National Penn Bancshares, Inc.(a)	0.4	136,082
8,850	PacWest Bancorp(a)	1.3	413,826
9,940	PrivateBancorp, Inc., Class A(a)	1.2	395,811
22,570	Ramco-Gershenson Properties Trust‡ (a)	1.1	368,342
18,793	Western Alliance Bancorp†	2.0	634,452
285,002	Other Securities	17.6	5,693,147
			9,334,447
Health Care — 6.0%
6,120	Analogic Corp.(a)	1.5	$482,868
5,130	Impax Laboratories, Inc.† (a)	0.7	235,570
2,181	Magellan Health, Inc.† (a)	0.5	152,823
36,480	Other Securities	3.3	1,074,870
			1,946,131
Industrials — 12.2%
13,040	Albany International Corp., Class A(a)	1.6	518,992
4,722	Astronics Corp.†	1.0	334,743
2,320	Curtiss-Wright Corp.(a)	0.5	168,061
6,180	EnerSys, Inc.(a)	1.3	434,392
8,035	GP Strategies Corp.†	0.8	267,083
18,575	Marten Transport, Ltd.(a)	1.2	403,077
4,369	Orbital ATK, Inc.(a)	1.0	320,510
78,680	Other Securities	4.8	1,514,085
			3,960,943
Information Technology — 17.2%
10,750	Coherent, Inc.† (a)	2.1	682,410
4,780	Convergys Corp.(a)	0.4	121,842
30,785	Entegris, Inc.† (a)	1.4	448,537
2,600	Euronet Worldwide, Inc.† (a)	0.5	160,420
31,100	GSI Group, Inc.† (a)	1.5	467,433
18,875	Integrated Device Technology, Inc.† (a)	1.3	409,588
73,080	Lattice Semiconductor Corp.† (a)	1.3	430,441
19,354	Microsemi Corp.† (a)	2.1	676,422
57,850	Mitel Networks Corp.† (a)	1.6	510,815
85,182	Other Securities	5.0	1,679,870
			5,587,778
Materials — 7.9%
6,970	Boise Cascade Co.† (a)	0.8	255,660
3,190	Deltic Timber Corp.(a)	0.7	215,772
14,120	Louisiana-Pacific Corp.† (a)	0.7	240,464
11,195	Materion Corp.(a)	1.2	394,624
6,639	Neenah Paper, Inc.(a)	1.2	391,435
23,205	PH Glatfelter Co.(a)	1.6	510,278
23,482	Other Securities	1.7	535,144
			2,543,377
Telecommunication Services — 0.3%
20,350	Other Securities	0.3	106,729

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2015 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
Utilities — 3.4%
7,575	Laclede Group, Inc.(a)	1.2	$394,355
18,374	Other Securities	2.2	716,337
			1,110,692
Total Common Stock (Cost $26,206,779)			31,316,977

SHORT-TERM INVESTMENTS (b) — 50.8%
1,161,998	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%	3.6	1,161,998
15,291,987	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010% (c)	47.2	15,291,987

Total Short-Term Investments (Cost $16,453,985)			16,453,985

Total Investments — 147.4%
(Cost $42,660,764)			47,770,962
Other Assets & Liabilities, Net — (47.4)%			(15,370,005)

NET ASSETS — 100.0%			$32,400,957

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	Non-income producing security.
‡	Real Estate Investment Trust.
(a)	This security or a partial position of this security is on loan at June 30, 2015. The total market value of securities on loan at June 30, 2015 was $15,270,959 (Note 6).
(b)	Rate shown is the 7-day effective yield as of June 30, 2015.
(c)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2015 was $15,291,987. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $449,526 (Note 6).

ADR — American Depositary Receipt

Ltd. — Limited

PLC — Public Limited Company

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

As of June 30, 2015, all of the Portfolio’s investments were considered Level 1. For the six months ended June 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Condensed Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 99.4%
Consumer Discretionary — 13.1%
4,060	Amazon.com, Inc.†	0.8	$1,762,405
21,246	Comcast Corp., Class A	0.6	1,277,734
13,033	Home Depot, Inc. (The)	0.6	1,448,357
10,444	McDonald's Corp.	0.5	992,911
17,775	Walt Disney Co. (The)	0.9	2,028,838
493,034	Other Securities	9.7	22,363,768
			29,874,013
Consumer Staples — 8.7%
19,475	Altria Group, Inc.	0.4	952,522
42,515	Coca-Cola Co. (The)	0.7	1,667,863
12,192	CVS Health Corp.	0.6	1,278,697
15,858	PepsiCo, Inc.	0.7	1,480,186
15,607	Philip Morris International, Inc.	0.6	1,251,213
29,164	Procter & Gamble Co. (The)	1.0	2,281,791
17,804	Wal-Mart Stores, Inc.	0.6	1,262,838
163,675	Other Securities	4.1	9,531,211
			19,706,321
Energy — 7.4%
20,305	Chevron Corp.	0.9	1,958,823
44,864	Exxon Mobil Corp.	1.7	3,732,685
13,762	Schlumberger, Ltd.	0.5	1,186,147
245,328	Other Securities	4.3	9,830,861
			16,708,516
Financials — 18.4%
119,573	Bank of America Corp.	0.9	2,035,132
21,012	Berkshire Hathaway, Inc., Class B†	1.3	2,859,943
34,490	Citigroup, Inc.	0.9	1,905,228
4,638	Goldman Sachs Group, Inc. (The)	0.4	968,368
40,259	JPMorgan Chase & Co.	1.2	2,727,950
2,650	Northern Trust Corp.	0.1	202,619
53,217	Wells Fargo & Co.	1.3	2,992,924
747,193	Other Securities	12.3	28,252,218
			41,944,382
Health Care — 13.9%
14,225	AbbVie, Inc.	0.4	955,778
4,075	Allergan PLC†	0.6	1,236,599
7,096	Amgen, Inc.	0.5	1,089,378
17,950	Bristol-Myers Squibb Co.	0.5	1,194,393
8,614	Celgene Corp.†	0.5	$996,941
13,714	Gilead Sciences, Inc.	0.7	1,605,635
29,656	Johnson & Johnson	1.3	2,890,274
28,680	Merck & Co., Inc.	0.7	1,632,752
66,962	Pfizer, Inc.	1.0	2,245,236
10,182	UnitedHealth Group, Inc.	0.6	1,242,204
229,007	Other Securities	7.1	16,473,241
			31,562,431
Industrials — 10.8%
6,803	3M Co.	0.5	1,049,703
7,343	Boeing Co. (The)	0.5	1,018,621
108,696	General Electric Co.	1.3	2,888,053
9,787	United Technologies Corp.	0.5	1,085,672
323,762	Other Securities	8.0	18,554,384
			24,596,433
Information Technology — 18.7%
62,137	Apple, Inc.	3.4	7,793,533
54,848	Cisco Systems, Inc.	0.7	1,506,126
23,864	Facebook, Inc., Class A†	0.9	2,046,696
5,928	Google, Inc., Class C†	1.4	3,085,583
51,393	Intel Corp.	0.7	1,563,118
9,736	International Business Machines Corp.	0.7	1,583,658
11,194	MasterCard, Inc., Class A	0.5	1,046,415
92,912	Microsoft Corp.	1.8	4,102,065
37,530	Oracle Corp.	0.7	1,512,459
17,355	QUALCOMM, Inc.	0.5	1,086,944
19,604	Visa, Inc., Class A	0.6	1,316,409
449,839	Other Securities	6.8	16,006,246
			42,649,252
Materials — 3.3%
155,389	Other Securities	3.3	7,562,603

Telecommunication Services — 2.2%
55,124	AT&T, Inc.(a)	0.9	1,958,004
44,888	Verizon Communications, Inc.	0.9	2,092,230
36,546	Other Securities	0.4	916,048
			4,966,282
Utilities — 2.9%
154,047	Other Securities	2.9	6,596,110

Total Common Stock (Cost $97,276,222)			226,166,343

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Condensed Schedule of Investments - (Continued)	June 30, 2015 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
SHORT-TERM INVESTMENTS (b) — 13.6%
1,352,728	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%	0.6	$1,352,728
29,551,035	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010% (c)	13.0	29,551,035

Total Short-Term Investments (Cost $30,903,763)			30,903,763

RIGHTS † — 0.0%

Number of Rights
United States — 0.0%
6,391	Other Securities	0.0	9,133
Total Rights (Cost $—)			9,133

WARRANTS † — 0.0%

Number of Warrants
United States — 0.0%
317	Other Securities	0.0	816
Total Warrants (Cost $5,185)			816

Total Investments — 113.0%
(Cost $128,185,170)			257,080,055
Other Assets & Liabilities, Net — (13.0)%			(29,515,907)

NET ASSETS — 100.0%			$227,564,148

†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at June 30, 2015. The total market value of securities on loan at June 30, 2015 was $31,123,745 (Note 6).
(b)	Rate shown in the 7-day effective yield as of June 30, 2015.
(c)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2015 was $29,551,035. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $2,243,044 (Note 6).

Ltd. — Limited

PLC — Public Limited Company

Amounts designated as “—“ are either $0, or have been rounded to $0.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

As of June 30, 2015, all of the Fund’s investments were considered Level 1, except for Furiex Pharmaceuticals Contingent Value Rights, Leap Wireless Contingent Value Rights, Orleans Homebuilders, Inc., Safeway Contingent Value Rights – CASA Ley, Safeway Contingent Value Rights - PDC and Trico Marine Services, Inc. which were Level 3. At June 30, 2015, the value of these Level 3 investments was $7,120. A reconciliation of Level 3 investments is only presented when the Portfolio has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. For the six months ended June 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 95.7%
Australia — 2.9%
30,985	CSL, Ltd.	1.0	$2,065,661
479,703	Other Securities	1.9	3,686,535
			5,752,196
Austria — 0.4%
35,951	Other Securities	0.4	880,107

Belgium — 0.9%
25,742	Other Securities	0.9	1,675,772

Bermuda — 1.7%
55,265	Lazard, Ltd., Class A(a)	1.6	3,108,104
17,892	Other Securities	0.1	185,818
			3,293,922
Brazil — 0.6%
169,896	Other Securities	0.6	1,276,029

Canada — 5.4%
15,330	Canadian Pacific Railway, Ltd.(b)	1.2	2,456,326
700	Canadian Pacific Railway, Ltd.*	0.1	112,101
4,700	Constellation Software, Inc.	1.0	1,865,926
17,600	Royal Bank of Canada	0.6	1,076,292
4,600	Valeant Pharmaceuticals International, Inc.†	0.5	1,020,434
110,200	Other Securities	2.0	3,988,135
			10,519,214
China — 5.1%
1,987,000	Bank of China, Ltd., Class H	0.7	1,289,526
810,000	China Construction Bank Corp., Class H	0.4	738,846
147,900	Tencent Holdings, Ltd.	1.5	2,957,487
2,230,500	Other Securities	2.5	4,952,941
			9,938,800
Denmark — 5.8%
67,733	Chr Hansen Holding A	1.7	3,302,801
56,575	Novo Nordisk ADR(b)	1.6	3,098,047
48,713	Novozymes A, Class B	1.2	2,314,386
12,547	Pandora A	0.7	1,346,346
100,492	Other Securities	0.6	1,322,228
			11,383,808
Finland — 0.8%
63,189	Other Securities	0.8	$1,496,237

France — 4.4%
16,436	Airbus Group SE	0.5	1,070,600
11,659	LVMH Moet Hennessy Louis Vuitton SE	1.0	2,049,778
208,859	Other Securities	2.9	5,578,563
			8,698,941
Germany — 3.4%
102,459	Other Securities	3.4	6,703,986

Hong Kong — 3.4%
105,216	CK Hutchison Holdings, Ltd.	0.8	1,546,883
1,833,500	Other Securities	2.6	5,040,392
			6,587,275
India — 0.4%
47,000	Other Securities	0.4	744,950

Indonesia — 0.6%
1,776,000	Other Securities	0.6	1,170,083

Ireland — 2.7%
168,170	Experian PLC	1.6	3,058,723
31,895	ICON PLC† (b)	1.1	2,146,533
			5,205,256
Israel — 0.1%
10,707	Other Securities	0.1	297,849

Italy — 1.5%
830,974	Other Securities	1.5	2,850,526

Japan — 14.4%
11,000	FANUC Corp.	1.1	2,250,772
16,900	Sundrug Co., Ltd.	0.5	1,006,316
48,300	Sysmex Corp.	1.5	2,876,628
65,600	Unicharm Corp.	0.8	1,558,297
1,618,455	Other Securities	10.5	20,614,443
			28,306,456
Luxembourg — 0.1%
12,359	Other Securities	0.1	120,072

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments - (Continued)	June 30, 2015 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
Mexico — 1.3%
534,700	Wal-Mart de Mexico SAB de CV	0.7	$1,306,005
270,300	Other Securities	0.6	1,265,149
			2,571,154
Netherlands — 6.1%
4,950	ASML Holding NV	0.3	514,888
27,925	ASML Holding NV ADR, Class G(b)	1.5	2,907,830
15,370	Core Laboratories NV(b)	0.9	1,752,795
71,048	ING Groep NV, CVA	0.6	1,179,781
49,805	Sensata Technologies Holding NV† (b)	1.3	2,626,716
106,385	Other Securities	1.5	2,966,999
			11,949,009
New Zealand — 0.0%
22,150	Other Securities	0.0	60,686

Norway — 0.9%
59,447	Statoil ASA	0.5	1,063,091
108,288	Other Securities	0.4	722,146
			1,785,237
Panama — 0.2%
10,300	Other Securities	0.2	331,454

Portugal — 0.0%
993,282	Other Securities	0.0	86,825

Russia — 0.8%
207,023	Other Securities	0.8	1,666,984

Singapore — 0.6%
300,000	Other Securities	0.6	1,258,885

South Africa — 2.1%
54,901	Remgro, Ltd.	0.6	1,153,869
79,900	Shoprite Holdings, Ltd.	0.6	1,138,893
295,570	Other Securities	0.9	1,783,464
			4,076,226
South Korea — 2.1%
90,647	Other Securities	2.1	4,048,452

Spain — 2.9%
215,674	Banco Santander SA	0.8	$1,517,058
53,142	Inditex SA	0.9	1,733,353
157,696	Other Securities	1.2	2,414,124
			5,664,535
Sweden — 1.8%
75,464	Svenska Cellulosa AB SCA, Class B	1.0	1,918,913
110,288	Other Securities	0.8	1,559,827
			3,478,740
Switzerland — 5.7%
47,513	Nestle SA	1.7	3,428,093
11,474	Novartis AG	0.6	1,128,588
5,479	Roche Holding AG	0.8	1,536,265
1,032	SGS SA	1.0	1,881,950
2,675	Swatch Group AG (The)(b)	0.5	1,042,389
67,340	Other Securities	1.1	2,254,989
			11,272,274
Taiwan — 3.6%
225,560	Taiwan Semiconductor Manufacturing Co., Ltd. ADR(b)	2.6	5,122,468
2,149,000	Other Securities	1.0	1,901,270
			7,023,738
Thailand — 0.2%
551,000	Other Securities	0.2	407,719

Turkey — 0.2%
117,400	Other Securities	0.2	442,256

United Kingdom — 10.8%
8,071	ARM Holdings PLC	0.1	132,072
48,700	ARM Holdings PLC ADR(b)	1.2	2,399,449
209,542	BP PLC	0.7	1,390,654
31,512	British American Tobacco PLC	0.9	1,696,674
234,825	BT Group PLC, Class A	0.9	1,662,866
81,855	Compass Group PLC	0.7	1,353,804
57,983	Prudential PLC	0.7	1,397,356
31,451	Reckitt Benckiser Group PLC	1.4	2,712,139
49,742	WH Smith PLC	0.6	1,192,895
982,086	Other Securities	3.6	7,144,100
			21,082,009

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments - (Continued)	June 30, 2015 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
United States — 1.8%
26,630	ACE, Ltd.	1.4	$2,707,738
15,110	Other Securities	0.4	767,757
			3,475,495
Total Common Stock (Cost $182,546,544)			187,583,157

SHORT-TERM INVESTMENTS (c) — 12.8%
4,516,671	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%	2.3	4,516,671
20,657,972	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010% (d)	10.5	20,657,972

Total Short-Term Investments (Cost $25,174,643)			25,174,643

PREFERRED STOCK — 1.0%
Brazil — 0.4%
105,220	Other Securities	0.4	705,131
Germany — 0.4%
6,819	Other Securities	0.4	762,413
Russia — 0.1%
96,739	Other Securities	0.1	169,957
South Korea — 0.1%
801	Other Securities	0.1	230,446

Total Preferred Stock (Cost $2,128,414)			1,867,947

EXCHANGE TRADED FUNDS — 0.8%
United States — 0.8%
33,018	iShares MSCI India ETF(b)	0.5	1,000,776
11,891	Vanguard FTSE All-World ex-US ETF(b)	0.3	577,308
Total Exchange Traded Funds (Cost $1,558,661)			1,578,084

Total Investments — 110.3%
(Cost $211,408,262)			$216,203,831
Other Assets & Liabilities, Net — (10.3)%			(20,166,791)

NET ASSETS — 100.0%			$196,037,040

†	Non-income producing security.
*	Security traded on the Toronto Stock Exchange
(a)	Security considered Master Limited Partnership. At June 30, 2015, this security amounted to $3,108,104 or 1.6% of Net Assets.
(b)	This security or a partial position of this security is on loan at June 30, 2015. The total market value of securities on loan at June 30, 2015 was $23,482,460 (Note 6).
(c)	Rate shown in the 7-day effective yield as of June 30, 2015.
(d)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2015 was $20,657,972. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $3,569,671 (Note 6).

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

Ltd. — Limited

PLC — Public Limited Company

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments - (Concluded)	June 30, 2015 (Unaudited)

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2		Level 3^	Total
Common Stock
Australia	$—	$5,752,196	*	$—	$5,752,196
Austria	—	880,107	*	—	880,107
Belgium	—	1,675,772	*	—	1,675,772
Bermuda	3,108,104	185,818	*	—	3,293,922
Brazil	1,276,029	—		—	1,276,029
Canada	10,519,214	—		—	10,519,214
China	2,243,901	7,609,561	*	85,338	9,938,800
Denmark	3,098,047	8,285,761	*	—	11,383,808
Finland	—	1,496,237	*	—	1,496,237
France	—	8,698,941	*	—	8,698,941
Germany	—	6,703,986	*	—	6,703,986
Hong Kong	—	6,587,275	*	—	6,587,275
India	744,950	—		—	744,950
Indonesia	—	1,170,083	*	—	1,170,083
Ireland	2,146,533	3,058,723	*	—	5,205,256
Israel	—	297,849	*	—	297,849
Italy	—	2,850,526	*	—	2,850,526
Japan	—	28,306,456	*	—	28,306,456
Luxembourg	—	120,072	*	—	120,072
Mexico	2,571,154	—		—	2,571,154
Netherlands	7,287,341	4,661,668	*	—	11,949,009
New Zealand	22,178	38,508	*	—	60,686
Norway	—	1,785,237	*	—	1,785,237
Panama	331,454	—		—	331,454
Portugal	—	86,825	*	—	86,825
Russia	1,058,486	608,498	*	—	1,666,984
Singapore	—	1,258,885	*	—	1,258,885
South Africa	—	4,076,226	*	—	4,076,226
South Korea	—	4,048,452	*	—	4,048,452
Spain	—	5,664,535	*	—	5,664,535
Sweden	—	3,478,740	*	—	3,478,740
Switzerland	—	11,272,274	*	—	11,272,274
Taiwan	5,122,468	1,901,270	*	—	7,023,738
Thailand	—	407,719	*	—	407,719
Turkey	—	442,256	*	—	442,256
United Kingdom	2,399,449	18,682,560	*	—	21,082,009
United States	3,475,495	—		—	3,475,495
Total Common Stock	45,404,803	142,093,016		85,338	187,583,157
Common Stock (continued)
Short-Term Investments	$25,174,643	$—		$—	$25,174,643
Preferred Stock	661,700	1,206,247	*	—	1,867,947
Exchange Traded Funds	1,578,084	—		—	1,578,084
Total Investments in Securities	$72,819,230	$143,299,263		$85,338	$216,203,831

^	A reconciliation of Level 3 investments is only presented when the Portfolio has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

*

For the six months ended June 30, 2015, the transfers out of Level 1 and into Level 2 were $20,315,083 and the transfers out of Level 2 into Level 1 were $0. The transfers in and out of Level 2 were due to securities trading primarily outside the United States, the value of which were adjusted as a result of local trading through the application of a third-party vendor (Note 2).

Amounts designated as “—“ are either $0 or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities June 30, 2015 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO		LARGE COMPANY VALUE PORTFOLIO		SMALL COMPANY GROWTH PORTFOLIO		SMALL COMPANY VALUE PORTFOLIO		WILSHIRE 5000 INDEXSM FUND		WILSHIRE INTERNATIONAL EQUITY FUND
ASSETS:
Investments in securities, at value (Note 2)	$290,932,428	*	$146,742,456	*	$44,544,208	*	$47,770,962	*	$257,080,055	*	$216,203,831	*
Foreign currency, at value	—		—		—		—		—		58,628
Cash	199,743		—		—		—		13,006		1,333
Receivable for investment securities sold	1,396,456		1,254,434		488,205		277,983		—		46,915
Dividends and interest receivable	113,379		132,739		7,665		37,057		257,865		479,068
Receivable for Portfolio shares sold	44,273		7,800		5,103		8,775		588,728		80,970
Dividend reclaim receivable	125		172		—		—		1		229,384
Receivable from Adviser (Note 3)	—		—		—		—		—		—
Prepaid expenses and other assets	30,718		26,056		17,261		18,799		43,815		19,073
Total Assets	292,717,122		148,163,657		45,062,442		48,113,576		257,983,470		217,119,202

LIABILITIES:
Payable upon return on securities loaned	50,598,185		28,271,457		14,109,404		15,291,987		29,551,035		20,657,972
Payable for investment securities purchased	1,257,128		1,270,871		463,438		348,536		—		46,915
Payable for Portfolio shares redeemed	104,866		42,941		6,159		18,305		666,696		119,152
Investment advisory fees payable (Note 3)	150,704		74,551		18,716		20,420		19,068		158,999
Distribution fees payable (Note 4)	24,324		11,883		4,780		4,387		43,004		448
Shareholder Service fees payable (Note 4)	22,271		1,194		—		887		19,699		1,822
Administration fees payable	14,066		6,958		1,769		1,899		13,347		11,544
Directors’ fees payable	5,049		2,631		589		660		5,706		4,262
Chief compliance officer expenses payable	736		382		86		95		766		579
Accrued expenses and other payables	93,239		42,543		26,625		25,443		100,001		80,469
Total Liabilities	52,270,568		29,725,411		14,631,566		15,712,619		30,419,322		21,082,162

NET ASSETS	$240,446,554		$118,438,246		$30,430,876		$32,400,957		$227,564,148		$196,037,040

* Includes Market Value of Securities on Loan	$52,082,831		$28,407,821		$15,230,872		$15,270,959		$31,123,745		$23,482,460

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities - (Continued) June 30, 2015 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
NET ASSETS consist of:
Paid-in capital	$160,472,725	$92,725,106	$22,536,753	$25,626,145	$125,197,830	$200,595,355
Undistributed net investment income/(accumulated net investment loss)	(272,487)	605,152	(19,451)	(11,127)	1,929,250	1,510,607
Accumulated net realized gain/(loss) on investments sold and foreign currency transactions	18,445,460	4,898,856	1,166,099	1,675,741	(28,457,817)	(10,861,510)
Net unrealized appreciation on investments	61,800,856	20,209,132	6,747,475	5,110,198	128,894,885	4,795,569
Net unrealized depreciation on other assets and liabilities denominated in foreign currencies	—	—	—	—	—	(2,981)

NET ASSETS	$240,446,554	$118,438,246	$30,430,876	$32,400,957	$227,564,148	$196,037,040

Investments in securities, at cost (Note 2)	178,533,387	98,261,867	23,687,329	27,368,777	98,634,135	190,750,290
Cash collateral for securities on loan, at cost	50,598,185	28,271,457	14,109,404	15,291,987	29,551,035	20,657,972
Foreign currency, at cost	—	—	—	—	—	58,436

NET ASSETS:
Investment Class shares	$108,903,135	$58,169,161	$14,256,158	$16,987,998	$158,031,382	$2,301,026
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†
Institutional Class shares	$131,543,419	$60,269,085	$16,174,718	$15,412,959	$67,843,661	$193,736,014
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†
Qualified Class shares	N/A	N/A	N/A	N/A	$195	N/A
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)
Horace Mann Class shares	N/A	N/A	N/A	N/A	$1,688,910	N/A
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)

†	For the Wilshire International Equity Fund, (40,000,000 shares authorized, per class, par value $.001 per share).
N/A — Not Applicable. Share classes currently not offered.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities - (Continued) June 30, 2015 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND		WILSHIRE INTERNATIONAL EQUITY FUND
SHARES OUTSTANDING:
Investment Class shares	2,701,013	2,751,859	559,457	730,617	8,672,068		243,140
Institutional Class shares	3,100,041	2,840,587	600,403	651,675	3,720,335		20,602,962
Qualified Class shares	N/A	N/A	N/A	N/A	10		N/A
Horace Mann Class shares	N/A	N/A	N/A	N/A	92,892		N/A

INVESTMENT CLASS SHARES:
Net asset value, offering and redemption price per share	$40.32	$21.14	$25.48	$23.25	$18.22		$9.46

INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption price per share	$42.43	$21.22	$26.94	$23.65	$18.24		$9.40

QUALIFIED CLASS SHARES:
Net asset value, offering and redemption price per share	N/A	N/A	N/A	N/A	$18.73	*	N/A

HORACE MANN CLASS SHARES:
Net asset value, offering and redemption price per share	N/A	N/A	N/A	N/A	$18.18		N/A

*	Difference in net asset value recalculation and net asset value stated is caused by rounding differences.
N/A — Not Applicable. Share classes currently not offered.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Operations For the Six Months Ended June 30, 2015 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
INVESTMENT INCOME:
Dividends	$1,075,940	$1,281,652	$138,514	$184,654	$2,174,520	$2,953,113
Dividends from investment companies	—	—	—	—	—	12,693
Interest	192	65	30	104	83	75
Income from Security Lending	46,244	16,873	25,852	11,187	43,082	23,289
Foreign taxes withheld	(202)	(11,495)	—	(146)	(695)	(304,244)
Total income	1,122,174	1,287,095	164,396	195,799	2,216,990	2,684,926

EXPENSES:
Investment advisory fee (Note 3)	897,002	457,701	121,031	132,148	117,269	925,000
Distribution (12b-1) fees (Note 4)
Investment Class	132,342	75,655	13,286	19,486	191,143	11,135
Horace Mann Class	N/A	N/A	N/A	N/A	2,595	N/A
Shareholder Service fees (Note 4)
Investment Class	47,105	6,014	5,009	5,802	41,803	11,118
Institutional Class	17,053	341	11	42	24,708	47
Administration and accounting fees (Note 3)	83,720	42,719	9,967	10,883	82,088	64,751
Directors' fees and expenses (Note 3)	18,114	9,376	2,099	2,311	19,111	14,271
Chief compliance officer expenses	736	382	86	95	766	579
Transfer agent fees (Note 3)	55,810	16,525	10,358	11,185	48,925	18,559
Professional fees	36,816	18,415	8,543	8,792	42,732	43,855
Printing fees	29,701	15,629	4,041	4,397	30,321	23,588
Registration and filing fees	26,332	17,722	13,279	13,093	22,370	17,139
Custodian fees (Note 3)	38,107	20,522	4,683	5,089	47,894	44,191
Other	14,894	8,620	3,434	3,345	21,956	20,563
Total expenses	1,397,732	689,621	195,827	216,668	693,681	1,194,796
Advisory waiver recapture (Note 3)	—	—	—	—	—	—
Fees waived by investment Adviser (Note 3)	—	—	(10,709)	(8,510)	—	(27,407)
Fees paid indirectly (Note 4)	(3,077)	(7,686)	(1,272)	(1,239)	(1,425)	—
Net expenses	1,394,655	681,935	183,846	(9,749)	692,256	1,167,389

Net investment income/(loss)	(272,481)	605,160	(19,450)	(11,120)	1,524,734	1,517,537

Amounts designated as “—” are either $0, or have been rounded to $0.
N/A – Not Applicable. Share classes currently not offered.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Operations - (Continued) For the Six Months Ended June 30, 2015 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 2 and 5):
Net realized gain/(loss) from:
Investments	$15,612,647	$4,149,634	$1,258,997	$1,063,290	$9,745,587	$(2,407,216)
Foreign currency transactions	—	—	—	—	—	(22,934)
Net change in unrealized appreciation/(depreciation) on:
Investments	(4,980,577)	(4,909,562)	1,171,677	(479,439)	(8,523,080)	8,392,183
Other assets and liabilities denominated in foreign currencies	—	—	—	—	—	4,623

Net realized and unrealized gain (loss) on investments and foreign currencies	10,632,070	(759,928)	2,430,674	583,851	1,222,507	5,966,656

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,359,589	$(154,768)	$2,411,224	$572,731	$2,747,241	$7,484,193

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets For the Six Months Ended June 30, 2015 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
OPERATIONS:
Net investment income/(loss)	$(272,481)	$605,160	$(19,450)	$(11,120)	$1,524,734	$1,517,537
Net realized gain/(loss) on investments and foreign currency transactions	15,612,647	4,149,634	1,258,997	1,063,290	9,745,587	(2,430,150)
Net change in unrealized appreciation/(depreciation) on investments and other assets and liabilities denominated in foreign currencies	(4,980,577)	(4,909,562)	1,171,677	(479,439)	(8,523,080)	8,396,806
Net increase (decrease) in net assets resulting from operations	10,359,589	(154,768)	2,411,224	572,731	2,747,241	7,484,193

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income:
Investment Class shares	—	—	—	—	—	—
Institutional Class shares	—	—	—	—	—	—
Qualified Class shares	N/A	N/A	N/A	N/A	—	N/A
Horace Mann Class shares	N/A	N/A	N/A	N/A	—	N/A
Net Realized Capital Gains:
Investment Class shares	—	—	—	—	—	—
Institutional Class shares	—	—	—	—	—	—
Total Distributions to Shareholders	—	—	—	—	—	—

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Investment Class shares:
Shares sold	8,086,232	4,926,946	3,227,878	4,174,976	13,018,848	1,660,762
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Shares redeemed	(7,400,629)	(8,232,335)	(1,433,920)	(1,586,403)	(61,298,142)	(11,538,510)
Net increase/(decrease) in net assets from Investment Class share transactions	685,603	(3,305,389)	1,793,958	2,588,573	(48,279,294)	(9,877,748)

Institutional Class shares:
Shares sold	3,505,681	8,651	20,026	144,007	3,377,184	31,827,262
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Shares redeemed	(12,370,743)	(3,175,797)	(675,705)	(680,070)	(3,914,220)	(9,815,489)
Net increase/(decrease) in net assets from Institutional Class share transactions	(8,865,062)	(3,167,146)	(655,679)	(536,063)	(537,036)	22,011,773

N/A — Not Applicable. Share classes currently not offered.
Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued) For the Six Months Ended June 30, 2015 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
CAPITAL STOCK TRANSACTIONS (DOLLARS) (Continued):
Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	1	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	—	N/A
Net increase in net assets from Qualified Class share transactions	N/A	N/A	N/A	N/A	1	N/A

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	15,825	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(62,996)	N/A
Net decrease in net assets from Horace Mann Class share transactions	N/A	N/A	N/A	N/A	(47,171)	N/A
Net increase/(decrease) in net assets from capital stock transactions	(8,179,459)	(6,472,535)	1,138,279	2,052,510	(48,863,500)	12,134,025
Net increase/(decrease) in net assets	2,180,130	(6,627,303)	3,549,503	2,625,241	(46,116,259)	19,618,218

NET ASSETS:
Beginning of period	238,266,424	125,065,549	26,881,373	29,775,716	273,680,407	176,418,822
End of period	$240,446,554	$118,438,246	$30,430,876	$32,400,957	$227,564,148	$196,037,040
Undistributed net investment income/(accumulated net investment loss) at end of period	$(272,487)	$605,152	$(19,451)	$(11,127)	$1,929,250	$1,510,607

N/A — Not Applicable. Share classes currently not offered.
Amounts designated as “—” are either $0, or have been rounded to $0

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued) For the Six Months Ended June 30, 2015 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	203,291	233,898	131,250	181,902	716,283	177,162
Shares issued as reinvestment of distributions	—	—	—	—	(16)	—
Shares redeemed	(185,662)	(387,838)	(57,993)	(69,017)	(3,399,933)	(1,189,544)
Net increase/(decrease) in Investment Class shares outstanding	17,629	(153,940)	73,257	112,885	(2,683,666)	(1,012,382)

Institutional Class shares:
Shares sold	84,824	404	760	6,324	184,996	3,283,266
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Shares redeemed	(296,746)	(149,597)	(25,981)	(29,015)	(214,850)	(1,044,115)
Net increase/(decrease) in Institutional Class shares outstanding	(211,922)	(149,193)	(25,221)	(22,691)	(29,854)	2,239,151

Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	—	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	—	N/A
Net increase/(decrease) in Qualified Class shares outstanding	N/A	N/A	N/A	N/A	—	N/A

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	869	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(3,446)	N/A
Net decrease in Horace Mann Class shares outstanding	N/A	N/A	N/A	N/A	(2,577)	N/A

N/A — Not Applicable. Share classes currently not offered.
Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets For the Year Ended December 31, 2014

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
OPERATIONS:
Net investment income/(loss)	$(1,138,272)	$1,454,381	$(242,375)	$(60,598)	$3,371,001	$1,055,132
Net realized gain/(loss) on investments and foreign currency transactions[1]	37,612,925	19,795,935	2,488,960	4,154,913	2,714,435	(6,599,153)
Net change in unrealized appreciation/(depreciation) on investments and other assets and liabilities denominated in foreign currencies	(15,391,639)	(5,478,728)	(1,322,416)	(2,249,172)	23,346,934	(5,785,252)
Net increase/(decrease) in net assets resulting from operations	21,083,014	15,771,588	924,169	1,845,143	29,432,370	(11,329,273)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income:
Investment Class shares	—	(651,594)	—	—	(2,481,169)	(26,717)
Institutional Class shares	(12,208)	(833,097)	—	—	(949,278)	(1,039,566)
Qualified Class shares	N/A	N/A	N/A	N/A	(3)	N/A
Horace Mann Class shares	N/A	N/A	N/A	N/A	(20,294)	N/A
Net Realized Capital Gains:
Investment Class shares	(14,643,447)	(6,065,315)	(1,040,728)	(1,598,464)	—	—
Institutional Class shares	(17,516,210)	(6,025,428)	(1,342,084)	(1,746,140)	—	—
Total Distributions to Shareholders	(32,171,865)	(13,575,434)	(2,382,812)	(3,344,604)	(3,450,744)	(1,066,283)

CAPITAL STOCK TRANSACTIONS (DOLLARS)[2]:
Investment Class shares:
Shares sold	5,921,915	7,924,035	3,606,707	2,374,779	67,507,638	14,389,483
Shares issued as reinvestment of distributions	14,284,315	6,608,197	1,018,961	1,578,890	2,410,271	24,739
Shares redeemed	(23,319,294)	(14,252,531)	(2,171,469)	(2,738,445)	(24,247,283)	(4,803,477)
Net increase/(decrease) in net assets from Investment Class share transactions	(3,113,064)	279,701	2,454,199	1,215,224	45,670,626	9,610,745

Institutional Class shares:
Shares sold	59,395,731	46,114,964	10,505,619	10,564,201	8,566,723	189,140,359
Shares issued as reinvestment of distributions	14,806,421	6,848,930	1,342,076	1,745,522	499,120	1,039,565
Shares redeemed	(178,850,572)	(103,724,127)	(19,556,780)	(20,871,705)	(7,502,183)	(59,283,107)
Net increase/(decrease) in net assets from Institutional Class share transactions	(104,648,420)	(50,760,233)	(7,709,085)	(8,561,982)	1,563,660	130,896,817

[1]	Includes realized gain/(loss) as a result of in-kind transactions. See Note 10 in Notes to Financial Statements.
[2]	Includes shares sold/shares redeemed as a result of in-kind transactions. See Note 10 in Notes to Financial Statements.
N/A — Not Applicable. Share classes currently not offered.
Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued) For the Year Ended December 31, 2014

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
CAPITAL STOCK TRANSACTIONS (DOLLARS) (Continued):
Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	1	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	1	N/A
Shares redeemed	N/A	N/A	N/A	N/A	—	N/A
Net increase in net assets from Qualified Class share transactions	N/A	N/A	N/A	N/A	2	N/A

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	31,450	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	20,294	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(66,118)	N/A
Net decrease in net assets from Horace Mann Class share transactions	N/A	N/A	N/A	N/A	(14,374)	N/A
Net increase/(decrease) in net assets from capital stock transactions	(107,761,484)	(50,480,532)	(5,254,886)	(7,346,758)	47,219,914	140,507,562
Net increase/(decrease) in net assets	(118,850,335)	(48,284,378)	(6,713,529)	(8,846,219)	73,201,540	128,112,006

NET ASSETS:
Beginning of year	357,116,759	173,349,927	33,594,902	38,621,935	200,478,867	48,306,816
End of year	$238,266,424	$125,065,549	$26,881,373	$29,775,716	$273,680,407	$176,418,822
Undistributed net investment income/(accumulated net investment loss) end of year	$(6)	$(8)	$(1)	$(7)	$404,516	$(6,930)

N/A — Not Applicable. Share classes currently not offered.
Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued) For the Year Ended December 31, 2014

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
CAPITAL SHARE TRANSACTIONS[1]:
Investment Class shares:
Shares sold	141,322	355,455	147,053	98,245	4,049,034	1,508,963
Shares issued as reinvestment of distributions	367,584	308,029	43,808	70,204	132,505	2,719
Shares redeemed	(553,806)	(639,727)	(88,741)	(113,434)	(1,417,005)	(504,565)
Net increase/(decrease) in Investment Class shares outstanding	(44,900)	23,757	102,120	55,015	2,765,534	1,007,117

Institutional Class shares:
Shares sold	1,333,936	1,972,639	407,529	425,268	488,663	19,755,735
Shares issued as reinvestment of distributions	362,636	317,755	54,667	76,424	27,454	115,124
Shares redeemed	(4,013,075)	(4,493,655)	(755,317)	(841,471)	(440,459)	(6,266,104)
Net increase/(decrease) in Institutional Class shares outstanding	(2,316,503)	(2,203,261)	(293,121)	(339,779)	75,658	13,604,755

Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	—	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	—	N/A
Net increase/(decrease) in Qualified Class shares outstanding	N/A	N/A	N/A	N/A	—	N/A

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	1,857	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	1,118	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(3,917)	N/A
Net decrease in Horace Mann Class shares outstanding	N/A	N/A	N/A	N/A	(942)	N/A

N/A — Not Applicable. Share classes currently not offered.
Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

	Investment Class Shares
	Six Months Ended 6/30/2015 (Unaudited)	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010
Net asset value, beginning of period	$38.66	$41.60	$34.70	$31.54	$32.00	$26.88

Income/(loss) from investment operations:
Net investment income/(loss)[1]	(0.08)	(0.26)	(0.02)	0.07	(0.09)	0.01
Net realized and unrealized gain/(loss) on investments	1.74	3.61	10.38	4.24	(0.37)	5.12
Total from investment operations	1.66	3.35	10.36	4.31	(0.46)	5.13

Less distributions:
From net investment income	0.00	0.00	0.00	(0.07)	0.00	(0.01)
Return of capital	0.00	0.00	0.00	0.00	0.00	(0.00)[2]
From capital gains	0.00	(6.29)	(3.46)	(1.08)	0.00	0.00
Total distributions	0.00	(6.29)	(3.46)	(1.15)	0.00	(0.01)

Net asset value, end of period	$40.32	$38.66	$41.60	$34.70	$31.54	$32.00

Total return	4.29%[3]	7.97%	30.22%	13.72%	(1.44)%	19.10%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$108,903	$103,733	$113,495	$100,853	$94,872	$111,904
Operating expenses including reimbursement/waiver and fees paid indirectly	1.34%[4]	1.38%	1.36%	1.39%	1.41%	1.42%
Operating expenses excluding reimbursement/waiver and fees paid indirectly	1.34%[4,5]	1.38%[5]	1.36%[5]	1.39%[5]	1.41%	1.42%
Net investment income/(loss)	(0.40)%[4]	(0.61)%	(0.05)%	0.20%	(0.27)%	0.04%
Portfolio turnover rate	39%[3]	62%	136%	71%	104%	167%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Amount is less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]

The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.34%, 1.38%, 1.36% and 1.39% for 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Six Months Ended 6/30/2015 (Unaudited)	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010
Net asset value, beginning of period	$40.62	$43.28	$35.94	$32.63	$32.99	$27.70

Income/(loss) from investment operations:
Net investment income/(loss)[1]	(0.02)	(0.13)	0.10	0.18	0.03	0.12
Net realized and unrealized gain/(loss) on investments	1.83	3.76	10.77	4.38	(0.39)	5.30
Total from investment operations	1.81	3.63	10.87	4.56	(0.36)	5.42

Less distributions:
From net investment income	0.00	(0.00)[2]	(0.07)	(0.17)	0.00	(0.13)
Return of capital	0.00	0.00	0.00	0.00	0.00	(0.00)[2]
From capital gains	0.00	(6.29)	(3.46)	(1.08)	0.00	0.00
Total distributions	0.00	(6.29)	(3.53)	(1.25)	0.00	(0.13)

Net asset value, end of period	$42.43	$40.62	$43.28	$35.94	$32.63	$32.99

Total return	4.46%[3]	8.32%	30.60%	14.04%	(1.09)%	19.55%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$131,543	$134,534	$243,622	$85,740	$74,201	$82,007
Operating expenses including reimbursement/waiver and fees paid indirectly	1.03%[4]	1.06%	1.05%	1.11%	1.05%	1.05%
Operating expenses excluding reimbursement/waiver and fees paid indirectly	1.03%[4,5]	1.06%[5]	1.06%[5]	1.11%[5]	1.05%	1.05%
Net investment income/(loss)	(0.09)%[4]	(0.29)%	0.23%	0.50%	0.09%	0.40%
Portfolio turnover rate	39%[3]	62%	136%	71%	104%	167%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Amount is less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized
[5]

The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.03%, 1.06%, 1.05% and 1.11% for 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

	Investment Class Shares
	Six Months Ended 6/30/2015 (Unaudited)	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010
Net asset value, beginning of period	$21.19	$21.44	$15.86	$13.82	$14.42	$12.78

Income/(loss) from investment operations:
Net investment income[1]	0.09	0.18	0.16	0.17	0.11	0.07
Net realized and unrealized gain/(loss) on investments	(0.14)	2.14	5.64	2.03	(0.59)	1.64
Total from investment operations	(0.05)	2.32	5.80	2.20	(0.48)	1.71

Less distributions:
From net investment income	0.00	(0.23)	(0.14)	(0.16)	(0.12)	(0.07)
Return of capital	0.00	0.00	0.00	0.00	0.00	(0.00)[2]
From capital gains	0.00	(2.34)	(0.08)	0.00	0.00	0.00
Total distributions	0.00	(2.57)	(0.22)	(0.16)	(0.12)	(0.07)

Net asset value, end of period	$21.14	$21.19	$21.44	$15.86	$13.82	$14.42

Total return	(0.24)%[3]	10.77%	36.54%	15.92%	(3.36)%	13.40%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$58,169	$61,566	$61,800	$44,220	$30,968	$33,887
Operating expenses including reimbursement/waiver and fees paid indirectly	1.25%[4]	1.29%	1.24%	1.35%	1.39%	1.39%
Operating expenses excluding reimbursement/waiver and fees paid indirectly	1.27%[4,5]	1.30%[5]	1.25%[5]	1.36%[5]	1.39%	1.39%
Net investment income	0.85%[4]	0.80%	0.87%	1.12%	0.77%	0.54%
Portfolio turnover rate	30%[3]	57%	101%	97%	140%	140%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Amount is less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]

The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.25%, 1.29%, 1.24% and 1.35% for 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Six Months Ended 6/30/2015 (Unaudited)	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010
Net asset value, beginning of period	$21.24	$21.48	$15.89	$13.84	$14.44	$12.79

Income/(loss) from investment operations:
Net investment income[1]	0.12	0.24	0.22	0.20	0.16	0.08
Net realized and unrealized gain/(loss) on investments	(0.14)	2.14	5.63	2.04	(0.58)	1.66
Total from investment operations	(0.02)	2.38	5.85	2.24	(0.42)	1.74

Less distributions:
From net investment income	0.00	(0.28)	(0.18)	(0.19)	(0.18)	(0.09)
Return of capital	0.00	0.00	0.00	0.00	0.00 [2]	(0.00)[2]
From capital gains	0.00	(2.34)	(0.08)	0.00	0.00	0.00
Total distributions	0.00	(2.62)	(0.26)	(0.19)	(0.18)	(0.09)

Net asset value, end of period	$21.22	$21.24	$21.48	$15.89	$13.84	$14.44

Total return	(0.09)%[3]	11.05%	36.85%	16.18%	(2.95)%	13.57%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$60,269	$63,499	$111,550	$800	$773	$1,105
Operating expenses including reimbursement/waiver and fees paid indirectly	0.98%[4]	1.00%	0.95%	1.14%	1.00%	1.27%
Operating expenses excluding reimbursement/waiver and fees paid indirectly	1.00%[4,5]	1.01%[5]	0.97%[5]	1.15%[5]	1.16%	1.27%
Net investment income	1.13%[4]	1.09%	1.13%	1.32%	1.13%	0.65%
Portfolio turnover rate	30%[3]	57%	101%	97%	140%	140%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Amount is less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]

The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 0.98%, 1.00%, 0.95% and 1.14% for 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

	Investment Class Shares
	Six Months Ended 6/30/2015 (Unaudited)	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010
Net asset value, beginning of period	$23.44	$24.95	$18.06	$15.90	$15.95	$12.64

Income/(loss) from investment operations:
Net investment income/(loss)[1]	(0.04)	(0.25)	(0.16)	0.09	(0.14)	(0.05)
Net realized and unrealized gain on investments	2.08	1.09	7.59	2.07	0.09 [2]	3.36
Total from investment operations	2.04	0.84	7.43	2.16	(0.05)	3.31

Less distributions:
From capital gains	0.00	(2.35)	(0.54)	0.00	0.00	0.00
Total distributions	0.00	(2.35)	(0.54)	0.00	0.00	0.00

Net asset value, end of period	$25.48	$23.44	$24.95	$18.06	$15.90	$15.95

Total return	8.70%[3]	3.44%	41.25%	13.58%	(0.31)%	26.19%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$14,256	$11,398	$9,582	$7,225	$6,813	$7,521
Operating expenses including reimbursement/waiver and fees paid indirectly	1.45%[4]	1.50%	1.47%	1.47%	1.50%	1.45%
Operating expenses excluding reimbursement/waiver and fees paid indirectly	1.54%[4,5]	1.55%[5]	1.62%[5]	1.97%[5]	2.02%	2.18%
Net investment income/(loss)	(0.32)%[4]	(1.00)%	(0.75)%	0.55%	(0.85)%	(0.41)%
Portfolio turnover rate	32%[3]	77%	88%	99%	177%	83%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]

The amount shown for a share outstanding throughout the year ended December 31, 2011, does not accord with the aggregate net gains on investments for the year because of the sales and repurchases of Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

[3]	Not annualized.
[4]	Annualized.
[5]

The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.53%, 1.54%, 1.61% and 1.95% for 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Six Months Ended 6/30/2015 (Unaudited)	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010
Net asset value, beginning of period	$24.75	$26.14	$18.89	$16.60	$16.61	$13.12

Income/(loss) from investment operations:
Net investment income/(loss)[1]	0.00	(0.18)	(0.15)	0.11	(0.12)	(0.01)
Net realized and unrealized gain on investments	2.19	1.14	7.99	2.18	0.11 [2]	3.50
Total from investment operations	2.19	0.96	7.84	2.29	(0.01)	3.49

Less distributions:
From net investment income	0.00	0.00	(0.05)	0.00	0.00	0.00
From capital gains	0.00	(2.35)	(0.54)	0.00	0.00	0.00
Total distributions	0.00	(2.35)	(0.59)	0.00	0.00	0.00

Net asset value, end of period	$26.94	$24.75	$26.14	$18.89	$16.60	$16.61

Total return	8.85%[3]	3.75%	41.58%	13.80%	(0.06)%	26.60%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$16,175	$15,483	$24,013	$15	$13	$179
Operating expenses including reimbursement/waiver and fees paid indirectly	1.16%[4]	1.20%	1.19%	1.28%	1.23%	1.15%
Operating expenses excluding reimbursement/waiver and fees paid indirectly	1.25%[4,5]	1.24%[5]	1.20%[5]	1.79%[5]	1.69%	1.87%
Net investment income/(loss)	0.01%[4]	(0.70)%	(0.54)%	0.60%	(0.68)%	(0.09)%
Portfolio turnover rate	32%[3]	77%	88%	99%	177%	83%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]

The amount shown for a share outstanding throughout the year ended December 31, 2011, does not accord with the aggregate net gains on investments for the year because of the sales and repurchases of Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

[3]	Not annualized.
[4]	Annualized.
[5]

The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.24%, 1.19%, 1.18% and 1.78% for 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

	Investment Class Shares
	Six Months Ended 6/30/2015 (Unaudited)	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010
Net asset value, beginning of period	$22.86	$24.33	$17.40	$15.04	$16.34	$13.32

Income/(loss) from investment operations:
Net investment income/(loss)[1]	(0.03)	(0.08)	(0.03)	0.20	0.00	0.12
Net realized and unrealized gain/(loss) on investments	0.42	1.53	7.62	2.38	(1.23)	3.02
Total from investment operations	0.39	1.45	7.59	2.58	(1.23)	3.14

Less distributions:
From net investment income	0.00	0.00	0.00 [2]	(0.22)	(0.07)	(0.12)
From capital gains	0.00	(2.92)	(0.66)	0.00	0.00	0.00
Total distributions	0.00	(2.92)	(0.66)	(0.22)	(0.07)	(0.12)

Net asset value, end of period	$23.25	$22.86	$24.33	$17.40	$15.04	$16.34

Total return	1.71%[3]	6.17%	43.79%	17.20%	(7.54)%	23.60%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$16,988	$14,120	$13,688	$9,641	$8,795	$13,754
Operating expenses including reimbursement/waiver and fees paid indirectly	1.49%[4]	1.49%	1.49%	1.49%	1.50%	1.50%
Operating expenses excluding reimbursement/waiver and fees paid indirectly	1.56%[4,5]	1.56%[5]	1.58%[5]	1.84%[5]	1.90%	1.87%
Net investment income/(loss)	(0.23)%[4]	(0.35)%	(0.13)%	1.24%	(0.02)%	0.82%
Portfolio turnover rate	23%[3]	53%	60%	68%	118%	89%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Amount is less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized
[5]

The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.55%, 1.55%, 1.57% and 1.83% for 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Six Months Ended 6/30/2015 (Unaudited)	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010
Net asset value, beginning of period	$23.21	$24.59	$17.58	$15.19	$16.51	$13.45

Income/(loss) from investment operations:
Net investment income/(loss)[1]	0.01	(0.02)	0.00	0.22	0.09	0.14
Net realized and unrealized gain/(loss) on investments	0.43	1.56	7.74	2.42	(1.24)	3.06
Total from investment operations	0.44	1.54	7.74	2.64	(1.15)	3.20

Less distributions:
From net investment income	0.00	0.00	(0.07)	(0.25)	(0.17)	(0.14)
From capital gains	0.00	(2.92)	(0.66)	0.00	0.00	0.00
Total distributions	0.00	(2.92)	(0.73)	(0.25)	(0.17)	(0.14)

Net asset value, end of period	$23.65	$23.21	$24.59	$17.58	$15.19	$16.51

Total return	1.90%[2]	6.47%	44.16%	17.41%	(6.95)%	23.80%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$15,413	$15,655	$24,934	$54	$82	$156
Operating expenses including reimbursement/waiver and fees paid indirectly	1.17%[3]	1.17%	1.20%	1.31%	0.94%	1.29%
Operating expenses excluding reimbursement/waiver and fees paid indirectly	1.23%[3,4]	1.23%[4]	1.19%[4]	1.66%[4]	1.64%	1.67%
Net investment income/(loss)	0.08%[3]	(0.07)%	(0.01)%	1.33%	0.53%	0.96%
Portfolio turnover rate	23%[2]	53%	60%	68%	118%	89%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Not annualized.
[3]	Annualized.
[4]

The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.22%, 1.21%, 1.18% and 1.65% for 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

	Investment Class Shares
	Six Months Ended 6/30/2015 (Unaudited)	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010
Net asset value, beginning of period	$18.01	$16.22	$12.43	$10.93	$11.05	$9.61

Income/(loss) from investment operations:
Net investment income[1]	0.11	0.23	0.19	0.19	0.14	0.13
Net realized and unrealized gain/(loss) on investments	0.10	1.78	3.80	1.49	(0.12)	1.45
Total from investment operations	0.21	2.01	3.99	1.68	0.02	1.58

Less distributions:
From net investment income	0.00	(0.22)	(0.20)	(0.18)	(0.14)	(0.14)
Total distributions	0.00	(0.22)	(0.20)	(0.18)	(0.14)	(0.14)

Net asset value, end of period	$18.22	$18.01	$16.22	$12.43	$10.93	$11.05

Total return	1.17%[2]	12.38%	32.10%	15.36%	0.21%	16.44%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$158,031	$204,465	$139,354	$107,888	$99,545	$105,019
Operating expenses including reimbursement/fees paid indirectly	0.65%[3]	0.65%	0.68%	0.70%	0.74%	0.72%
Operating expenses excluding reimbursement/fees paid indirectly	0.65%[3]	0.65%	0.68%	0.70%	0.74%	0.72%
Net investment income	1.23%[3]	1.32%	1.33%	1.61%	1.22%	1.26%
Portfolio turnover rate	2%[2]	3%	2%	2%	9%	2%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Not annualized.
[3]	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Six Months Ended 6/30/2015 (Unaudited)	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010
Net asset value, beginning of period	$18.00	$16.21	$12.41	$10.92	$11.04	$9.60

Income/(loss) from investment operations:
Net investment income[1]	0.13	0.26	0.22	0.22	0.16	0.15
Net realized and unrealized gain/(loss) on investments	0.11	1.79	3.81	1.47	(0.11)	1.45
Total from investment operations	0.24	2.05	4.03	1.69	0.05	1.60

Less distributions:
From net investment income	0.00	(0.26)	(0.23)	(0.20)	(0.17)	(0.16)
Total distributions	0.00	(0.26)	(0.23)	(0.20)	(0.17)	(0.16)

Net asset value, end of period	$18.24	$18.00	$16.21	$12.41	$10.92	$11.04

Total return	1.33%[2]	12.60%	32.48%	15.54%	0.43%	16.71%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$67,844	$67,500	$59,565	$50,633	$50,252	$53,415
Operating expenses including reimbursement/fees paid indirectly	0.44%[3]	0.44%	0.46%	0.47%	0.53%	0.50%
Operating expenses excluding reimbursement/fees paid indirectly	0.44%[3]	0.44%	0.46%	0.47%	0.53%	0.50%
Net investment income	1.47%[3]	1.53%	1.55%	1.84%	1.43%	1.48%
Portfolio turnover rate	2%[2]	3%	2%	2%	9%	2%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Not annualized.
[3]	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.

	Qualified Class Shares
	Six Months Ended 6/30/2015 (Unaudited)	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010
Net asset value, beginning of period	$18.45	$16.56	$12.64	$11.09	$11.03	$9.59

Income/(loss) from investment operations:
Net investment income[1]	0.17	0.33	0.28	0.26	0.14	0.13
Net realized and unrealized gain/(loss) on investments	0.11	1.83	3.88	1.50	(0.08)	1.46
Total from investment operations	0.28	2.16	4.16	1.76	0.06	1.59

Less distributions:
From net investment income	0.00	(0.27)	(0.24)	(0.21)	0.00	(0.15)
Total distributions	0.00	(0.27)	(0.24)	(0.21)	0.00	(0.15)

Net asset value, end of period	$18.73	$18.45	$16.56	$12.64	$11.09	$11.03

Total return	1.52%[3,4]	13.01%[3]	32.94%[3]	15.93%[3]	0.54%	16.56%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$— [2]	$— [2]	$— [2]	$— [2]	$— [2]	$714
Operating expenses including reimbursement/fees paid indirectly	0.00%[3,5]	0.00%[3]	0.00%[3]	0.00%[3]	0.65%	0.66%
Operating expenses excluding reimbursement/fees paid indirectly	0.00%[3,5]	0.00%[3]	0.00%[3]	0.00%[3]	0.65%	0.66%
Net investment income	1.87%[5]	1.90%	1.92%	2.16%	1.21%	1.32%
Portfolio turnover rate	2%[4]	3%	2%	2%	9%	2%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Amounts designated as "—" have been rounded to $0.
[3]	Results not considered meaningful due to low level of assets.
[4]	Not annualized.
[5]	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.

	Horace Mann Class Shares
	Six Months Ended 6/30/2015 (Unaudited)	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010
Net asset value, beginning of period	$17.97	$16.18	$12.40	$10.91	$11.02	$9.59

Income/(loss) from investment operations:
Net investment income[1]	0.11	0.22	0.19	0.19	0.13	0.13
Net realized and unrealized gain/(loss) on investments	0.10	1.79	3.79	1.48	(0.10)	1.44
Total from investment operations	0.21	2.01	3.98	1.67	0.03	1.57

Less distributions:
From net investment income	0.00	(0.22)	(0.20)	(0.18)	(0.14)	(0.14)
Total distributions	0.00	(0.22)	(0.20)	(0.18)	(0.14)	(0.14)

Net asset value, end of period	$18.18	$17.97	$16.18	$12.40	$10.91	$11.02

Total return	1.17%[2]	12.38%	32.07%	15.31%	0.25%	16.39%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,689	$1,715	$1,560	$1,243	$1,108	$1,204
Operating expenses including reimbursement/fees paid indirectly	0.67%[3]	0.67%	0.70%	0.69%	0.78%	0.72%
Operating expenses excluding reimbursement/fees paid indirectly	0.67%[3]	0.67%	0.70%	0.69%	0.78%	0.72%
Net investment income	1.24%[3]	1.30%	1.31%	1.62%	1.17%	1.26%
Portfolio turnover rate	2%[2]	3%	2%	2%	9%	2%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Not annualized.
[3]	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

	Investment Class Shares
	Six Months Ended 6/30/2015 (Unaudited)	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010
Net asset value, beginning of period	$9.06	$9.70	$8.34	$7.63	$8.09	$7.37
Income/(loss) from investment operations:
Net investment income[1]	0.06	0.09	0.03	0.06	0.00 [2]	0.00
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	0.34	(0.71)	1.54	0.96	(0.19)	0.84
Total from investment operations	0.40	(0.62)	1.57	1.02	(0.19)	0.84
Less distributions:
From net investment income	0.00	(0.02)	0.00	(0.09)	(0.06)	(0.04)
From capital gains	0.00	0.00	(0.21)	(0.22)	(0.21)	(0.08)
Total distributions	0.00	(0.02)	(0.21)	(0.31)	(0.27)	(0.12)
Net asset value, end of period	$9.46	$9.06	$9.70	$8.34	$7.63	$8.09
Total return	4.42%[6]	(6.38)%	18.95%	13.36%	(2.28)%	11.47%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,301	$11,371	$2,410	$74,999	$80,004	$91,641
Operating expenses including dividends and rebates on securities sold short and interest expense, after expense reimbursement/waiver and fees paid indirectly[4]	1.50%[7]	1.50%	1.85%[3]	2.24%[3]	2.27%[3]	2.19%[3]
Operating expenses including dividends and rebates on securities sold short and interest expense, before expense reimbursement/waiver and fees paid indirectly[4]	1.76%[7]	1.71%	1.93%[5]	2.29%[5]	2.33%	2.23%
Net investment income	1.29%[7]	0.97%	0.38%	0.77%	0.06%	0.05%
Portfolio turnover rate	30%[6]	176%	368%	45%	134%	283%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Amount is less than $0.01 per share.
[3]

The operating expense ratios reflect the expenses related to investing in securities sold short. Had these expenses been excluded, the expense ratio (after waiver and fees paid indirectly) would have been 1.50% for 2013, 2012, 2011 and 2010, respectively.

[4]	Effective April 2, 2013, the Wilshire International Equity Fund no longer engages in short selling.
[5]

The ratio of operating expenses including dividends and rebates on securities sold short and interest expense, before reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.93% and 2.28% for 2013 and 2012, respectively.

[6]	Not annualized.
[7]	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Six Months Ended 6/30/2015 (Unaudited)	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010
Net asset value, beginning of period	$8.99	$9.64	$8.38	$7.67	$8.14	$7.41
Income/(loss) from investment operations:
Net investment income[1]	0.08	0.09	0.08	0.09	0.02	0.02
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	0.33	(0.68)	1.51	0.95	(0.20)	0.85
Total from investment operations	0.41	(0.59)	1.59	1.04	(0.18)	0.87
Less distributions:
From net investment income	0.00	(0.06)	(0.12)	(0.11)	(0.08)	(0.06)
From capital gains	0.00	0.00	(0.21)	(0.22)	(0.21)	(0.08)
Total distributions	0.00	(0.06)	(0.33)	(0.33)	(0.29)	(0.14)
Net asset value, end of period	$9.40	$8.99	$9.64	$8.38	$7.67	$8.14
Total return	4.56%[5]	(6.16)%	19.10%	13.63%	(2.11)%	11.82%
Ratios to average net assets/supplemental data[2]:
Net assets, end of period (in 000’s)	$193,736	$165,048	$45,897	$99,106	$93,132	$103,526
Operating expenses including dividends and rebates on securities sold short and interest expense, after expense reimbursement/waiver and fees paid indirectly[3]	1.25%[6]	1.25%	1.61%[2]	1.99%[2]	2.02%[2]	1.94%[2]
Operating expenses including dividends and rebates on securities sold short and interest expense, before expense reimbursement/ waiver and fees paid indirectly[3]	1.27%[6]	1.31%	1.87%[4]	2.01%[4]	2.05%	1.96%
Net investment income	1.66%[6]	0.96%	0.88%	1.03%	0.32%	0.30%
Portfolio turnover rate	30%[5]	176%	368%	45%	134%	283%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]

The operating expense ratios reflect the expenses related to investing in securities sold short. Had these expenses been excluded, the expense ratio (after waiver and fees paid indirectly) would have been 1.25% for 2013, 2012, 2011 and 2010, respectively.

[3]	Effective April 2, 2013, the Wilshire International Equity Fund no longer engages in short selling.
[4]

The ratio of operating expenses including dividends and rebates on securities sold short and interest expense, before reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.87% and 2.00% for 2013 and 2012, respectively.

[5]	Not annualized.
[6]	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Notes to Financial Statements June 30, 2015 (Unaudited)

1. Organization.

Wilshire Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers six series, all of which had operations during the period: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire International Equity Fund (each a “Portfolio” and collectively the “Portfolios”). The Company accounts separately for the assets, liabilities and operations of each series.

Each of the Portfolios offers Investment and Institutional Class shares, each of which has equal rights as to voting privileges. The Wilshire 5000 IndexSM Fund also offers Qualified Class Shares and Horace Mann Class Shares. Each of the Investment Class, Qualified Class and Horace Mann Class has exclusive voting rights with respect to its particular service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

2. Significant Accounting Policies.

Use of estimates – Each Portfolio is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Portfolio follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be material. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security valuation – A security listed or traded on U.S. exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, the most recent bid quotation is used. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors or as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (“Wilshire” or the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2015 (Unaudited)

Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector.

The Wilshire International Equity Fund uses Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor daily. Interactive Data provides a fair value for foreign securities in the Wilshire International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data. These factors are used to value the Wilshire International Equity Fund without holding a Pricing Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Wilshire International Equity Fund’s administrator and may request that a meeting of the Pricing Committee be held.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;

●

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the six months ended June 30, 2015, there have been no significant changes to the Portfolios’ fair value methodologies.

Fair value measurement classifications are summarized in each Portfolio’s Condensed Schedule of Investments, as applicable.

Securities transactions and investment income – Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis from settlement date. Distributions received on securities that represent a return of capital or capital gain are reclassed as a reduction of

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2015 (Unaudited)

cost of investments and/or as a realized gain. The actual character of income, realized gain and return of capital distributions received from Real Estate Investment Trusts (“REITs”) is not known until after the end of the fiscal year, at which time such distribution estimates are appropriately adjusted.

Foreign currency transactions – The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

●	market value of investment securities, other assets and other liabilities at the daily rates of exchange and

●	purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

Expense policy – Distribution and Service fees directly attributable to a class of shares are charged to that class’ operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionately among all Portfolios daily in relation to the net assets of each Portfolio or another reasonable basis. Expenses which are attributable to the Company and the Wilshire Variable Insurance Trust are allocated across the Company and the Wilshire Variable Insurance Trust based upon relative net assets or another reasonable basis. Expenses and fees, including the advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio’s shares.

Investments in REITs – With respect to the Portfolios, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Distributions to shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Portfolios’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax.

Master Limited Partnerships – The Portfolios may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2015 (Unaudited)

purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.

Redemption fees – The Wilshire International Equity Fund charges a redemption fee of 1% on redemption of capital shares held for sixty days or less, subject to certain exceptions. For the six months ended June 30, 2015, the Wilshire International Equity Fund did not charge any redemption fees.

3. Investment Advisory Fee and Other Transactions.

Pursuant to the Advisory Agreement (the “Agreement”) between the Company and the Adviser, Wilshire charges annual fees of 0.75% of average daily net assets for the first $1 billion and 0.65% thereafter for the Large Company Growth Portfolio and Large Company Value Portfolio, 0.85% of average daily net assets for the first $1 billion and 0.75% thereafter for the Small Company Growth Portfolio and Small Company Value Portfolio, 0.10% of the average daily net assets for the first $1 billion and 0.07% thereafter for the Wilshire 5000 IndexSM Fund and 1.00% of the average daily net assets for the first $1 billion and 0.90% thereafter for the Wilshire International Equity Fund. Wilshire has entered into contractual expense limitation agreements with the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund to waive a portion of its management fees or reimburse expenses to limit expenses of such Portfolios (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. These agreements to limit expenses continue through at least April 30, 2016. Wilshire may recoup the amount of any management fee waived or expenses reimbursed within three years after the year in which Wilshire waived fees or reimbursed the expenses if the recoupment does not exceed the expense limitation that was in place at the time of the waiver/expense reimbursement. At June 30, 2015, the amounts of waivers/reimbursements subject to recoupment for Wilshire International Equity Fund were $78,351 expiring in 2017, $152,161, expiring in 2016 and $48,410 expiring in 2015. For the six months ended June 30, 2015, the Small Company Growth and Small Company Value Portfolios have no fees subject to recoupment.

For the six months ended June 30, 2015, Wilshire waived advisory fees or reimbursed expenses as follows:

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2015 (Unaudited)

Portfolio	Fees Waived/ Reimbursed	Fees Recouped
Small Company Growth Portfolio	$10,709	N/A
Small Company Value Portfolio	8,510	N/A
Wilshire International Equity Fund	27,407	N/A

The Board of Directors of the Company has approved Los Angeles Capital Management and Equity Research, Inc. (“L.A. Capital”), Cornerstone Capital Management, Inc. (“Cornerstone”), Victory Capital Management Inc. (“Victory”), Pzena Investment Management, LLC (“Pzena”), Systematic Financial Management, L.P. (“Systematic”), Ranger Investment Management, LLC (“Ranger”), NWQ Investment Management Company, LP (“NWQ”), Thomas White International Ltd. (“Thomas White”), and WCM Investment Management (“WCM”) (collectively the “Sub-Advisers”) to provide sub-advisory services with respect to the Portfolios. L.A. Capital, Cornerstone and Victory each manage a portion of the Large Company Growth Portfolio. L.A. Capital, Pzena and Systematic each manage a portion of the Large Company Value Portfolio. L.A. Capital and Ranger each manage a portion of the Small Company Growth Portfolio. L.A. Capital and NWQ each manage a portion of the Small Company Value Portfolio. L.A. Capital is the sole sub-adviser for the Wilshire 5000 IndexSM Fund. L.A. Capital, Thomas White and WCM each manage a portion of the Wilshire International Equity Fund.

The Sub-Advisers are subject to Wilshire oversight. The fees of the Sub-Advisers are paid by Wilshire.

SEI Investments Global Funds Services (“SEI”) serves as the Company’s administrator and accounting agent pursuant to an administration agreement dated May 31, 2008, as amended. DST Systems, Inc. serves as the Company’s transfer agent and dividend disbursing agent. The Northern Trust Company (“NTC”) serves as the Company’s custodian for all Portfolios. SEI Investments Distribution Co. serves as the Company’s distributor.

Officers’ and Directors’ Expenses – Certain officers of the Company are affiliated with and receive remuneration from the Adviser. The Company does not pay any remuneration to its officers. The Company and the Wilshire Variable Insurance Trust together pay each independent director an annual retainer of $18,000, an annual additional Board chair retainer of $12,000, a Board in-person meeting fee of $2,000, a Board telephonic meeting fee of $1,000, an annual Committee Member retainer of $8,000 and a Committee telephonic meeting fee of $500.

4. Distribution Plan, Shareholder Services Plan and Fees Paid Indirectly.

The Directors of the Company have adopted shareholder services and/or distribution plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, with respect to the Investment Class Shares of each Portfolio and the Qualified Class Shares of the Wilshire 5000 IndexSM Fund. Under the Plans, each such Portfolio reimburses SEI Investments Distribution Co. (the “Distributor”), at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares and Qualified Class Shares of each Portfolio for certain services provided by securities dealers or other financial intermediaries or for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class Shares or Qualified Class Shares. For the six months ended June 30, 2015, the distribution and service fee expenses incurred for the Investment Class of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire International Equity was 0.12% of the respective average net assets of each Portfolio.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2015 (Unaudited)

For the six months ended June 30, 2015, the distribution and services fee expenses incurred for Investment Class Shares of the Small Company Growth Portfolio was 0.10% of its average net assets. For the six months ended June 30, 2015, there were no distribution and service fee expenses incurred for Qualified Class Shares of the Wilshire 5000 IndexSM Fund.

The Directors of the Company have adopted a shareholder services and distribution plan pursuant to Rule 12b-1 with respect to the Horace Mann Class Shares of the Wilshire 5000 IndexSM Fund. Under such Plan, the Company reimburses the Distributor for its shareholder service and distribution payments at an annual rate of up to 0.35% of the value of the average daily net assets of the Wilshire 5000 IndexSM Fund attributable to the Horace Mann Class Shares. For the six months ended June 30, 2015, the shareholder services and distribution fees for the Horace Mann Class Shares were 0.15% of average net assets.

In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees does not exceed in any year 0.20% and 0.15% for the Investment and Institutional Class Shares, respectively, of the average net assets of each class. For the six months ended June 30, 2015, the net shareholder service provider fees were as follows (as a percent of average net assets of each class):

Portfolio	Investment Class	Institutional Class
Large Company Growth Portfolio	0.09%	0.03%
Large Company Value Portfolio	0.01%	0.00%
Small Company Growth Portfolio	0.04%	0.00%
Small Company Value Portfolio	0.04%	0.00%
Wilshire 5000 IndexSM Fund	0.03%	0.04%
Wilshire International Equity Fund	0.12%	0.00%

The Directors of the Company have adopted a shareholder services plan with respect to the Qualified Class Shares of the Wilshire 5000 IndexSM Fund which authorizes payments by the Qualified Class Shares of up to 0.15% of the average daily net assets attributable to the Portfolio’s Qualified Class Shares for certain shareholder services provided by insurers or other financial intermediaries. For the six months ended June 30, 2015, there were no shareholder service provider fees for the Qualified Class Shares.

Fees paid indirectly – The Company has entered into a brokerage commission recapture program with the Distributor, pursuant to which a portion of the Portfolios’ commissions generated from transactions directed to the Distributor are used to reduce the Portfolios’ expenses. Under such program, the Distributor, as introducing broker, retains a portion of the Portfolios’ commissions.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2015 (Unaudited)

Such commissions rebated to the Portfolios for the six months ended June 30, 2015 were as follows:

Large Company Growth Portfolio	$3,077
Large Company Value Portfolio	7,686
Small Company Growth Portfolio	1,272
Small Company Value Portfolio	1,239
Wilshire 5000 IndexSM Fund	1,425
Wilshire International Equity Fund	—

For the six months ended June 30, 2015, the Distributor retained the following commissions:

Large Company Growth Portfolio	$3,175
Large Company Value Portfolio	7,720
Small Company Growth Portfolio	1,279
Small Company Value Portfolio	1,239
Wilshire 5000 IndexSM Fund	1,425
Wilshire International Equity Fund	—

5. Securities Transactions.

For the six months ended June 30, 2015, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, short sales and purchases to cover, were as follows:

Portfolio	Purchases	Sales
Large Company Growth Portfolio	$91,667,024	$98,073,235
Large Company Value Portfolio	35,712,410	39,267,949
Small Company Growth Portfolio	10,179,379	8,980,280
Small Company Value Portfolio	8,606,109	6,739,837
Wilshire 5000 IndexSM Fund	4,627,140	52,663,492
Wilshire International Equity Fund	64,647,318	53,474,900

6. Securities Lending.

The Portfolios may seek additional income by lending their securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Portfolio may return a portion of the interest earned to the borrower or a third party which is unaffiliated with the Company and acting as a “placing broker.” A Portfolio receives compensation for lending securities in the form of fees. A Portfolio also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Company’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the collateral and securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting loans be valued daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2015 (Unaudited)

collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. NTC, the Portfolios’ custodian, acts as the securities lending agent for the Portfolios. The value of the securities on loan and the value of the related collateral at June 30, 2015 are shown on the Statement of Assets and Liabilities. The Northern Trust Institutional Liquid Asset Portfolio was purchased with proceeds from collateral received from securities on loan. At June 30, 2015, $50,598,185, $28,271,457, $14,109,404, $15,291,987, $29,551,035 and $20,657,972 of this cash equivalent represents the collateral received, net of any fees retained by the securities lending agent for securities on loan in the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, and the Wilshire International Equity Fund, respectively. Securities on loan are also collateralized by various U.S. Treasury obligations. At June 30, 2015, $2,529,845, $892,771, $1,338,647, $449,526, $2,243,044 and $3,569,671 represent the collateral received for securities on loan in the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and the Wilshire International Equity Fund, respectively.

7. Significant Shareholder Activity.

On June 30, 2015, the Portfolios had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Portfolios. These represent omnibus shareholder accounts comprised of many individual shareholders.

Portfolio
Large Company Growth Portfolio (3 omnibus shareholders)	75%
Large Company Value Portfolio (2 omnibus shareholder)	85%
Small Company Growth Portfolio (3 omnibus shareholders)	78%
Small Company Value Portfolio (2 omnibus shareholders)	68%
Wilshire 5000 IndexSM Fund (3 omnibus shareholders)	58%
Wilshire International Equity Fund (1 omnibus shareholders)	84%

8. Tax Information.

No provision for federal income taxes is required because each Portfolio has qualified and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distributes to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2015 (Unaudited)

The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The federal tax cost, unrealized appreciation and depreciation at June 30, 2015 for each Portfolio are as follows:

Portfolio	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Large Company Growth Portfolio	$229,131,572	$65,557,072	$(3,756,216)	$61,800,856
Large Company Value Portfolio	126,533,324	23,215,888	(3,006,756)	20,209,132
Small Company Growth Portfolio	37,796,733	7,443,846	(696,371)	6,747,475
Small Company Value Portfolio	42,660,764	6,539,021	(1,428,823)	5,110,198
Wilshire 5000 IndexSM Fund	128,185,170	131,924,839	(3,029,954)	128,894,885
Wilshire International Equity Fund	211,408,262	14,475,428	(9,679,859)	4,795,569

The differences between book and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, investment in passive foreign investment companies, investments in Master Limited Partnerships and investment in Grantor Trusts.

Under the Regulated Investment Company Modernization Act of 2010 (“RIC Modernization”), the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2014, the following Portfolios had available for federal income tax purposes unused capital losses as follows:

	Expiring December 31
Portfolio	2016	2017	2018
Wilshire 5000 IndexSM Fund	$3,750,586	$30,139,484	$2,464

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2015 (Unaudited)

Losses carried forward under these new provisions are as follows:

Portfolio	Short-Term Loss	Long-Term Loss	Total*
Wilshire International Equity Fund	$3,800,304	$49,221	$3,849,525

*	This table should be used in conjunction with the capital loss carryforwards table.

During the year ended December 31, 2014, the Large Company Value Portfolio and the Wilshire 5000 IndexSM Fund utilized capital loss carryforwards of $1,957,417 and $2,531,484, respectively, to offset capital gains.

The tax character of distributions declared during the years ended December 31, 2014 and 2013 were as follows:

Portfolio	2014 Ordinary Income	2014 Capital Gains	2014 Return of Capital	2013 Ordinary Income	2013 Capital Gains	2013 Return of Capital
Large Company Growth Portfolio	$10,600,458	$21,571,407	$—	$9,364,862	$18,033,078	$—
Large Company Value Portfolio	6,224,189	7,351,245	—	1,953,555	—	—
Small Company Growth Portfolio	747,668	1,635,144	—	51,168	680,524	—
Small Company Value Portfolio	538,712	2,805,892	—	573,301	512,543	—
Wilshire 5000 IndexSM Fund	3,450,744	—	—	2,586,786	—	—
Wilshire International Equity Fund	1,062,512	—	3,771	563,737	1,031,312	—

At December 31, 2014, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio	Wilshire 5000 IndexSM Fund	Wilshire International Equity Fund
Undistributed ordinary income	$73,052	$269,855	$—	$409,329	$413,909	$—
Undistributed long-term capital gain	3,812,226	1,260,870	444,579	318,950	—	—
Capital loss carryforwards	—	—	—	—	(33,892,534)	(3,849,525)
Post October losses	—	—	(501,328)	—	(31,085)	(3,920,400)
Unrealized appreciation (depreciation)	65,728,965	24,337,188	5,539,648	5,473,803	133,128,765	(4,272,580)
Other temporary differences	(3)	(5)	—	(1)	22	(3)
Total distributable earnings/ (accumulated losses)	$69,614,240	$25,867,908	$5,482,899	$6,202,081	$99,619,077	$(12,042,508)

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2015 (Unaudited)

9. In-Kind Transfers.

During the year ended, December 31, 2014, the Wilshire Variable Insurance Trust (“VIT”) Equity Fund sold 35,999,390 of the Large Company Growth Portfolio and the Equity Fund received 34,822,983 dollars’ worth of securities from the Large Company Growth Portfolio and $1,176,407 in cash. The Equity Fund also sold 32,482,802 of the Large Company Value Portfolio and it received 30,202,110 in securities and $2,280,692 in cash.

During the year ended, December 31, 2014, the VIT Small Cap Fund sold 3,250,952 dollars’ worth of the Small Company Growth Portfolio. It received 3,004,352 dollars’ worth of securities from the Small Company Growth Portfolio and $246,600 in cash. It also sold 4,267,931 dollars’ worth of the Small Company Value Portfolio. It received 1,897,931 dollars’ worth of securities from the Small Company Value Portfolio and $2,370,000 in cash.

During the year ended, December 31, 2014, the VIT International Equity Fund purchased 16,089,894 dollars’ worth of the Wilshire International Equity Fund with 15,809,310 worth of securities and $280,583 in cash.

10. Indemnifications.

In the normal course of business, the Company, on behalf of the Portfolios, enters into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

11. Risks.

Foreign security risk – The Wilshire International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2015 (Unaudited)

12. Contingencies.

The Wilshire 5000 IndexSM Fund was named as a defendant and a putative member of a proposed defendant class of shareholders in a lawsuit filed on December 7, 2010, in the U.S. Bankruptcy Court for the District of Delaware and on March 6, 2012, in the District Court for the Southern District of New York, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The 2010 lawsuit was brought by the official Committee of Unsecured Creditors of the Tribune Company and the 2012 lawsuit was brought by Deutsche Bank, as trustee for senior noteholders of Tribune Company. Both lawsuits relate to a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007 less than a year prior to Tribune Company’s bankruptcy filing. The putative defendant class is comprised of beneficial owners of shares of Tribune Company who meet certain jurisdictional requirements and received proceeds of the leveraged buyout. The plaintiffs seek to recover those proceeds, together with interest and attorneys’ fees and expenses, as fraudulent transfers under the Bankruptcy Act or various state laws, respectively. On September 2013, the District Court dismissed the 2012 lawsuit and this decision is on appeal to the Second Circuit Court of Appeals. The 2010 lawsuit continues in the District Court. The Adviser does not expect the Portfolio to be materially impacted by the lawsuits.

13. Subsequent Event Evaluation.

The Portfolios have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Wilshire Mutual Funds, Inc. Additional Fund Information

Information on Proxy Voting

The Securities and Exchange Commission (“SEC”) has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, along with each Portfolio’s proxy voting record relating to portfolio securities held during most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, by e-mailing us at http://advisor.wilshire.com or on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Householding Policy

In order to reduce printing and mailing expenses, only one copy of each prospectus, annual and semi-annual report will be sent to all related accounts at a common address, unless you have indicated otherwise on your Account Application. Shareholders may revoke their consent to householding at any time by calling 1-888-200-6796. Upon receipt of a shareholder’s revocation, the Company will begin mailing individual copies of the above-referenced documents to the shareholder’s attention within 30 days.

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WIL-SA-004-0300

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Wilshire 5000 IndexSM Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund are listed below.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value

COMMON STOCK — 99.3%††
Consumer Discretionary — 22.7%
13,625	Advance Auto Parts, Inc.(a)	$2,170,326
17,025	Amazon.com, Inc.†	7,390,382
2,060	AutoNation, Inc.†(a)	129,739
150	AutoZone, Inc.†	100,035
1,720	Brinker International, Inc.(a)	99,158
3,110	Cablevision Systems Corp., Class A(a)	74,453
20,872	CBS Corp., Class B	1,158,396
270	Chipotle Mexican Grill, Inc., Class A†(a)	163,347
800	Choice Hotels International, Inc.	43,400
10,116	Comcast Corp., Class A	608,376
841	Darden Restaurants, Inc.(a)	59,778
32,375	Delphi Automotive PLC	2,754,789
5,331	DIRECTV†(a)	494,664
4,025	Discovery Communications, Inc., Class C†	125,097
41,705	Dollar General Corp.	3,242,146
2,747	Domino's Pizza, Inc.(a)	311,510
2,670	Dunkin' Brands Group, Inc.(a)	146,850
1,197	Expedia, Inc.(a)	130,892
3,680	Gap, Inc. (The)(a)	140,466
7,920	Gentex Corp.	130,046
3,734	Genuine Parts Co.	334,305
680	GNC Holdings, Inc., Class A	30,247
640	Hanesbrands, Inc.	21,325
870	Harley-Davidson, Inc.	49,025
36,394	Home Depot, Inc. (The)(a)	4,044,465
4,753	Jarden Corp.†(a)	245,968
158	John Wiley & Sons, Inc., Class A	8,591
1,270	Kohl's Corp.(a)	79,515
1,280	L Brands, Inc.	109,734
1,410	Lear Corp.	158,287
11,975	Liberty Interactive Corp., Class A†	332,306
492	Liberty Ventures, Ser A†	19,321
9,725	Lowe's Cos., Inc.	651,283
1,910	Macy's, Inc.	128,868
240	Madison Square Garden Co. (The), Class A†	20,038
2,280	MGM Resorts International†	41,610
280	Netflix, Inc.†(a)	183,943
16,621	NIKE, Inc., Class B	1,795,400
254	NVR, Inc.†	340,360
3,896	Omnicom Group, Inc.	270,733
160	O'Reilly Automotive, Inc.†(a)	36,157
2,200	Priceline Group, Inc.†	2,533,014
114,348	PulteGroup, Inc.(a)	2,304,112
8,707	Ross Stores, Inc.	423,247
28,645	Royal Caribbean Cruises†	2,254,075
1,540	Scripps Networks Interactive, Inc., Class A(a)	100,670
3,633	Service Corp. International(a)	106,919
1,340	ServiceMaster Global Holdings, Inc.†	48,468
370	Six Flags Entertainment Corp.(a)	16,595
6,772	Staples, Inc.	103,679
87,500	Starbucks Corp.	4,691,312
5,750	Starz†(a)	257,140
1,030	Target Corp.	84,079
2,596	Time Warner Cable, Inc., Class A	462,529
4,195	TJX Cos., Inc.	277,583
34,525	Tractor Supply Co.(a)	3,105,179
19,845	Ulta Salon Cosmetics & Fragrance, Inc.†(a)	3,065,060
611	Under Armour, Inc., Class A†(a)	50,982

Shares		Value
Consumer Discretionary — (continued)
3,013	Viacom, Inc., Class B	$194,760
48,550	Walt Disney Co. (The)	5,541,497
812	Whirlpool Corp.	140,517
660	Williams-Sonoma, Inc.	54,298
3,110	Wyndham Worldwide Corp.(a)	254,740
2,494	Yum! Brands, Inc.	224,660
		54,670,446
Consumer Staples — 8.1%
11,027	Altria Group, Inc.	539,331
1,085	Archer-Daniels-Midland Co.	52,319
2,053	Campbell Soup Co.	97,825
1,790	Church & Dwight Co., Inc.(a)	145,223
550	Clorox Co. (The)	57,211
113,633	Coca-Cola Co. (The)	4,457,822
3,675	Coca-Cola Enterprises, Inc.	159,642
299	ConAgra Foods, Inc.	13,072
2,540	Constellation Brands, Inc., Class A	294,691
23,045	Costco Wholesale Corp.(a)	3,112,458
4,108	Coty, Inc., Class A(a)	131,333
3,991	CVS Health Corp.	418,576
16,857	Diageo PLC ADR(a)	1,956,086
700	Dr. Pepper Snapple Group, Inc.	51,030
27,129	Estee Lauder Cos., Inc. (The), Class A(a)	2,350,999
1,230	General Mills, Inc.	68,536
710	Hershey Co. (The)	63,069
275	JM Smucker Co. (The)(a)	29,813
360	Keurig Green Mountain, Inc.(a)	27,587
100	Kimberly-Clark Corp.	10,597
735	Kraft Foods Group, Inc.	62,578
9,730	Kroger Co. (The)	705,522
24,600	Monster Beverage Corp.†	3,296,892
6,473	PepsiCo, Inc.	604,190
130	Procter & Gamble Co. (The)	10,171
3,840	Reynolds American, Inc.	286,694
5,180	Rite Aid Corp.†	43,253
100	Spectrum Brands Holdings, Inc.(a)	10,199
6,259	Sysco Corp.	225,950
550	Tyson Foods, Inc., Class A(a)	23,446
4,585	WhiteWave Foods Co., Class A†	224,115
		19,530,230
Energy — 2.6%
25,467	Anadarko Petroleum Corp.	1,987,954
4,490	Cheniere Energy, Inc.†	310,977
40,730	EOG Resources, Inc.	3,565,912
4,720	Marathon Petroleum Corp.	246,903
1,190	Tesoro Corp.	100,448
		6,212,194
Financials — 6.7%
16,128	Affiliated Managers Group, Inc.†(a)	3,525,581
5,830	Allied World Assurance Co. Holdings AG	251,973
15,730	Ameriprise Financial, Inc.	1,965,149
4,153	Aon PLC	413,971
2,410	Brown & Brown, Inc.(a)	79,193
113,325	Charles Schwab Corp. (The)(a)	3,700,061
1,765	Equity Lifestyle Properties, Inc.(b)	92,804
8,785	Erie Indemnity Co., Class A(a)	720,985
1,924	Extra Space Storage, Inc.(b)	125,483
30,415	First Republic Bank(a)	1,917,057
681	Hanover Insurance Group, Inc. (The)	50,414
130	Howard Hughes Corp. (The)†	18,660
865	Jones Lang LaSalle, Inc.	147,915
1,229	Lamar Advertising Co., Class A(a) (b)	70,643
3,076	Legg Mason, Inc.	158,506

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value
Financials — (continued)
1,130	Marsh & McLennan Cos., Inc.	$64,071
23,911	McGraw Hill Financial, Inc.	2,401,860
636	Simon Property Group, Inc.(b)	110,041
2,965	Validus Holdings, Ltd.	130,430
1,867	Weyerhaeuser Co.(b)	58,811
		16,003,608
Health Care — 16.9%
5,962	Abbott Laboratories	292,615
6,300	AbbVie, Inc.	423,297
2,998	Agilent Technologies, Inc.	115,663
30,250	Alexion Pharmaceuticals, Inc.†	5,468,292
340	Allergan PLC†	103,176
2,736	AmerisourceBergen Corp., Class A	290,946
5,026	Amgen, Inc.	771,591
690	Anthem, Inc.	113,257
257	Baxter International, Inc.	17,972
949	Becton Dickinson and Co.	134,426
1,140	Biogen Idec, Inc.†	460,492
580	BioMarin Pharmaceutical, Inc.†	79,332
2,937	Boston Scientific Corp.†	51,985
7,474	Bristol-Myers Squibb Co.	497,320
397	C.R. Bard, Inc.	67,768
3,293	Cardinal Health, Inc.(a)	275,460
42,213	Celgene Corp.†	4,885,522
30,196	Centene Corp.†(a)	2,427,758
43,995	Cerner Corp.†	3,038,295
2,950	Cigna Corp.	477,900
1,324	DaVita HealthCare Partners, Inc.†	105,218
2,865	Endo International PLC†	228,197
28,190	Envision Healthcare Holdings, Inc.†(a)	1,112,941
8,284	Express Scripts Holding Co.†(a)	736,779
61,236	Gilead Sciences, Inc.	7,169,511
3,329	HCA Holdings, Inc.†	302,007
46,614	HMS Holdings Corp.†(a)	800,362
20,238	Hologic, Inc.†(a)	770,258
1,940	Hospira, Inc.†	172,097
30,800	IDEXX Laboratories, Inc.†(a)	1,975,512
1,153	Illumina, Inc.†(a)	251,769
424	Incyte Corp., Ltd.†	44,185
1,019	Johnson & Johnson	99,312
2,794	Laboratory Corp. of America Holdings†	338,689
1,884	McKesson Corp.	423,542
1,510	MEDNAX, Inc.†	111,906
985	Merck & Co., Inc.	56,076
382	Mettler-Toledo International, Inc.†	130,438
4,867	Mylan NV†(a)	330,275
1,644	PerkinElmer, Inc.	86,540
4,345	Perrigo Co. PLC	803,086
3,526	Premier, Inc., Class A†	135,610
9,373	Puma Biotechnology, Inc.†(a)	1,094,298
2,400	Quest Diagnostics, Inc.(a)	174,048
370	Regeneron Pharmaceuticals, Inc.†	188,748
7,852	Tenet Healthcare Corp.†(a)	454,474
100	United Therapeutics Corp.†	17,395
2,000	UnitedHealth Group, Inc.	244,000
100	Universal Health Services, Inc., Class B	14,210
1,080	VCA, Inc.†	58,757
1,130	Veeva Systems, Inc., Class A†(a)	31,674
17,249	Vertex Pharmaceuticals, Inc.†	2,129,907
		40,584,888
Industrials — 6.8%
3,047	3M Co.	470,152
900	Alaska Air Group, Inc.	57,987

Shares		Value
Industrials — (continued)
2,240	American Airlines Group, Inc.	$89,455
2,415	AO Smith Corp.	173,832
1,820	Avis Budget Group, Inc.†	80,226
3,286	Boeing Co. (The)	455,834
18,850	Canadian Pacific Railway, Ltd.	3,020,335
100	Cintas Corp.	8,459
3,240	Delta Air Lines, Inc.	133,099
36,519	Fastenal Co.(a)	1,540,371
800	FedEx Corp.	136,320
3,967	Honeywell International, Inc.	404,515
1,213	Huntington Ingalls Industries, Inc.	136,572
3,115	Landstar System, Inc.(a)	208,300
3,972	Lockheed Martin Corp.	738,395
1,330	Northrop Grumman Corp.	210,978
8,502	Pitney Bowes, Inc.	176,927
9,113	Precision Castparts Corp.	1,821,415
2,801	Robert Half International, Inc.	155,456
10,183	Rollins, Inc.(a)	290,521
6,480	Southwest Airlines Co.	214,423
4,395	Spirit AeroSystems Holdings, Inc., Class A†	242,208
1,300	Spirit Airlines, Inc.†	80,730
2,040	Stericycle, Inc.†(a)	273,176
49,689	Textron, Inc.(a)	2,217,620
660	TransDigm Group, Inc.†(a)	148,282
2,690	Trinity Industries, Inc.(a)	71,097
810	United Continental Holdings, Inc.†	42,938
1,550	United Parcel Service, Inc., Class B	150,210
22,475	United Rentals, Inc.†(a)	1,969,260
4,128	United Technologies Corp.	457,919
1,570	Verisk Analytics, Inc., Class A†	114,233
435	Waste Management, Inc.	20,162
		16,311,407
Information Technology — 31.2%
2,574	Accenture PLC, Class A(a)	249,112
45,725	Adobe Systems, Inc.†	3,704,182
21,475	Alibaba Group Holding, Ltd. ADR†(a)	1,766,748
8,750	Alliance Data Systems Corp.†	2,554,475
120,607	Apple, Inc.	15,127,133
3,665	Arista Networks, Inc.†	299,577
2,565	ARRIS Group, Inc.†	78,489
2,282	Atmel Corp.	22,489
2,137	Automatic Data Processing, Inc.	171,451
7,540	Booz Allen Hamilton Holding Corp., Class A	190,309
712	CDK Global, Inc.	38,434
1,794	Citrix Systems, Inc.†	125,867
1,521	CommScope Holding Co., Inc.†(a)	46,406
3,370	Computer Sciences Corp.	221,207
9,850	CoStar Group, Inc.†	1,982,411
910	DST Systems, Inc.	114,642
290	Electronic Arts, Inc.†	19,285
92,938	Facebook, Inc., Class A†	7,970,828
1,187	Fidelity National Information Services, Inc.	73,357
22,697	FireEye, Inc.†(a)	1,110,110
1,320	Fiserv, Inc.†	109,336
630	FleetCor Technologies, Inc.†	98,318
5,391	Global Payments, Inc.	557,699
5,655	Google, Inc., Class C†	2,943,484
10,906	Google, Inc., Class A†(a)	5,889,676
469	Hewlett-Packard Co.	14,074
2,183	International Business Machines Corp.	355,087
756	Intuit, Inc.	76,182

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value
Information Technology — (continued)
680	Jack Henry & Associates, Inc.(a)	$43,996
6,940	Juniper Networks, Inc.(a)	180,232
1,499	Keysight Technologies, Inc.†	46,754
630	Lam Research Corp.	51,250
380	LinkedIn Corp., Class A†	78,519
4,635	MasterCard, Inc., Class A	433,280
11,773	MercadoLibre, Inc.(a)	1,668,234
10,110	Microsoft Corp.	446,357
2,401	Motorola Solutions, Inc.	137,673
8,140	NCR Corp.†	245,014
480	NetSuite, Inc.†	44,040
30,500	NXP Semiconductor NV†	2,995,100
4,101	Oracle Corp.	165,270
4,303	Palo Alto Networks, Inc.†	751,734
56,789	Pandora Media, Inc.†(a)	882,501
3,040	Paychex, Inc.(a)	142,515
68,558	Rackspace Hosting, Inc.†(a)	2,549,672
24,937	Salesforce.com, Inc.†	1,736,364
730	ServiceNow, Inc.†(a)	54,246
30,360	Skyworks Solutions, Inc.(a)	3,160,476
2,904	Solera Holdings, Inc.	129,402
1,490	Splunk, Inc.†(a)	103,734
19,317	Stratasys, Ltd.†(a)	674,743
8,470	SunEdison, Inc.†(a)	253,338
2,915	Symantec Corp.	67,774
2,980	Texas Instruments, Inc.	153,500
1,690	Twitter, Inc.†	61,212
8,095	Vantiv, Inc., Class A†	309,148
96,983	Visa, Inc., Class A(a)	6,512,408
28,150	VMware, Inc., Class A†(a)	2,413,581
18,083	Western Union Co. (The)(a)	367,627
200	Workday, Inc., Class A†	15,278
13,653	Xerox Corp.	145,268
47,388	Yelp, Inc., Class A†(a)	2,039,106
980	Zebra Technologies Corp., Class A†(a)	108,829
		75,078,543
Materials — 3.9%
2,978	Air Products & Chemicals, Inc.	407,480
2,210	Ashland, Inc.	269,399
3,392	Ball Corp.(a)	237,949
1,347	Compass Minerals International, Inc.	110,643
7,460	Crown Holdings, Inc.†	394,709
5,420	Eastman Chemical Co.(a)	443,465
16,334	Ecolab, Inc.	1,846,885
3,097	EI du Pont de Nemours & Co.(a)	198,053
940	Huntsman Corp.(a)	20,746
2,470	International Paper Co.	117,547
100	LyondellBasell Industries NV, Class A	10,352
1,454	Monsanto Co.	154,982
1,550	Packaging Corp. of America	96,859
1,280	PPG Industries, Inc.	146,842
16,915	Sherwin-Williams Co. (The)(a)	4,651,963
220	Valspar Corp.	18,000
984	Vulcan Materials Co.	82,587
1,920	WR Grace & Co.†	192,576
		9,401,037
Telecommunication Services — 0.4%
4,513	CenturyLink, Inc.(a)	132,592
371	SBA Communications Corp., Class A†	42,654
18,013	Verizon Communications, Inc.(a)	839,586
		1,014,832
Total Common Stock
(Cost $177,006,329)		238,807,185

Shares		Value

SHORT-TERM INVESTMENTS (c) — 21.7%
1,527,058	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%	$1,527,058
50,598,185	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010%(d)	50,598,185

Total Short-Term Investments
(Cost $52,125,243)		52,125,243
Total Investments — 121.0%
(Cost $229,131,572)		290,932,428
Other Assets & Liabilities, Net — (21.0)%		(50,485,874)
NET ASSETS — 100.0%		$240,446,554

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at June 30, 2015. The total market value of securities on loan at June 30, 2015 was $52,082,831.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of June 30, 2015.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2015 was $50,598,185.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $2,529,845.

ADR — American Depositary Receipt
Ltd. — Limited
PLC— Public Limited Company

As of June 30, 2015, all of the Portfolio’s investments were considered Level 1. For the six months ended June 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value

COMMON STOCK — 99.2%††
Consumer Discretionary — 8.6%
1,423	Apollo Education Group, Inc., Class A†(a)	$18,328
710	Bed Bath & Beyond, Inc.†(a)	48,976
5,455	Burlington Stores, Inc.†	279,296
100	CarMax, Inc.†(a)	6,621
4,914	Choice Hotels International, Inc.	266,584
4,510	Coach, Inc.(a)	156,091
1,350	Comcast Corp., Class A(a)	81,189
750	Darden Restaurants, Inc.(a)	53,310
99	Discovery Communications, Inc., Class C†	3,077
3,310	Dollar General Corp.	257,319
2,125	Dollar Tree, Inc.†	167,854
5,700	Foot Locker, Inc.(a)	381,957
74,825	Ford Motor Co.	1,123,123
366	Gannett Co., Inc.†	5,120
29,395	General Motors Co.	979,736
4,218	Gentex Corp.	69,260
328	Genuine Parts Co.	29,366
23,534	Interpublic Group of Cos., Inc. (The)	453,500
2,220	Jarden Corp.†(a)	114,885
90	John Wiley & Sons, Inc., Class A	4,893
7,104	Johnson Controls, Inc.	351,861
9,249	Kohl's Corp.(a)	579,080
2,875	Lear Corp.	322,747
2,720	Liberty Media Corp.†	97,648
70	Liberty Media Corp.†	2,523
6,520	Magna International, Inc., Class A	365,707
2,099	MGM Resorts International†	38,307
350	Murphy USA, Inc.†(a)	19,537
250	Newell Rubbermaid, Inc.(a)	10,277
53,975	News Corp., Class A†	787,495
5,085	News Corp., Class B†	72,411
11,383	Omnicom Group, Inc.	791,005
570	Signet Jewelers, Ltd.	73,097
9,740	Sony Corp. ADR(a)	276,519
44,263	Staples, Inc.	677,666
1,510	Starz†(a)	67,527
4,805	Target Corp.	392,232
7,790	TEGNA, Inc.	249,825
1,112	Thomson Reuters Corp.(a)	42,334
4,054	Time Warner, Inc.	354,360
20	Visteon Corp.†	2,100
413	Walt Disney Co. (The)(a)	47,140
748	Wyndham Worldwide Corp.(a)	61,269
		10,183,152
Consumer Staples — 5.6%
1,039	Archer-Daniels-Midland Co.	50,100
1,537	Bunge, Ltd.(a)	134,949
800	Campbell Soup Co.	38,120
690	Clorox Co. (The)(a)	71,774
3,250	Coca-Cola Enterprises, Inc.	141,180
90	ConAgra Foods, Inc.	3,935
1,741	Constellation Brands, Inc., Class A	201,991
512	Coty, Inc., Class A(a)	16,369
13,988	CVS Health Corp.	1,467,061
6,750	Kellogg Co.	423,225
7,705	Kroger Co. (The)(a)	558,690
8,021	Mondelez International, Inc., Class A	329,984
3,975	Philip Morris International, Inc.	318,676
7,689	Procter & Gamble Co. (The)	601,587
590	Reynolds American, Inc.	44,049

Shares		Value
Consumer Staples — (continued)
48,683	Rite Aid Corp.†	$406,503
5,037	Sysco Corp.(a)	181,836
11,357	Tyson Foods, Inc., Class A(a)	484,149
17,082	Wal-Mart Stores, Inc.	1,211,626
		6,685,804
Energy — 11.5%
1,716	Anadarko Petroleum Corp.(a)	133,951
5,885	Apache Corp.	339,152
9,675	Baker Hughes, Inc.	596,947
50,868	BP PLC ADR(a)	2,032,685
927	California Resources Corp.(a)	5,599
2,880	Cameron International Corp.†	150,826
3,460	Cheniere Energy, Inc.†	239,640
4,274	Chevron Corp.	412,313
2,439	ConocoPhillips	149,779
680	Consol Energy, Inc.(a)	14,783
1,470	Continental Resources, Inc.†(a)	62,313
15,440	Devon Energy Corp.	918,526
400	Diamondback Energy, Inc.†	30,152
1,500	Ensco PLC, Class A(a)	33,405
31,453	Exxon Mobil Corp.(a)	2,616,890
1,610	Gulfport Energy Corp.†	64,802
10,425	Hess Corp.(a)	697,224
280	HollyFrontier Corp.(a)	11,953
1,150	Kosmos Energy, Ltd.†	9,694
4,476	Marathon Petroleum Corp.	234,140
7,425	Murphy Oil Corp.(a)	308,657
26,985	Nabors Industries, Ltd.	389,394
220	National Oilwell Varco, Inc.(a)	10,622
7,715	Newfield Exploration Co.†	278,666
3,690	PBF Energy, Inc., Class A(a)	104,870
4,559	Phillips 66	367,273
27,019	Royal Dutch Shell PLC ADR, Class A(a)	1,540,353
2,575	Schlumberger, Ltd.	221,939
3,460	Tesoro Corp.	292,059
100	Unit Corp.†(a)	2,712
15,645	Valero Energy Corp.	979,377
11,245	Whiting Petroleum Corp.†(a)	377,832
3,900	WPX Energy, Inc.†(a)	47,892
		13,676,420
Financials — 33.4%
4,028	Allied World Assurance Co. Holdings AG	174,090
2,420	Allstate Corp. (The)	156,985
1,640	American Financial Group, Inc.	106,666
27,295	American International Group, Inc.	1,687,377
2,333	Ameriprise Financial, Inc.	291,462
6,170	Annaly Capital Management, Inc.(a) (b)	56,702
2,347	Aon PLC	233,949
9,485	Aspen Insurance Holdings, Ltd.	454,332
5,508	Assurant, Inc.	369,036
9,325	Assured Guaranty, Ltd.	223,707
13,675	Axis Capital Holdings, Ltd.(a)	729,835
170,858	Bank of America Corp.	2,908,003
530	Bank of Hawaii Corp.(a)	35,340
10	Bank of New York Mellon Corp. (The)	420
20,500	Barclays PLC ADR(a)	337,020
6,097	Berkshire Hathaway, Inc., Class B†	829,863
180	BlackRock, Inc., Class A(a)	62,276
710	Brown & Brown, Inc.(a)	23,331
3,485	Capital One Financial Corp.	306,575
20,044	Chimera Investment Corp.(a) (b)	274,803
1,166	Chubb Corp. (The)	110,933
56,903	Citigroup, Inc.	3,143,322
9,650	Citizens Financial Group, Inc.	263,541
8,875	Comerica, Inc.	455,465

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value
Financials — (continued)
100	DDR Corp.(a) (b)	$1,546
7,648	Discover Financial Services	440,678
5,665	E*Trade Financial Corp.†	169,667
650	East West Bancorp, Inc.	29,133
1,618	Equity Lifestyle Properties, Inc.(b)	85,074
370	Erie Indemnity Co., Class A(a)	30,366
21,525	Fifth Third Bancorp	448,151
850	FNF Group	31,441
12,525	Franklin Resources, Inc.(a)	614,101
7,436	Fulton Financial Corp.(a)	97,114
30,750	Genworth Financial, Inc., Class A†(a)	232,777
7,202	Goldman Sachs Group, Inc. (The)	1,503,705
1,189	Hanover Insurance Group, Inc. (The)	88,022
22,964	Hartford Financial Services Group, Inc.	954,613
2,935	Health Care REIT, Inc.(b)	192,624
5	HealthCare Trust of America, Class A(b)	120
14,250	Host Hotels & Resorts, Inc.(a) (b)	282,578
120	Howard Hughes Corp. (The)†(a)	17,225
30,981	Huntington Bancshares, Inc.	350,395
190	Intercontinental Exchange, Inc.	42,486
5,900	Invesco, Ltd.	221,191
1,559	Jones Lang LaSalle, Inc.(a)	266,589
48,636	JPMorgan Chase & Co.	3,295,575
4,607	Kemper Corp.(a)	177,600
59,700	KeyCorp	896,694
450	Kilroy Realty Corp.(a) (b)	30,218
1,464	Legg Mason, Inc.	75,440
5,465	Lincoln National Corp.(a)	323,637
1,181	Loews Corp.(a)	45,480
6,384	MBIA, Inc.†(a)	38,368
86	Mercury General Corp.(a)	4,786
33,450	MetLife, Inc.	1,872,865
12,812	MFA Financial, Inc.(a) (b)	94,681
24,225	Morgan Stanley	939,688
3,880	Northern Trust Corp.(a)	296,665
20,838	Old Republic International Corp.(a)	325,698
24	PartnerRe, Ltd.	3,084
8,897	People's United Financial, Inc.(a)	144,220
17,444	PNC Financial Services Group, Inc.(a)	1,668,519
610	Popular, Inc.†	17,605
50	Principal Financial Group, Inc.	2,565
22,475	Progressive Corp. (The)(a)	625,479
5,405	Prudential Financial, Inc.	473,046
120	Raymond James Financial, Inc.(a)	7,149
2,360	Realogy Holdings Corp.†	110,259
1,850	Regency Centers Corp.(a) (b)	109,113
45,325	Regions Financial Corp.	469,567
3,769	RenaissanceRe Holdings, Ltd.(a)	382,591
8,985	State Street Corp.	691,845
12,900	SunTrust Banks, Inc.	554,958
9,050	Synchrony Financial†(a)	298,017
9,580	TCF Financial Corp.(a)	159,124
904	Travelers Cos., Inc. (The)	87,381
2,893	U.S. Bancorp	125,556
40,275	UBS Group AG(a)	853,830
317	Urban Edge Properties(b)	6,590
670	Validus Holdings, Ltd.	29,473
3,805	Ventas, Inc.(b)	236,252
31,469	Voya Financial, Inc.	1,462,365
2,609	Weingarten Realty Investors(a) (b)	85,288
35,213	Wells Fargo & Co.	1,980,379
1,329	Weyerhaeuser Co.(b)	41,863
10,050	Willis Group Holdings PLC	471,345
17,450	XL Group PLC, Class A(a)	649,140
		39,498,627

Shares		Value
Health Care — 14.5%
24,128	Abbott Laboratories	$1,184,202
6,905	AbbVie, Inc.	463,947
11,950	Aetna, Inc.	1,523,147
450	Agilent Technologies, Inc.	17,361
1,618	AmerisourceBergen Corp., Class A	172,058
3,270	Amgen, Inc.	502,010
2,594	Anthem, Inc.	425,779
9,850	Baxter International, Inc.	688,810
3,075	Becton Dickinson and Co.	435,574
9,609	Boston Scientific Corp.†	170,079
4,355	Bristol-Myers Squibb Co.	289,782
2,838	Cardinal Health, Inc.(a)	237,399
10,327	Cigna Corp.	1,672,974
4,135	Community Health Systems, Inc.†(a)	260,381
900	DaVita HealthCare Partners, Inc.†	71,523
4,907	Express Scripts Holding Co.†(a)	436,429
2,168	Gilead Sciences, Inc.	253,830
7,510	HCA Holdings, Inc.†(a)	681,307
861	Health Net, Inc.†	55,207
6,435	Hologic, Inc.†(a)	244,916
212	Intuitive Surgical, Inc.†	102,714
14,574	Johnson & Johnson	1,420,382
8,379	Laboratory Corp. of America Holdings†(a)	1,015,702
1,300	Mallinckrodt PLC†	153,036
817	McKesson Corp.	183,670
630	MEDNAX, Inc.†(a)	46,689
2,205	Medtronic PLC	163,391
18,202	Merck & Co., Inc.	1,036,240
2,820	Mylan NV†(a)	191,365
939	Omnicare, Inc.(a)	88,501
159	PerkinElmer, Inc.(a)	8,370
58,252	Pfizer, Inc.	1,953,190
244	Quest Diagnostics, Inc.(a)	17,695
190	Teleflex, Inc.(a)	25,736
11,165	Teva Pharmaceutical Industries, Ltd. ADR	659,851
453	Thermo Fisher Scientific, Inc.	58,781
1,522	UnitedHealth Group, Inc.	185,684
190	Universal Health Services, Inc., Class B	26,999
		17,124,711
Industrials — 6.8%
640	ADT Corp.(a)	21,485
1,060	Alaska Air Group, Inc.(a)	68,296
10,170	American Airlines Group, Inc.	406,139
140	AO Smith Corp.	10,077
2,870	Caterpillar, Inc.(a)	243,433
600	Cintas Corp.	50,754
3,130	Delta Air Lines, Inc.	128,580
3,025	Dover Corp.(a)	212,295
388	Dun & Bradstreet Corp.(a)	47,336
460	Equifax, Inc.(a)	44,662
1,219	FedEx Corp.	207,718
860	Fluor Corp.	45,589
1,559	General Dynamics Corp.	220,895
25,019	General Electric Co.(a)	664,755
1,661	Huntington Ingalls Industries, Inc.	187,012
79	Ingersoll-Rand PLC	5,326
2,280	KAR Auction Services, Inc.	85,272
2,759	L-3 Communications Holdings, Inc., Class 3	312,815
16,825	Masco Corp.	448,723
2,889	Northrop Grumman Corp.	458,282
1,430	Oshkosh Corp.(a)	60,603
4,320	PACCAR, Inc.(a)	275,659
8,750	Parker Hannifin Corp.(a)	1,017,888
6,504	Pitney Bowes, Inc.(a)	135,348

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value
Industrials — (continued)
720	Raytheon Co.	$68,890
12,008	Southwest Airlines Co.(a)	397,345
940	Spirit AeroSystems Holdings, Inc., Class A†	51,803
9,814	Stanley Black & Decker, Inc.	1,032,825
983	Textron, Inc.	43,871
16,740	Trinity Industries, Inc.(a)	442,438
5,370	United Continental Holdings, Inc.†	284,663
2,735	United Rentals, Inc.†(a)	239,641
10	Vectrus, Inc.†(a)	249
2,378	Waste Management, Inc.(a)	110,220
		8,030,887
Information Technology — 10.8%
3,125	Apple, Inc.	391,953
11,400	Applied Materials, Inc.	219,108
2,770	Arrow Electronics, Inc.†	154,566
2,075	Avago Technologies, Ltd., Class A(a)	275,830
5,997	Booz Allen Hamilton Holding Corp., Class A(a)	151,364
9,446	Brocade Communications Systems, Inc.	112,219
759	CA, Inc.(a)	22,231
58,891	Cisco Systems, Inc.	1,617,147
2,329	Computer Sciences Corp.(a)	152,876
20,744	Corning, Inc.	409,279
1,079	Diebold, Inc.(a)	37,765
1,709	DST Systems, Inc.	215,300
4,500	Electronic Arts, Inc.†(a)	299,250
1,480	Fidelity National Information Services, Inc.	91,464
1,381	Global Payments, Inc.(a)	142,864
18	Harris Corp.	1,384
73,841	Hewlett-Packard Co.	2,215,968
1,214	Ingram Micro, Inc., Class A†	30,386
30,292	Intel Corp.(a)	921,331
2,140	Jabil Circuit, Inc.	45,561
4,654	Juniper Networks, Inc.(a)	120,864
225	Keysight Technologies, Inc.†	7,018
2,125	Lam Research Corp.	172,869
1,340	Leidos Holdings, Inc.	54,096
20,425	Micron Technology, Inc.†(a)	384,807
23,848	Microsoft Corp.	1,052,889
1,388	Motorola Solutions, Inc.	79,588
3,910	NCR Corp.†	117,691
6,320	NXP Semiconductor NV†	620,624
7,338	ON Semiconductor Corp.†(a)	85,781
24,850	Oracle Corp.	1,001,455
780	Paychex, Inc.(a)	36,566
4,705	Qorvo, Inc.†(a)	377,670
705	SunEdison, Inc.†(a)	21,087
6,425	TE Connectivity, Ltd.	413,128
1,022	Tech Data Corp.†	58,826
1,080	Total System Services, Inc.	45,112
1,159	Vishay Intertechnology, Inc.(a)	13,537
4,340	Western Digital Corp.	340,343
2,939	Western Union Co. (The)(a)	59,750
24,266	Xerox Corp.	258,190
		12,829,737
Materials — 3.2%
2,408	Air Products & Chemicals, Inc.(a)	329,487
15,335	Alcoa, Inc.	170,985
2,970	Ashland, Inc.	362,043
2,460	Avery Dennison Corp.	149,913
1,901	Ball Corp.(a)	133,355
636	Bemis Co., Inc.	28,626
308	Cabot Corp.(a)	11,485

Shares		Value
Materials — (continued)
2,520	Crown Holdings, Inc.†	$133,333
476	Cytec Industries, Inc.	28,812
13,325	Dow Chemical Co. (The)(a)	681,840
3,060	Eastman Chemical Co.	250,369
880	FMC Corp.(a)	46,244
4,280	Freeport-McMoRan Copper & Gold, Inc.	79,694
2,820	International Paper Co.	134,204
3,715	LyondellBasell Industries NV, Class A	384,577
2,848	Mosaic Co. (The)	133,429
11,810	Newmont Mining Corp.	275,882
717	Nucor Corp.(a)	31,598
680	Rock-Tenn Co., Class A	40,936
700	RPM International, Inc.	34,279
760	Sonoco Products Co.	32,574
251	Steel Dynamics, Inc.(a)	5,199
13,000	United States Steel Corp.(a)	268,060
100	Vulcan Materials Co.	8,393
100	WR Grace & Co.†(a)	10,030
		3,765,347
Telecommunication Services — 1.7%
23,898	AT&T, Inc.(a)	848,857
9,612	CenturyLink, Inc.(a)	282,400
4,160	Level 3 Communications, Inc.†	219,107
8,450	Sprint Corp.†(a)	38,532
9,920	T-Mobile US, Inc.†(a)	384,599
5,875	Verizon Communications, Inc.(a)	273,834
1,239	Windstream Holdings, Inc.(a)	7,905
		2,055,234
Utilities — 3.1%
367	AGL Resources, Inc.	17,087
5,776	Ameren Corp.	217,640
1,822	American Electric Power Co., Inc.	96,511
2,898	Atmos Energy Corp.	148,609
4,008	CenterPoint Energy, Inc.	76,272
7,040	Consolidated Edison, Inc.(a)	407,475
2,060	Dominion Resources, Inc.(a)	137,752
3,645	DTE Energy Co.	272,063
1,437	Duke Energy Corp.(a)	101,481
7,105	Edison International	394,896
6,290	Entergy Corp.	443,445
730	Eversource Energy(a)	33,149
14,725	Exelon Corp.(a)	462,660
220	MDU Resources Group, Inc.(a)	4,297
714	NextEra Energy, Inc.	69,993
13,385	NRG Energy, Inc.(a)	306,249
629	PG&E Corp.	30,884
6,400	Public Service Enterprise Group, Inc.	251,392
5,927	Questar Corp.(a)	123,934
720	Vectren Corp.	27,706
485	WEC Energy Group, Inc.(a)	21,810
		3,645,305
Total Common Stock
(Cost $97,287,281)		117,495,224

SHORT-TERM INVESTMENTS (c) — 24.7%
974,586	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%	974,586
28,271,457	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010% (d)	28,271,457

Total Short-Term Investments
(Cost $29,246,043)		29,246,043

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments	June 30, 2015 (Unaudited)

Number of Rights		Value
RIGHTS ‡‡— 0.0%
United States — 0.0%
1,118	Safeway - PDC†	54
1,118	Safeway CVR - Casa Ley†	1,135
Total Rights (Cost $–)		1,189
Total Investments — 123.9%
(Cost $126,533,324)		146,742,456
Other Assets & Liabilities, Net — (23.9)%		(28,304,210)
NET ASSETS — 100.0%		$118,438,246

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	Non-income producing security.
‡‡	Expiration date is unavailable.
(a)	This security or a partial position of this security is on loan at June 30, 2015. The total market value of securities on loan at June 30, 2015 was $28,407,821.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of June 30, 2015.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2015 was $28,271,457.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $892,771.

ADR — American Depositary Receipt
Ltd. — Limited
PLC — Public Limited Company

As of June 30, 2015, all of the Portfolio’s investments were considered Level 1 except for Safeway Contingent Value Rights - PDC and Safeway Contingent Value Rights – Casa Ley which are Level 3. At June 30, 2015, the value of these Level 3 investments was $1,189. A reconciliation of Level 3 investments is only presented when the Portfolio has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. For the six months ended June 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value

COMMON STOCK — 99.2%††
Consumer Discretionary — 17.9%
100	1-800-Flowers.com, Inc., Class A†(a)	$1,046
1,200	American Axle & Manufacturing Holdings, Inc.†(a)	25,092
6,168	Asbury Automotive Group, Inc.†(a)	558,944
210	Ascent Capital Group, Inc., Class A†(a)	8,975
70	Big 5 Sporting Goods Corp.(a)	995
1,430	BJ's Restaurants, Inc.†(a)	69,284
685	Bloomin' Brands, Inc.	14,625
220	Blue Nile, Inc.†(a)	6,686
430	Boot Barn Holdings, Inc.†(a)	13,760
3,710	Boyd Gaming Corp.†	55,465
540	Bright Horizons Family Solutions, Inc.†(a)	31,212
1,102	Brunswick Corp.(a)	56,048
370	Buffalo Wild Wings, Inc.†	57,975
790	Build-A-Bear Workshop, Inc., Class A†(a)	12,632
880	Burlington Stores, Inc.†	45,056
445	Caleres, Inc.(a)	14,142
290	Capella Education Co.	15,564
470	Carriage Services, Inc., Class A	11,223
306	Cheesecake Factory, Inc. (The)(a)	16,688
1,120	Columbia Sportswear Co.	67,715
919	Cooper Tire & Rubber Co.	31,090
240	Cooper-Standard Holding, Inc.†	14,753
284	Cracker Barrel Old Country Store, Inc.(a)	42,361
5,780	Cumulus Media, Inc., Class A†(a)	11,733
1,280	Dave & Buster's Entertainment, Inc.†	46,195
5,875	Denny's Corp.†(a)	68,209
1,540	Diamond Resorts International, Inc.†(a)	48,587
480	DineEquity, Inc.	47,563
142	Domino's Pizza, Inc.(a)	16,103
5,570	Dorman Products, Inc.†(a)	265,466
1,015	Entravision Communications Corp., Class A(a)	8,354
470	EW Scripps Co. (The), Class A(a)	10,740
1,010	Express, Inc.†(a)	18,291
310	Fiesta Restaurant Group, Inc.†(a)	15,500
285	Finish Line, Inc. (The), Class A(a)	7,929
990	Five Below, Inc.†	39,135
1,310	Gentherm, Inc.†(a)	71,932
9,540	G-III Apparel Group, Ltd.†(a)	671,139
2,314	Grand Canyon Education, Inc.†	98,114
2,340	Gray Television, Inc.†	36,691
180	Group 1 Automotive, Inc.(a)	16,349
1,000	HSN, Inc.(a)	70,190
1,215	Iconix Brand Group, Inc.†(a)	30,339
770	Installed Building Products, Inc.†	18,850
1,445	Jack in the Box, Inc.(a)	127,391
859	Kirkland's, Inc.(a)	23,940
12,118	Krispy Kreme Doughnuts, Inc.†	233,393
1,875	La-Z-Boy, Inc., Class Z	49,387
167	Lithia Motors, Inc., Class A	18,898
1,310	Malibu Boats, Inc., Class A†(a)	26,318
760	MarineMax, Inc.†(a)	17,868
5	Monarch Casino & Resort, Inc.†(a)	103
5,880	Monro Muffler Brake, Inc.(a)	365,501
200	Motorcar Parts of America, Inc.†	6,018
1,330	Nautilus, Inc.†(a)	28,608
770	Nexstar Broadcasting Group, Inc., Class A(a)	43,120
715	Nutrisystem, Inc.	17,789
105	Office Depot, Inc.†(a)	909
2,725	Orbitz Worldwide, Inc.†(a)	31,119

Shares		Value
Consumer Discretionary — (continued)
266	Papa John's International, Inc.(a)	$20,112
810	Pinnacle Entertainment, Inc.†(a)	30,197
350	Pool Corp.(a)	24,563
3,455	Popeyes Louisiana Kitchen, Inc.†	207,265
494	Red Robin Gourmet Burgers, Inc.†	42,395
270	Restoration Hardware Holdings, Inc.†(a)	26,360
2,203	Ruth's Hospitality Group, Inc.(a)	35,512
1,070	Select Comfort Corp.†	32,175
370	Skechers U.S.A., Inc., Class A†(a)	40,622
15,605	Sonic Corp.(a)	449,424
11,671	Steven Madden, Ltd.†(a)	499,286
60	Strayer Education, Inc.†(a)	2,586
1,135	Tenneco, Inc.†(a)	65,195
530	Texas Roadhouse, Inc., Class A(a)	19,838
787	Tower International, Inc.†(a)	20,501
10,597	Tuesday Morning Corp.†(a)	119,375
2,240	Vince Holding Corp.†(a)	26,835
310	Vitamin Shoppe, Inc.†(a)	11,554
100	Weyco Group, Inc.(a)	2,982
185	Zumiez, Inc.†	4,926
		5,460,805
Consumer Staples — 4.7%
369	B&G Foods, Inc., Class A(a)	10,528
260	Boulder Brands, Inc.†(a)	1,804
2,565	Calavo Growers, Inc.(a)	133,201
99	Coca-Cola Bottling Co. Consolidated(a)	14,956
159	Craft Brew Alliance, Inc.†(a)	1,758
1,245	Farmer Bros Co.†(a)	29,258
748	Hain Celestial Group, Inc. (The)†(a)	49,263
3,530	J&J Snack Foods Corp.(a)	390,665
247	Lancaster Colony Corp.	22,440
10	Lifeway Foods, Inc.†(a)	192
220	Medifast, Inc.†	7,110
435	Omega Protein Corp.†(a)	5,981
70	PriceSmart, Inc.(a)	6,387
855	Revlon, Inc., Class A†	31,387
764	Sanderson Farms, Inc.(a)	57,422
454	Spectrum Brands Holdings, Inc.	46,304
7,430	TreeHouse Foods, Inc.†(a)	602,053
144	United Natural Foods, Inc.†(a)	9,170
120	WD-40 Co.	10,459
		1,430,338
Energy — 2.2%
40	Adams Resources & Energy, Inc.(a)	1,784
920	Carrizo Oil & Gas, Inc.†(a)	45,301
970	Delek US Holdings, Inc.	35,715
170	Diamondback Energy, Inc.†	12,815
970	Green Plains, Inc.	26,723
7,030	Matador Resources Co.†(a)	175,750
220	Matrix Service Co.†(a)	4,022
240	Panhandle Oil and Gas, Inc., Class A(a)	4,966
1,580	Parsley Energy, Inc., Class A†(a)	27,524
5,377	PDC Energy, Inc.†(a)	288,422
1,470	Synergy Resources Corp.†(a)	16,802
970	Western Refining, Inc.(a)	42,311
		682,135
Financials — 12.5%
22,100	BancorpSouth, Inc.(a)	569,296
7,768	Bank of the Ozarks, Inc.(a)	355,386
1,110	BofI Holding, Inc.†(a)	117,338
485	Crawford & Co., Class B(a)	4,089
253	Credit Acceptance Corp.†(a)	62,284
300	eHealth, Inc.†	3,807

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value
Financials — (continued)
930	Employers Holdings, Inc.(a)	$21,186
345	Enterprise Financial Services Corp.(a)	7,856
990	Essent Group, Ltd.†(a)	27,077
490	Evercore Partners, Inc., Class A(a)	26,440
632	Federated National Holding Co.	15,294
2,906	FelCor Lodging Trust, Inc.(b)	28,712
740	Fifth Street Asset Management, Inc., Class A(a)	7,607
80	GAMCO Investors, Inc., Class A(a)	5,497
85	Hallmark Financial Services, Inc.†	967
720	HCI Group, Inc.(a)	31,831
3,980	Heritage Insurance Holdings, Inc.†	91,500
510	HomeStreet, Inc.†	11,638
190	LendingTree, Inc.†(a)	14,936
170	Marcus & Millichap, Inc.†(a)	7,844
6,160	MarketAxess Holdings, Inc.(a)	571,463
7,193	MGIC Investment Corp.†(a)	81,856
2,030	Moelis & Co., Class A	58,281
1,540	Patriot National, Inc.†(a)	24,640
4,640	Pinnacle Financial Partners, Inc.(a)	252,277
692	PRA Group, Inc.†(a)	43,118
15,730	PrivateBancorp, Inc., Class A(a)	626,369
1,415	Pzena Investment Management, Inc., Class A(a)	15,636
230	Regional Management Corp.†	4,108
5,580	South State Corp.(a)	424,024
310	Sovran Self Storage, Inc.(b)	26,942
560	Square 1 Financial, Inc., Class A†(a)	15,316
1,802	Strategic Hotels & Resorts, Inc.† (b)	21,840
780	Texas Capital Bancshares, Inc.†	48,547
70	United Fire Group, Inc.(a)	2,293
610	United Insurance Holdings Corp.(a)	9,479
1,854	Universal Insurance Holdings, Inc.	44,867
70	Virtus Investment Partners, Inc.(a)	9,258
2,670	Western Alliance Bancorp†	90,139
970	WisdomTree Investments, Inc.(a)	21,306
		3,802,344
Health Care — 26.7%
10	Abaxis, Inc.(a)	515
300	ABIOMED, Inc.†(a)	19,719
360	Acadia Healthcare Co., Inc.†(a)	28,199
630	ACADIA Pharmaceuticals, Inc.†(a)	26,384
210	Acceleron Pharma, Inc.†	6,644
15,600	Aceto Corp.(a)	384,228
490	Achillion Pharmaceuticals, Inc.†(a)	4,341
3,560	Acorda Therapeutics, Inc.†(a)	118,655
170	Addus HomeCare Corp.†	4,736
200	Adeptus Health, Inc., Class A†	18,998
790	Affymetrix, Inc.†	8,627
9,520	Air Methods Corp.†(a)	393,557
1,129	Akorn, Inc.†(a)	49,292
249	Align Technology, Inc.†	15,615
475	Alliance HealthCare Services, Inc.†(a)	8,878
370	AMAG Pharmaceuticals, Inc.†(a)	25,552
710	AMN Healthcare Services, Inc.†(a)	22,429
704	Amsurg Corp., Class A†	49,245
490	Anacor Pharmaceuticals, Inc.†(a)	37,941
860	Anika Therapeutics, Inc.†(a)	28,406
530	BioCryst Pharmaceuticals, Inc.†(a)	7,913
660	BioDelivery Sciences International, Inc.†(a)	5,254
320	BioSpecifics Technologies Corp.†	16,512
3,480	BioTelemetry, Inc.†(a)	32,816
10	Bluebird Bio, Inc.†(a)	1,684

Shares		Value
Health Care — (continued)
10,909	Cambrex Corp.†(a)	$479,342
6,065	Cantel Medical Corp.(a)	325,508
400	Cardiovascular Systems, Inc.†(a)	10,580
190	Catalent, Inc.†(a)	5,573
190	Celldex Therapeutics, Inc.†(a)	4,792
210	Cempra, Inc.†(a)	7,216
569	Centene Corp.†(a)	45,748
1,458	Cepheid, Inc.†(a)	89,157
680	Chimerix, Inc.†	31,416
290	Coherus Biosciences, Inc.†(a)	8,381
304	CorVel Corp.†(a)	9,734
189	CryoLife, Inc.(a)	2,132
2,120	Depomed, Inc.†(a)	45,495
635	DexCom, Inc.†	50,787
2,820	Dyax Corp.†	74,730
4,330	Eagle Pharmaceuticals, Inc.†(a)	350,124
3,847	Emergent BioSolutions, Inc.†(a)	126,759
1,494	FibroGen, Inc.†(a)	35,109
50	Five Prime Therapeutics, Inc.†(a)	1,242
140	Fluidigm Corp.†(a)	3,388
1,790	Genesis Healthcare, Inc., Class A†(a)	11,814
30	Genomic Health, Inc.†(a)	834
1,920	Globus Medical, Inc., Class A†(a)	49,286
240	Hanger, Inc.†(a)	5,626
2,829	HealthSouth Corp.(a)	130,304
645	HealthStream, Inc.†(a)	19,621
285	Healthways, Inc.†(a)	3,414
11,157	ICON PLC†(a)	750,866
22,477	IGI Laboratories, Inc.†(a)	141,605
110	Impax Laboratories, Inc.†(a)	5,051
418	INC Research Holdings, Inc., Class A†	16,770
150	Inogen, Inc.†	6,690
355	Insmed, Inc.†	8,669
1,000	Insulet Corp.†(a)	30,985
260	Insys Therapeutics, Inc.†(a)	9,339
260	Integra LifeSciences Holdings Corp.†(a)	17,516
260	IPC Healthcare, Inc.†(a)	14,401
4,476	Ironwood Pharmaceuticals, Inc., Class A†(a)	53,980
995	Isis Pharmaceuticals, Inc.†(a)	57,262
141	Kindred Healthcare, Inc.	2,861
720	Landauer, Inc.(a)	25,661
4,244	Lannett Co., Inc.†(a)	252,263
190	LDR Holding Corp.†(a)	8,217
2,584	Lexicon Pharmaceuticals, Inc.†(a)	20,801
880	Ligand Pharmaceuticals, Inc., Class B†(a)	88,792
710	MacroGenics, Inc.†(a)	26,959
120	Magellan Health, Inc.†	8,408
2,380	Masimo Corp.†(a)	92,201
1,804	MedAssets, Inc.†(a)	39,796
8,330	Medidata Solutions, Inc.†(a)	452,486
3,215	Merge Healthcare, Inc.†(a)	15,432
600	Molina Healthcare, Inc.†(a)	42,180
560	Momenta Pharmaceuticals, Inc.†(a)	12,774
2,134	Natus Medical, Inc.†(a)	90,823
250	Nektar Therapeutics†(a)	3,128
3,850	Neogen Corp.†(a)	182,644
1,280	Neurocrine Biosciences, Inc.†	61,133
3,340	Novavax, Inc.†(a)	37,208
520	NuVasive, Inc.†(a)	24,638
1,305	NxStage Medical, Inc.†(a)	18,642
460	Ocular Therapeutix, Inc.†	9,674
361	Omnicell, Inc.†	13,613
190	Ophthotech Corp.†	9,891

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value
Health Care — (continued)
640	Pacira Pharmaceuticals, Inc.†(a)	$45,261
1,514	PAREXEL International Corp.†(a)	97,365
280	Portola Pharmaceuticals, Inc., Class A†	12,754
1,840	POZEN, Inc.†(a)	18,970
5,240	PRA Health Sciences, Inc.†(a)	190,369
11,039	Prestige Brands Holdings, Inc.†(a)	510,443
5,390	Providence Service Corp. (The)†(a)	238,669
180	PTC Therapeutics, Inc.†(a)	8,663
120	Puma Biotechnology, Inc.†(a)	14,010
330	Radius Health, Inc.†(a)	22,341
2,660	RadNet, Inc.†(a)	17,795
2,025	Repligen Corp.†(a)	83,572
9,520	Sagent Pharmaceuticals, Inc.†(a)	231,431
1,850	Sangamo BioSciences, Inc.†(a)	20,516
2,013	SciClone Pharmaceuticals, Inc.†	19,768
5,090	Select Medical Holdings Corp.	82,458
580	Spectranetics Corp.†(a)	13,346
1,024	STERIS Corp.(a)	65,987
860	Sucampo Pharmaceuticals, Inc., Class A†(a)	14,130
13,180	Supernus Pharmaceuticals, Inc.†	223,796
70	SurModics, Inc.†	1,639
1,545	Team Health Holdings, Inc.†(a)	100,935
1,615	Thoratec Corp.†(a)	71,980
250	U.S. Physical Therapy, Inc.(a)	13,690
615	Vascular Solutions, Inc.†	21,353
366	WellCare Health Plans, Inc.†	31,048
783	West Pharmaceutical Services, Inc.(a)	45,477
140	Xencor, Inc.†	3,076
280	Zeltiq Aesthetics, Inc.†	8,252
		8,126,705
Industrials — 12.4%
7,530	AAON, Inc.(a)	169,576
4,650	Accuride Corp.†(a)	17,903
9,470	Advanced Drainage Systems, Inc.(a)	277,755
100	Aerojet Rocketdyne Holdings, Inc.†(a)	2,061
10	Allegiant Travel Co., Class A	1,779
260	Altra Industrial Motion Corp.(a)	7,067
3,175	ARC Document Solutions, Inc.†(a)	24,162
40	ArcBest Corp.(a)	1,272
365	Argan, Inc.	14,720
2,529	Blount International, Inc.†	27,617
165	Casella Waste Systems, Inc., Class A†(a)	926
10,620	Celadon Group, Inc.	219,621
250	Continental Building Products, Inc.†	5,297
130	Cubic Corp.	6,186
520	Deluxe Corp.	32,240
1,095	Douglas Dynamics, Inc.(a)	23,521
450	DXP Enterprises, Inc.†(a)	20,925
430	Dycom Industries, Inc.†	25,306
5,560	EnerSys, Inc.(a)	390,812
448	Exponent, Inc.(a)	20,061
2,010	Generac Holdings, Inc.†(a)	79,898
567	Gorman-Rupp Co. (The)(a)	15,921
800	Hawaiian Holdings, Inc.†(a)	19,000
1,698	HC2 Holdings, Inc.†(a)	15,197
1,296	HEICO Corp.(a)	75,557
205	Herman Miller, Inc.	5,931
160	HNI Corp.(a)	8,184
140	Hyster-Yale Materials Handling, Inc.(a)	9,699
1,315	Interface, Inc., Class A	32,941
659	John Bean Technologies Corp.	24,772
1,675	Knoll, Inc.(a)	41,925
1,945	Matson, Inc.	81,768

Shares		Value
Industrials — (continued)
210	Matthews International Corp., Class A(a)	$11,159
2,225	Meritor, Inc.†(a)	29,192
395	Middleby Corp.†	44,331
180	Moog, Inc., Class A†(a)	12,722
128	Mueller Industries, Inc.	4,444
260	Multi-Color Corp.	16,609
200	Nortek, Inc.†(a)	16,626
1,240	On Assignment, Inc.†	48,707
820	Park-Ohio Holdings Corp.(a)	39,737
1,635	Patrick Industries, Inc.†(a)	62,212
740	PGT, Inc.†(a)	10,737
80	Polypore International, Inc.†	4,790
8,800	Proto Labs, Inc.†(a)	593,824
7,158	Saia, Inc.†(a)	281,238
255	SP Plus Corp.†(a)	6,658
180	Standex International Corp.	14,387
1,172	Steelcase, Inc., Class A(a)	22,162
3,404	Swift Transportation Co., Class A†(a)	77,169
410	Teledyne Technologies, Inc.†(a)	43,259
1,107	Tennant Co.(a)	72,331
350	Trex Co., Inc.†(a)	17,301
190	TrueBlue, Inc.†	5,681
5,519	Wabash National Corp.†(a)	69,208
13,550	WageWorks, Inc.†	548,097
70	Watsco, Inc.(a)	8,662
180	Watts Water Technologies, Inc., Class A(a)	9,333
94	Woodward, Inc.(a)	5,169
625	Xerium Technologies, Inc.†(a)	11,375
		3,786,720
Information Technology — 19.8%
2,512	ACI Worldwide, Inc.†(a)	61,720
1,544	Advent Software, Inc.	68,260
1,370	Amkor Technology, Inc.†(a)	8,193
3,760	Aspen Technology, Inc.†(a)	171,268
2,040	AVG Technologies NV†	55,508
80	Badger Meter, Inc.(a)	5,079
200	Barracuda Networks, Inc.†	7,924
794	Belden, Inc.(a)	64,497
655	Blackbaud, Inc.(a)	37,302
385	BroadSoft, Inc.†	13,309
60	Cabot Microelectronics Corp.†	2,827
120	CACI International, Inc., Class A†	9,707
3,133	CalAmp Corp.†	57,209
1,516	Callidus Software, Inc.†(a)	23,619
1,941	Cardtronics, Inc.†(a)	71,914
543	Cass Information Systems, Inc.(a)	30,528
449	Cavium, Inc.†(a)	30,896
8,783	CEVA, Inc.†(a)	170,654
2,280	Ciena Corp.†(a)	53,990
150	Cimpress NV†(a)	12,624
2,150	Cirrus Logic, Inc.†	73,164
440	Cognex Corp.(a)	21,164
553	CommVault Systems, Inc.†	23,453
210	comScore, Inc.†	11,185
620	Constant Contact, Inc.†(a)	17,831
1,260	Cornerstone OnDemand, Inc.†	43,848
16	CoStar Group, Inc.†(a)	3,220
370	Cray, Inc.†(a)	10,919
1,022	CSG Systems International, Inc.(a)	32,357
290	Demandware, Inc.†(a)	20,613
2,030	Diodes, Inc.†	48,943
265	DTS, Inc.†(a)	8,080
11,470	Ellie Mae, Inc.†(a)	800,491

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value
Information Technology — (continued)
8,854	Envestnet, Inc.†(a)	$357,967
870	EPAM Systems, Inc.†(a)	61,970
1,050	Euronet Worldwide, Inc.†	64,785
360	Fair Isaac Corp.(a)	32,681
1,449	Global Cash Access Holdings, Inc.†(a)	11,215
320	GrubHub, Inc.†(a)	10,902
450	GTT Communications, Inc.†	10,741
990	Guidewire Software, Inc.†	52,401
554	Hackett Group, Inc. (The)(a)	7,440
1,335	IGATE Corp.†	63,666
859	Immersion Corp.†(a)	10,884
1,200	Infinera Corp.†(a)	25,176
200	Infoblox, Inc.†	5,242
2,480	Integrated Device Technology, Inc.†(a)	53,816
879	InterDigital, Inc.(a)	50,006
470	Ixia†(a)	5,847
253	j2 Global, Inc.(a)	17,189
2,075	Lionbridge Technologies, Inc.†(a)	12,803
490	Littelfuse, Inc.(a)	46,496
830	LogMeIn, Inc.†(a)	53,527
383	Luxoft Holding, Inc., Class A†	21,659
2,210	Manhattan Associates, Inc.†(a)	131,827
9,433	MAXIMUS, Inc.	620,031
529	MaxLinear, Inc., Class A†(a)	6,401
274	Mentor Graphics Corp.(a)	7,242
1,083	Methode Electronics, Inc.	29,728
1,348	Microsemi Corp.†(a)	47,113
600	MTS Systems Corp.(a)	41,370
620	OmniVision Technologies, Inc.†	16,241
1,050	Paycom Software, Inc.†	35,858
70	PDF Solutions, Inc.†(a)	1,120
530	Pegasystems, Inc.(a)	12,132
995	Perficient, Inc.†	19,144
819	Plexus Corp.†	35,938
3,080	PMC - Sierra, Inc.†(a)	26,365
3,680	Polycom, Inc.†	42,099
540	Power Integrations, Inc.(a)	24,397
540	Proofpoint, Inc.†	34,382
590	Qlik Technologies, Inc.†	20,626
731	Qorvo, Inc.†(a)	58,677
4,600	Qualys, Inc.†(a)	185,610
3,144	Rambus, Inc.†(a)	45,556
365	Rofin-Sinar Technologies, Inc.†(a)	10,074
21,790	Ruckus Wireless, Inc.†(a)	225,309
650	ScanSource, Inc.†	24,739
20	Science Applications International Corp.	1,057
225	Semtech Corp.†(a)	4,466
2,234	ShoreTel, Inc.†(a)	15,146
90	Shutterstock, Inc.†(a)	5,278
12,040	Silicon Laboratories, Inc.†(a)	650,280
3,420	SPS Commerce, Inc.†(a)	225,036
340	SS&C Technologies Holdings, Inc.	21,250
145	Super Micro Computer, Inc.†(a)	4,289
784	Synaptics, Inc.†(a)	68,000
530	Synchronoss Technologies, Inc.†(a)	24,237
278	Syntel, Inc.†(a)	13,199
1,148	TeleTech Holdings, Inc.(a)	31,088
380	Tyler Technologies, Inc.†(a)	49,164
1,200	Ultra Clean Holdings, Inc.†(a)	7,476
344	Verint Systems, Inc.†	20,896
110	ViaSat, Inc.†(a)	6,629
360	Virtusa Corp.†(a)	18,504
1,340	Web.com Group, Inc.†	32,455
529	WEX, Inc.†	60,290

Shares		Value
Information Technology — (continued)
2,108	Zix Corp.†(a)	$10,898
		6,020,326
Materials — 1.6%
1,955	Berry Plastics Group, Inc.†	63,342
115	Calgon Carbon Corp.	2,229
994	Clearwater Paper Corp.†(a)	56,956
940	Ferro Corp.†	15,773
905	Globe Specialty Metals, Inc.	16,019
2,320	Graphic Packaging Holding Co.	32,318
3,530	Headwaters, Inc.†	64,317
1,245	KapStone Paper and Packaging Corp.	28,785
790	Koppers Holdings, Inc.(a)	19,529
60	Minerals Technologies, Inc.	4,088
694	Neenah Paper, Inc.(a)	40,918
980	PolyOne Corp.(a)	38,386
3,590	Rentech, Inc.†(a)	3,841
90	Schweitzer-Mauduit International, Inc.(a)	3,589
630	Stillwater Mining Co.†(a)	7,302
1,680	SunCoke Energy, Inc.	21,840
330	Trinseo SA†(a)	8,857
1,080	US Concrete, Inc.†(a)	40,921
140	Worthington Industries, Inc.	4,208
		473,218
Telecommunication Services — 1.3%
320	Atlantic Tele-Network, Inc.(a)	22,106
8,478	Cincinnati Bell, Inc.†	32,386
6,965	Cogent Communications Holdings, Inc.(a)	235,696
1,832	General Communication, Inc., Class A†(a)	31,162
2,815	Inteliquent, Inc.(a)	51,796
380	Shenandoah Telecommunications Co.	13,007
		386,153
Utilities — 0.1%
460	American States Water Co.	17,199

Total Common Stock
(Cost $23,438,828)		30,185,943

SHORT-TERM INVESTMENTS (c) — 47.2%
248,501	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%	248,501
14,109,404	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010% (d)	14,109,404

Total Short-Term Investments
(Cost $14,357,905)		14,357,905
Number of Rights
RIGHT ‡‡— 0.0%
United States — 0.0%
180	Trius Contingent Value †	360

Total Right (Cost $–)		360
Total Investments — 146.4%
(Cost $37,796,733)		44,544,208
Other Assets & Liabilities, Net — (46.4)%		(14,113,332)
NET ASSETS — 100.0%		$30,430,876

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	June 30, 2015 (Unaudited)

†	Non-income producing security.
‡‡	Expiration date is unavailable.
(a)	This security or a partial position of this security is on loan at June 30, 2015. The total market value of securities on loan at June 30, 2015 was $15,230,872.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of June 30, 2015.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2015 was $14,109,404.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $1,338,647.

Ltd. — Limited
PLC — Public Limited Company

As of June 30, 2015, all of the Portfolio’s investments were considered Level 1 except for Trius Contingent Value Rights, which was Level 3. At June 30, 2015, the investment was valued at $360. A reconciliation of Level 3 investments is only presented when the Portfolio has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. For the six months ended June 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value

COMMON STOCK — 96.6%††
Consumer Discretionary — 11.4%
590	AMC Entertainment Holdings, Inc., Class A	$18,101
1,158	American Axle & Manufacturing Holdings, Inc.†(a)	24,214
3,680	American Eagle Outfitters, Inc.(a)	63,369
2,770	Apollo Education Group, Inc., Class A†	35,678
510	Ascent Capital Group, Inc., Class A†(a)	21,797
2,010	Barnes & Noble, Inc.†(a)	52,180
230	BJ's Restaurants, Inc.†(a)	11,143
1,900	Boyd Gaming Corp.†(a)	28,405
910	Bravo Brio Restaurant Group, Inc.†(a)	12,331
280	Brunswick Corp.(a)	14,241
505	Build-A-Bear Workshop, Inc., Class A†(a)	8,075
480	Burlington Stores, Inc.†	24,576
620	Caleres, Inc.(a)	19,704
1,000	Cato Corp. (The), Class A(a)	38,760
450	Children's Place Retail Stores, Inc. (The)(a)	29,434
680	Citi Trends, Inc.†	16,456
2,390	Cooper Tire & Rubber Co.	80,854
190	Cooper-Standard Holding, Inc.†(a)	11,679
340	Cracker Barrel Old Country Store, Inc.(a)	50,714
3,168	Dana Holding Corp.	65,197
7,220	Denny's Corp.†(a)	83,824
1,050	DineEquity, Inc.	104,045
3,309	EW Scripps Co. (The), Class A(a)	75,611
11,035	Express, Inc.†(a)	199,844
720	Federal-Mogul Holdings Corp.†(a)	8,172
289	Flexsteel Industries, Inc.(a)	12,453
4,600	Fred's, Inc., Class A(a)	88,734
814	Group 1 Automotive, Inc.(a)	73,936
4,733	Harte-Hanks, Inc.(a)	28,209
90	Helen of Troy, Ltd.†	8,774
17,046	Hooker Furniture Corp.(a)	428,025
4,114	Iconix Brand Group, Inc.†(a)	102,727
340	Jack in the Box, Inc.(a)	29,974
1,246	Journal Media Group, Inc.(a)	10,329
1,730	La-Z-Boy, Inc., Class Z	45,568
1,314	Libbey, Inc.(a)	54,308
1,813	Live Nation Entertainment, Inc.†(a)	49,839
764	Marriott Vacations Worldwide Corp.(a)	70,097
690	Meredith Corp.(a)	35,983
1,170	Modine Manufacturing Co.†	12,554
310	Movado Group, Inc.(a)	8,420
4,800	National CineMedia, Inc.(a)	76,608
550	Nautilus, Inc.†	11,830
2,490	New York Times Co. (The), Class A(a)	33,989
2,410	Office Depot, Inc.†(a)	20,871
3,350	Orbitz Worldwide, Inc.†(a)	38,257
1,060	Penn National Gaming, Inc.†(a)	19,451
1,049	Penske Automotive Group, Inc.(a)	54,663
2,916	Reading International, Inc., Class A†(a)	40,387
769	Red Robin Gourmet Burgers, Inc.†	65,996
664	Rent-A-Center, Inc., Class A(a)	18,824
2,660	Ruth's Hospitality Group, Inc.(a)	42,879
540	Ryland Group, Inc. (The)(a)	25,040
1,259	Shiloh Industries, Inc.†(a)	16,304
80	Skechers U.S.A., Inc., Class A†(a)	8,783
2,780	Sonic Corp.(a)	80,064
35,300	Stoneridge, Inc.†(a)	413,363

Shares		Value
Consumer Discretionary — (continued)
610	Strayer Education, Inc.†(a)	$26,291
191	Tenneco, Inc.†(a)	10,971
1,750	Time, Inc.(a)	40,268
27,590	TRI Pointe Homes, Inc.†(a)	422,127
450	Tuesday Morning Corp.†(a)	5,069
4,230	Vera Bradley, Inc.†(a)	47,672
		3,678,041
Consumer Staples — 7.4%
176	Andersons, Inc. (The)(a)	6,864
7,075	Britvic PLC ADR	159,670
3,880	Darling Ingredients, Inc.†	56,881
90	Dean Foods Co.(a)	1,455
26,340	Elizabeth Arden, Inc.†(a)	375,608
460	Fresh Del Monte Produce, Inc.(a)	17,784
109	Ingles Markets, Inc., Class A(a)	5,207
9,018	Inter Parfums, Inc.(a)	305,981
3,325	John B. Sanfilippo & Son, Inc.(a)	172,567
130	Lancaster Colony Corp.	11,811
17,155	Landec Corp.†(a)	247,546
2,851	Omega Protein Corp.†(a)	39,201
2,290	Post Holdings, Inc.†(a)	123,500
1,470	Revlon, Inc., Class A†	53,964
1,070	Sanderson Farms, Inc.(a)	80,421
1,070	SpartanNash Co.(a)	34,818
470	Spectrum Brands Holdings, Inc.(a)	47,935
4,190	SUPERVALU, Inc.†(a)	33,897
6,768	TreeHouse Foods, Inc.†(a)	548,411
3,380	Vector Group, Ltd.(a)	79,295
		2,402,816
Energy — 2.0%
2,050	Alon USA Energy, Inc.(a)	38,745
3,460	Bill Barrett Corp.†(a)	29,722
320	Bristow Group, Inc.(a)	17,056
1,200	Carrizo Oil & Gas, Inc.†	59,088
1,680	Delek US Holdings, Inc.	61,858
1,780	Exterran Holdings, Inc.	58,117
600	Forum Energy Technologies, Inc.†(a)	12,168
1,080	Green Plains, Inc.	29,754
3,240	Helix Energy Solutions Group, Inc.†(a)	40,921
11,250	ION Geophysical Corp.†(a)	12,038
1,510	Matador Resources Co.†(a)	37,750
2,080	Matrix Service Co.†	38,022
370	Panhandle Oil and Gas, Inc., Class A(a)	7,655
520	Parsley Energy, Inc., Class A†(a)	9,058
2,120	PDC Energy, Inc.†(a)	113,717
530	REX American Resources Corp.†(a)	33,729
660	RSP Permian, Inc.†(a)	18,553
1,520	Stone Energy Corp.†(a)	19,137
430	Westmoreland Coal Co.†(a)	8,935
		646,023
Financials — 28.8%
490	Agree Realty Corp.(a) (b)	14,293
1,480	Alexander & Baldwin, Inc.	58,312
2,955	Ambac Financial Group, Inc.†(a)	49,171
3,340	American Equity Investment Life Holding Co.	90,113
644	Amerisafe, Inc.(a)	30,307
590	Apollo Commercial Real Estate Finance, Inc.(a) (b)	9,694
4,200	Apollo Residential Mortgage, Inc.(a) (b)	61,698
1,610	Ares Commercial Real Estate Corp.(b)	18,338
460	Argo Group International Holdings, Ltd.(a)	25,622

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value
Financials — (continued)
3,870	Armada Hoffler Properties, Inc.(a) (b)	$38,661
4,145	Ashford Hospitality Prime, Inc.(a) (b)	62,258
6,230	Astoria Financial Corp.	85,912
3,230	BancorpSouth, Inc.	83,205
2,297	Bank Mutual Corp.(a)	17,618
1,290	Bank of the Ozarks, Inc.(a)	59,018
8,689	Boston Private Financial Holdings, Inc.	116,520
28,695	Brandywine Realty Trust(a) (b)	381,070
1,320	Calamos Asset Management, Inc., Class A(a)	16,170
15,910	Capital Bank Financial Corp., Class A†(a)	462,504
4,300	Capitol Federal Financial, Inc.	51,772
300	Cathay General Bancorp(a)	9,735
8,878	Cedar Realty Trust, Inc.(a) (b)	56,819
1,895	CenterState Banks, Inc.	25,601
900	Central Pacific Financial Corp.(a)	21,375
110	Century Bancorp, Inc., Class A	4,473
3,060	Chambers Street Properties(b)	24,327
294	Chemical Financial Corp.(a)	9,720
750	Chesapeake Lodging Trust(a) (b)	22,860
244	City Holding Co.(a)	12,017
3,680	CNO Financial Group, Inc.	67,528
1,735	Community Bank System, Inc.(a)	65,531
790	CU Bancorp†	17,506
860	CubeSmart(a) (b)	19,918
1,040	Customers Bancorp, Inc.†(a)	27,966
2,970	CYS Investments, Inc.(a) (b)	22,958
332	DCT Industrial Trust, Inc.(a) (b)	10,438
720	DiamondRock Hospitality Co.(b)	9,223
1,050	Dime Community Bancshares, Inc.(a)	17,787
2,166	DuPont Fabros Technology, Inc.(a) (b)	63,789
1,243	Eagle Bancorp, Inc.†	54,642
240	EastGroup Properties, Inc.(a) (b)	13,495
394	Employers Holdings, Inc.(a)	8,975
594	Enova International, Inc.†(a)	11,096
1,094	Enterprise Financial Services Corp.(a)	24,910
1,058	EPR Properties(a) (b)	57,957
796	Equity One, Inc.(b)	18,579
5,189	EverBank Financial Corp.	101,964
9,700	Ezcorp, Inc., Class A†(a)	72,071
1,907	FBL Financial Group, Inc., Class A	110,072
900	Federated National Holding Co.(a)	21,780
10,290	FelCor Lodging Trust, Inc.(b)	101,665
4,224	First American Financial Corp.(a)	157,175
1,230	First Bancorp(a)	20,516
13,480	First Busey Corp.(a)	88,564
57	First Citizens BancShares, Inc., Class A(a)	14,993
5,533	First Commonwealth Financial Corp.(a)	53,062
220	First Connecticut Bancorp, Inc.	3,491
2,005	First Financial Bancorp	35,970
1,633	First Industrial Realty Trust, Inc.(b)	30,586
1,550	First Midwest Bancorp, Inc.	29,404
3,220	Flagstar Bancorp, Inc.†(a)	59,506
790	Flushing Financial Corp.(a)	16,598
4,953	FNB Corp.(a)	70,927
30,625	Forestar Group, Inc.†(a)	403,025
1,024	Fox Chase Bancorp, Inc.(a)	17,326
1,530	Geo Group, Inc. (The)(b)	52,265
5,460	Getty Realty Corp.(a) (b)	89,326
1,839	Glacier Bancorp, Inc.	54,103
1,158	Global Indemnity PLC, Class A†(a)	32,517
2,154	Greenlight Capital Re, Ltd., Class A†	62,832
1,998	Hanmi Financial Corp.(a)	49,630
320	Hatteras Financial Corp.(a) (b)	5,216
820	HCI Group, Inc.(a)	36,252

Shares		Value
Financials — (continued)
470	Healthcare Realty Trust, Inc.(b)	$10,932
950	Heritage Insurance Holdings, Inc.†	21,840
1,800	Highwoods Properties, Inc.(a) (b)	71,910
5,042	Hilltop Holdings, Inc.†	121,462
1,840	Home BancShares, Inc.(a)	67,270
3,515	HomeStreet, Inc.†(a)	80,212
800	Horace Mann Educators Corp.	29,104
3,640	Independent Bank Corp.	49,358
503	Infinity Property & Casualty Corp.(a)	38,148
2,230	Inland Real Estate Corp.(a) (b)	21,007
1,986	Investment Technology Group, Inc.(a)	49,253
610	Kennedy-Wilson Holdings, Inc.	15,000
2,990	LaSalle Hotel Properties(a) (b)	106,025
230	LendingTree, Inc.†(a)	18,080
1,146	LTC Properties, Inc.(a) (b)	47,674
2,568	Maiden Holdings, Ltd.(a)	40,523
1,900	Manning & Napier, Inc., Class A(a)	18,943
4,865	MB Financial, Inc.(a)	167,551
924	Mercantile Bank Corp.(a)	19,783
8,718	MGIC Investment Corp.†(a)	99,211
1,400	Moelis & Co., Class A	40,194
629	Montpelier Re Holdings, Ltd.(a)	24,846
12,064	National Penn Bancshares, Inc.(a)	136,082
124	National Western Life Insurance Co., Class A(a)	29,697
464	Navigators Group, Inc. (The)†	35,988
1,291	NBT Bancorp, Inc.(a)	33,785
5,640	New Residential Investment Corp.(b)	85,954
2,220	Northfield Bancorp, Inc.	33,411
360	OFG Bancorp(a)	3,841
1,001	Oppenheimer Holdings, Inc., Class A(a)	26,306
871	Oritani Financial Corp.(a)	13,979
1,342	Pacific Continental Corp.	18,157
750	Pacific Premier Bancorp, Inc.†	12,720
8,850	PacWest Bancorp(a)	413,826
2,520	PennyMac Mortgage Investment Trust(a) (b)	43,924
1,149	Pinnacle Financial Partners, Inc.(a)	62,471
834	Piper Jaffray Cos.†(a)	36,396
550	Potlatch Corp.(b)	19,426
1,430	Primerica, Inc.(a)	65,337
9,940	PrivateBancorp, Inc., Class A(a)	395,811
1,730	Prosperity Bancshares, Inc.	99,890
414	Provident Financial Services, Inc.	7,862
2,020	Radian Group, Inc.(a)	37,895
22,570	Ramco-Gershenson Properties Trust(a) (b)	368,342
1,630	RE, Class A(a)	57,881
360	Renasant Corp.(a)	11,736
1,337	Republic Bancorp, Inc., Class A(a)	34,361
5,060	Resource Capital Corp.(a) (b)	19,582
1,012	RLI Corp.(a)	52,007
2,014	RLJ Lodging Trust(b)	59,977
948	S&T Bancorp, Inc.(a)	28,051
2,990	Select Income REIT(b)	61,714
1,170	Selective Insurance Group, Inc.	32,818
450	Silver Bay Realty Trust Corp.(b)	7,330
849	Simmons First National Corp., Class A(a)	39,631
992	Southwest Bancorp, Inc.	18,461
1,300	Square 1 Financial, Inc., Class A†(a)	35,555
1,577	St. Joe Co. (The)†(a)	24,491
990	State Auto Financial Corp.(a)	23,710
920	Sterling Bancorp(a)	13,524
1,740	Stifel Financial Corp.†	100,467
3,788	Strategic Hotels & Resorts, Inc.† (b)	45,910

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value
Financials — (continued)
2,663	Sunstone Hotel Investors, Inc.(a) (b)	$39,972
4,240	Symetra Financial Corp.	102,481
1,780	Territorial Bancorp, Inc.(a)	43,183
1,520	Texas Capital Bancshares, Inc.†	94,605
1,360	TriState Capital Holdings, Inc.†(a)	17,585
761	United Fire Group, Inc.(a)	24,930
1,050	Universal Insurance Holdings, Inc.	25,410
480	Urstadt Biddle Properties, Inc., Class A(a) (b)	8,966
2,550	Washington Federal, Inc.(a)	59,542
600	Waterstone Financial, Inc.	7,920
2,229	Webster Financial Corp.(a)	88,157
18,793	Western Alliance Bancorp†	634,452
3,700	Wilshire Bancorp, Inc.(a)	46,731
2,090	Wintrust Financial Corp.	111,564
		9,334,447
Health Care — 6.0%
800	Acorda Therapeutics, Inc.†(a)	26,664
1,390	Addus HomeCare Corp.†(a)	38,725
930	Alliance HealthCare Services, Inc.†(a)	17,382
140	Almost Family, Inc.†	5,587
320	Amedisys, Inc.†(a)	12,714
503	AMN Healthcare Services, Inc.†(a)	15,890
1,041	Amsurg Corp., Class A†	72,818
6,120	Analogic Corp.(a)	482,868
2,740	BioTelemetry, Inc.†	25,838
240	Catalent, Inc.†(a)	7,039
1,004	CONMED Corp.(a)	58,503
580	Emergent BioSolutions, Inc.†(a)	19,111
460	FibroGen, Inc.†(a)	10,810
1,110	Genesis Healthcare, Inc., Class A†(a)	7,326
180	Greatbatch, Inc.†	9,706
3,290	Hanger, Inc.†(a)	77,118
1,070	HealthEquity, Inc.†	34,294
1,731	HealthSouth Corp.	79,730
1,740	Healthways, Inc.†(a)	20,845
170	ICU Medical, Inc.†	16,262
5,130	Impax Laboratories, Inc.†(a)	235,570
1,414	Kindred Healthcare, Inc.	28,690
2,181	Magellan Health, Inc.†(a)	152,823
810	Merit Medical Systems, Inc.†	17,448
988	Molina Healthcare, Inc.†(a)	69,456
474	National HealthCare Corp.(a)	30,805
990	NuVasive, Inc.†(a)	46,906
770	Orthofix International NV†(a)	25,502
2,468	PharMerica Corp.†	82,184
720	RadNet, Inc.†	4,817
6,099	Select Medical Holdings Corp.	98,804
1,384	Triple-S Management Corp., Class B†(a)	35,513
924	WellCare Health Plans, Inc.†(a)	78,383
		1,946,131
Industrials — 12.2%
10,320	ACCO Brands Corp.†	80,186
3,270	Accuride Corp.†(a)	12,589
2,000	Actuant Corp., Class A(a)	46,180
470	Aerovironment, Inc.†	12,258
1,210	Air Transport Services Group, Inc.†	12,693
13,040	Albany International Corp., Class A(a)	518,992
3,900	ARC Document Solutions, Inc.†	29,679
1,264	Argan, Inc.	50,977
4,722	Astronics Corp.†	334,743
3,702	Blount International, Inc.†(a)	40,426

Shares		Value
Industrials — (continued)
1,305	Brady Corp., Class A(a)	$32,286
5,849	Casella Waste Systems, Inc., Class A†(a)	32,813
1,180	CBIZ, Inc.†(a)	11,375
400	Chart Industries, Inc.†(a)	14,300
1,908	Comfort Systems USA, Inc.(a)	43,789
1,480	CRA International, Inc.†(a)	41,248
830	Cubic Corp.	39,491
2,320	Curtiss-Wright Corp.(a)	168,061
1,530	Deluxe Corp.	94,860
1,050	DigitalGlobe, Inc.†	29,179
1,720	Douglas Dynamics, Inc.(a)	36,946
790	Ducommun, Inc.†(a)	20,279
472	EMCOR Group, Inc.	22,547
6,180	EnerSys, Inc.(a)	434,392
510	Essendant, Inc.(a)	20,018
690	Esterline Technologies Corp.†(a)	65,785
1,640	Federal Signal Corp.	24,452
169	FTI Consulting, Inc.†	6,970
8,035	GP Strategies Corp.†	267,083
1,732	Great Lakes Dredge & Dock Corp.†(a)	10,323
4,667	Griffon Corp.(a)	74,299
337	HEICO Corp.(a)	19,647
300	HNI Corp.(a)	15,345
654	Hyster-Yale Materials Handling, Inc.(a)	45,309
1,140	Kimball International, Inc., Class B(a)	13,862
2,000	Knoll, Inc.(a)	50,060
1,160	Kratos Defense & Security Solutions, Inc.†(a)	7,308
18,575	Marten Transport, Ltd.(a)	403,077
560	Matson, Inc.	23,542
570	Matthews International Corp., Class A(a)	30,290
5,890	Meritor, Inc.†	77,277
754	Miller Industries, Inc.	15,042
1,220	Mobile Mini, Inc.(a)	51,289
3,030	Navigant Consulting, Inc.†(a)	45,056
4,369	Orbital ATK, Inc.(a)	320,510
690	Quad	12,772
1,540	Steelcase, Inc., Class A	29,121
540	Teledyne Technologies, Inc.†	56,975
797	Tennant Co.(a)	52,076
1,260	Tutor Perini Corp.†(a)	27,191
1,550	Wabash National Corp.†(a)	19,437
630	Werner Enterprises, Inc.(a)	16,538
		3,960,943
Information Technology — 17.2%
3,294	Acxiom Corp.†(a)	57,909
210	Advanced Energy Industries, Inc.†	5,773
3,320	Amkor Technology, Inc.†(a)	19,854
190	Anixter International, Inc.†	12,379
1,300	Benchmark Electronics, Inc.†(a)	28,314
1,400	Black Box Corp.	28,000
880	Blucora, Inc.†(a)	14,212
848	CACI International, Inc., Class A†(a)	68,595
550	Cardtronics, Inc.†(a)	20,378
1,350	Cascade Microtech, Inc.†(a)	20,554
2,020	Checkpoint Systems, Inc.(a)	20,564
2,240	Cirrus Logic, Inc.†	76,227
10,750	Coherent, Inc.†(a)	682,410
1,134	Comtech Telecommunications Corp.(a)	32,943
4,780	Convergys Corp.(a)	121,842
1,193	CTS Corp.	22,989
700	Diodes, Inc.†(a)	16,877
3,200	EarthLink Holdings Corp.(a)	23,968

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value
Information Technology — (continued)
1,260	EnerNOC, Inc.†(a)	$12,222
30,785	Entegris, Inc.†(a)	448,537
2,600	Euronet Worldwide, Inc.†(a)	160,420
1,530	Everyday Health, Inc.†	19,553
270	Fabrinet†	5,057
5,090	Fairchild Semiconductor International, Inc., Class A†(a)	88,464
2,410	Global Cash Access Holdings, Inc.†(a)	18,653
31,100	GSI Group, Inc.†(a)	467,433
290	IGATE Corp.†	13,830
2,172	Insight Enterprises, Inc.†(a)	64,965
18,875	Integrated Device Technology, Inc.†(a)	409,588
2,010	Intersil Corp., Class A(a)	25,145
1,490	IXYS Corp.	22,797
5,100	Kimball Electronics, Inc.†(a)	74,409
73,080	Lattice Semiconductor Corp.†(a)	430,441
2,778	Liquidity Services, Inc.†(a)	26,752
710	ManTech International Corp., Class A(a)	20,590
19,354	Microsemi Corp.†(a)	676,422
57,850	Mitel Networks Corp.†(a)	510,815
2,885	MKS Instruments, Inc.(a)	109,457
520	Multi-Fineline Electronix, Inc.†(a)	11,367
574	NETGEAR, Inc.†(a)	17,231
1,340	Newport Corp.†(a)	25,406
2,146	OmniVision Technologies, Inc.†(a)	56,214
3,274	Photronics, Inc.†(a)	31,136
670	Plexus Corp.†	29,400
2,270	PMC - Sierra, Inc.†(a)	19,431
7,340	Polycom, Inc.†	83,970
2,510	Progress Software Corp.†	69,025
310	Reis, Inc.(a)	6,876
260	RetailMeNot, Inc.†(a)	4,636
180	Rofin-Sinar Technologies, Inc.†	4,968
580	Rogers Corp.†	38,361
2,074	Sanmina Corp.†	41,812
2,236	ScanSource, Inc.†	85,102
130	Silicon Laboratories, Inc.†(a)	7,021
1,354	SYNNEX Corp.(a)	99,099
400	Tessera Technologies, Inc.	15,192
3,020	Ultra Clean Holdings, Inc.†(a)	18,815
2,170	Unisys Corp.†(a)	43,378
		5,587,778
Materials — 7.9%
1,090	A Schulman, Inc.(a)	47,655
430	Axiall Corp.	15,501
2,790	Berry Plastics Group, Inc.†	90,396
6,970	Boise Cascade Co.†(a)	255,660
4,350	Century Aluminum Co.†(a)	45,370
494	Clearwater Paper Corp.†(a)	28,306
2,620	Commercial Metals Co.(a)	42,130
3,190	Deltic Timber Corp.(a)	215,772
2,860	Globe Specialty Metals, Inc.	50,622
310	KMG Chemicals, Inc.	7,886
1,260	Kraton Performance Polymers, Inc.†(a)	30,089
14,120	Louisiana-Pacific Corp.†(a)	240,464
11,195	Materion Corp.(a)	394,624
874	Minerals Technologies, Inc.	59,546
6,639	Neenah Paper, Inc.(a)	391,435
23,205	PH Glatfelter Co.(a)	510,278
2,610	Resolute Forest Products, Inc.†	29,362
704	Sensient Technologies Corp.	48,111
3,090	SunCoke Energy, Inc.	40,170
		2,543,377
Shares		Value
Telecommunication Services — 0.3%
16,970	Cincinnati Bell, Inc.†	$64,825
1,060	General Communication, Inc., Class A†	18,031
2,320	Premiere Global Services, Inc.†(a)	23,873
		106,729
Utilities — 3.4%
640	ALLETE, Inc.(a)	29,690
1,639	American States Water Co.(a)	61,282
840	Avista Corp.(a)	25,746
990	California Water Service Group	22,622
1,264	Cleco Corp.(a)	68,066
1,290	Dynegy, Inc., Class A†	37,732
694	El Paso Electric Co.(a)	24,054
1,134	IDACORP, Inc.(a)	63,663
7,575	Laclede Group, Inc.(a)	394,355
358	MGE Energy, Inc.(a)	13,865
2,100	New Jersey Resources Corp.(a)	57,855
280	NorthWestern Corp.(a)	13,650
974	PNM Resources, Inc.	23,960
1,209	Portland General Electric Co.	40,091
300	South Jersey Industries, Inc.(a)	7,419
684	Southwest Gas Corp.	36,396
2,484	UIL Holdings Corp.(a)	113,817
220	Unitil Corp.(a)	7,264
1,274	WGL Holdings, Inc.(a)	69,165
		1,110,692
Total Common Stock
(Cost $26,206,779)		31,316,977

SHORT-TERM INVESTMENTS (c) — 50.8%
1,161,998	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%	1,161,998
15,291,987	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010% (d)	15,291,987

Total Short-Term Investments
(Cost $16,453,985)		16,453,985
Total Investments — 147.4%
(Cost $42,660,764)		47,770,962
Other Assets & Liabilities, Net — (47.4)%		(15,370,005)
NET ASSETS — 100.0%		$32,400,957

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at June 30, 2015. The total market value of securities on loan at June 30, 2015 was $15,270,959.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of June 30, 2015.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2015 was $15,291,987.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $449,526.

ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited
PLC — Public Limited Company

As of June 30, 2015, all of the Portfolio’s investments were considered Level 1. For the six months ended June 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Wilshire Mutual Funds, Inc. WILSHIRE 5000 INDEXSMFUND Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value

COMMON STOCK — 99.4%
Consumer Discretionary — 13.1%
300	1-800-Flowers.com, Inc., Class A†(a)	$3,138
90	A H Belo Corp., Class A	504
975	Aaron's, Inc.	35,305
900	Abercrombie & Fitch Co., Class A(a)	19,359
700	Advance Auto Parts, Inc.(a)	111,503
850	Aeropostale, Inc.†(a)	1,377
4,060	Amazon.com, Inc.†	1,762,405
400	Ambassadors Group, Inc.†(a)	976
656	AMC Networks, Inc., Class A†	53,694
550	American Axle & Manufacturing Holdings, Inc.†	11,501
2,625	American Eagle Outfitters, Inc.(a)	45,202
300	American Public Education, Inc.†(a)	7,716
389	ANN, Inc.†	18,785
1,350	Apollo Education Group, Inc., Class A†	17,388
450	Aramark	13,936
272	Asbury Automotive Group, Inc.†(a)	24,649
1,525	Ascena Retail Group, Inc.†	25,399
200	Ascent Capital Group, Inc., Class A†(a)	8,548
917	Autoliv, Inc.(a)	107,060
850	AutoNation, Inc.†	53,533
306	AutoZone, Inc.†	204,071
550	Barnes & Noble, Inc.†	14,278
200	Beazer Homes USA, Inc.†(a)	3,990
1,400	bebe stores, Inc.(a)	2,800
1,900	Bed Bath & Beyond, Inc.†(a)	131,062
2,450	Best Buy Co., Inc.(a)	79,895
200	Big 5 Sporting Goods Corp.	2,842
500	Big Lots, Inc.(a)	22,495
40	Biglari Holdings, Inc.†(a)	16,550
300	BJ's Restaurants, Inc.†(a)	14,535
250	Blue Nile, Inc.†(a)	7,598
224	Blyth, Inc.†	1,422
300	Bob Evans Farms, Inc.	15,315
400	Bon-Ton Stores, Inc. (The)(a)	1,848
100	Books-A-Million, Inc., Class A†(a)	286
2,360	BorgWarner, Inc.	134,142
725	Boyd Gaming Corp.†	10,839
1,000	Bravo Brio Restaurant Group, Inc.†(a)	13,550
500	Bridgepoint Education, Inc.†(a)	4,780
300	Bright Horizons Family Solutions, Inc.†	17,340
475	Brinker International, Inc.(a)	27,384
450	Brunswick Corp.(a)	22,887
350	Buckle, Inc. (The)(a)	16,020
166	Buffalo Wild Wings, Inc.†	26,010
300	Burlington Stores, Inc.†	15,360
500	Cabela's, Inc.†(a)	24,990
1,525	Cablevision Systems Corp., Class A(a)	36,509
425	Caleres, Inc.(a)	13,507
500	Callaway Golf Co.(a)	4,470
500	Career Education Corp.†	1,650
2,080	CarMax, Inc.†(a)	137,717
300	Carmike Cinemas, Inc.†	7,962
4,475	Carnival Corp.	221,020
550	Carter's, Inc.	58,465
300	Cato Corp. (The), Class A(a)	11,628
5,083	CBS Corp., Class B	282,106
362	Charles & Colvard, Ltd.†	547
936	Charter Communications, Inc., Class A†(a)	160,290
600	Cheesecake Factory, Inc. (The)(a)	32,721
2,450	Chico's FAS, Inc.	40,744
237	Chipotle Mexican Grill, Inc., Class A†(a)	143,383

Shares		Value
Consumer Discretionary — (continued)
450	Choice Hotels International, Inc.	$24,412
1,125	Cinemark Holdings, Inc.(a)	45,191
50	Citi Trends, Inc.†	1,210
1,000	Clear Channel Outdoor Holdings, Inc., Class A	10,130
2,850	Coach, Inc.(a)	98,639
110	Collectors Universe, Inc.	2,193
400	Columbia Sportswear Co.(a)	24,184
21,246	Comcast Corp., Class A	1,277,734
500	Conn's, Inc.†(a)	19,850
425	Cooper Tire & Rubber Co.(a)	14,378
291	Cracker Barrel Old Country Store, Inc.(a)	43,406
1,200	Crocs, Inc.†(a)	17,652
6,200	Crown Media Holdings, Inc., Class A†	28,024
50	CSS Industries, Inc.(a)	1,513
679	CST Brands, Inc.	26,522
2,025	Dana Holding Corp.	41,675
975	Darden Restaurants, Inc.(a)	69,303
325	Deckers Outdoor Corp.†	23,390
200	Demand Media, Inc.†(a)	1,272
775	DeVry Education Group, Inc.(a)	23,234
902	Dick's Sporting Goods, Inc.	46,697
347	Dillard's, Inc., Class A(a)	36,501
5,511	DIRECTV†(a)	511,366
2,648	Discovery Communications, Inc., Class A†(a)	88,072
1,298	Discovery Communications, Inc., Class C†	40,342
2,400	DISH Network Corp., Class A†	162,504
100	Dixie Group, Inc. (The)†(a)	1,050
600	Dollar General Corp.	46,644
2,700	Dollar Tree, Inc.†	213,273
528	Domino's Pizza, Inc.(a)	59,875
300	Dorman Products, Inc.†(a)	14,298
2,948	DR Horton, Inc.	80,657
300	Drew Industries, Inc.	17,406
1,150	DSW, Inc., Class A	38,376
528	Eldorado Resorts, Inc.†	4,129
219	Emmis Communications Corp., Class A†(a)	219
100	Empire Resorts, Inc.†(a)	509
250	Entercom Communications Corp., Class A†(a)	2,855
100	Entravision Communications Corp., Class A	823
300	EVINE Live, Inc.†(a)	807
1,676	EW Scripps Co. (The), Class A(a)	38,297
757	Expedia, Inc.(a)	82,778
1,000	Express, Inc.†	18,110
1,200	Family Dollar Stores, Inc.	94,572
200	Famous Dave's of America, Inc.†(a)	4,010
1,500	Federal-Mogul Holdings Corp.†(a)	17,025
1,400	Foot Locker, Inc.(a)	93,814
40,460	Ford Motor Co.	607,305
400	Fossil Group, Inc.†(a)	27,744
700	Fred's, Inc., Class A(a)	13,503
600	Gaiam, Inc., Class A†	3,924
1,025	GameStop Corp., Class A(a)	44,034
600	Gaming Partners International Corp.†	6,066
1,050	Gannett Co., Inc.†	14,689
3,175	Gap, Inc. (The)(a)	121,190
15,225	General Motors Co.	507,449
4,020	Gentex Corp.	66,008
375	Gentherm, Inc.†(a)	20,591
1,461	Genuine Parts Co.	130,803
600	G-III Apparel Group, Ltd.†	42,210

Wilshire Mutual Funds, Inc. WILSHIRE 5000 INDEXSMFUND Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value
Consumer Discretionary — (continued)
2,425	Goodyear Tire & Rubber Co. (The)	$73,114
300	GoPro, Inc., Class A†(a)	15,816
100	Graham Holdings Co., Class B	107,505
500	Grand Canyon Education, Inc.†	21,200
1,000	Gray Television, Inc.†	15,680
45	Green Brick Partners, Inc.†	493
400	Guess, Inc.(a)	7,668
3,035	H&R Block, Inc.	89,988
3,820	Hanesbrands, Inc.(a)	127,282
2,075	Harley-Davidson, Inc.(a)	116,926
700	Harman International Industries, Inc.	83,258
1,000	Harte-Hanks, Inc.	5,960
900	Hasbro, Inc.(a)	67,311
500	hhgregg, Inc.†(a)	1,670
200	Hibbett Sports, Inc.†(a)	9,316
1,425	Hilton Worldwide Holdings, Inc.†	39,259
13,033	Home Depot, Inc. (The)	1,448,357
200	Hooker Furniture Corp.(a)	5,022
1,000	Hovnanian Enterprises, Inc., Class A†(a)	2,660
418	HSN, Inc.	29,339
300	Hyatt Hotels Corp., Class A†(a)	17,007
450	Iconix Brand Group, Inc.†(a)	11,236
237	International Speedway Corp., Class A	8,691
4,272	Interpublic Group of Cos., Inc. (The)	82,321
743	Interval Leisure Group, Inc.	16,978
300	iRobot Corp.†(a)	9,564
340	ITT Educational Services, Inc.†(a)	1,350
3,442	J.C. Penney Co., Inc.†(a)	29,154
350	Jack in the Box, Inc.	30,856
2,250	Jarden Corp.†(a)	116,437
500	John Wiley & Sons, Inc., Class A	27,185
6,950	Johnson Controls, Inc.	344,233
458	Journal Media Group, Inc.	3,797
300	K12, Inc.†(a)	3,795
1,275	Kate Spade & Co.†(a)	27,463
800	KB Home(a)	13,280
2,100	Kohl's Corp.(a)	131,481
2,440	L Brands, Inc.	209,181
100	Lakes Entertainment, Inc.†	908
278	Lands' End, Inc.†(a)	6,903
4,427	Las Vegas Sands Corp.(a)	232,727
100	LeapFrog Enterprises, Inc., Class A†(a)	140
818	Lear Corp.	91,829
500	Learning Tree International, Inc.†(a)	645
750	Lee Enterprises, Inc.†(a)	2,497
1,210	Leggett & Platt, Inc.(a)	58,903
1,850	Lennar Corp., Class A(a)	94,424
250	Libbey, Inc.	10,332
900	Liberty Broadband Corp., Class A†(a)	45,873
638	Liberty Broadband Corp., Class C†	32,640
4,725	Liberty Interactive Corp., Class A†	131,119
3,602	Liberty Media Corp., Class A†	129,816
2,554	Liberty Media Corp., Class C†	91,689
790	Liberty TripAdvisor Holdings, Inc., Class A†(a)	25,454
1,603	Liberty Ventures, Ser A†	62,950
700	Lifetime Brands, Inc.	10,339
200	Lincoln Educational Services Corp.	404
875	Lions Gate Entertainment Corp.(a)	32,419
234	Lithia Motors, Inc., Class A	26,479
1,512	Live Nation Entertainment, Inc.†	41,565
2,800	LKQ Corp.†	84,686
300	Loral Space & Communications, Inc.†	18,936
10,356	Lowe's Cos., Inc.	693,541
241	Lumber Liquidators Holdings, Inc.†(a)	4,991
3,673	Macy's, Inc.	247,817

Shares		Value
Consumer Discretionary — (continued)
581	Madison Square Garden Co. (The), Class A†(a)	$48,508
100	Marcus Corp.	1,918
700	Marine Products Corp.(a)	4,368
2,277	Marriott International, Inc., Class A	169,386
278	Marriott Vacations Worldwide Corp.(a)	25,506
3,100	Martha Stewart Living Omnimedia, Inc., Class A†(a)	19,344
3,355	Mattel, Inc.(a)	86,190
300	Mattress Firm Holding Corp.†(a)	18,285
496	McClatchy Co. (The), Class A†(a)	536
10,444	McDonald's Corp.	992,911
571	MDC Holdings, Inc.(a)	17,113
794	Media General, Inc.†(a)	13,117
475	Men's Wearhouse, Inc. (The)	30,433
500	Meritage Homes Corp.†(a)	23,545
3,525	MGM Resorts International†(a)	64,331
732	Mohawk Industries, Inc.†(a)	139,739
1,600	Monarch Casino & Resort, Inc.†(a)	32,896
325	Monro Muffler Brake, Inc.(a)	20,202
150	Morgans Hotel Group Co.†(a)	1,011
207	Morningstar, Inc.	16,467
300	Movado Group, Inc.(a)	8,148
518	Murphy USA, Inc.†	28,915
200	NACCO Industries, Inc., Class A	12,152
500	National CineMedia, Inc.	7,980
50	Nautilus, Inc.†	1,076
627	Netflix, Inc.†	411,901
301	New Media Investment Group, Inc.(a)	5,397
1,300	New York & Co., Inc.†(a)	3,484
2,751	Newell Rubbermaid, Inc.	113,094
2,853	News Corp., Class A†	41,625
6,877	NIKE, Inc., Class B	742,854
1,600	Nordstrom, Inc.(a)	119,200
40	NVR, Inc.†	53,600
5,384	Office Depot, Inc.†(a)	46,625
2,625	Omnicom Group, Inc.	182,411
1,175	Orbitz Worldwide, Inc.†(a)	13,418
1,042	O'Reilly Automotive, Inc.†	235,471
650	Orleans Homebuilders, Inc.†	—
200	Outerwall, Inc.(a)	15,222
300	Overstock.com, Inc.†	6,762
50	Oxford Industries, Inc.	4,372
200	Pacific Sunwear of California, Inc.†(a)	228
300	Panera Bread Co., Class A†(a)	52,431
300	Papa John's International, Inc.(a)	22,683
700	Penske Automotive Group, Inc.(a)	36,477
1,500	Pep Boys-Manny Moe & Jack (The)†(a)	18,405
100	Perry Ellis International, Inc.†(a)	2,377
800	Pinnacle Entertainment, Inc.†(a)	29,824
540	Polaris Industries, Inc.(a)	79,979
450	Pool Corp.(a)	31,581
100	Popeyes Louisiana Kitchen, Inc.†	5,999
525	Priceline Group, Inc.†	604,469
2,865	PulteGroup, Inc.	57,730
943	PVH Corp.(a)	108,634
1,600	Quiksilver, Inc.†(a)	1,060
580	Ralph Lauren Corp., Class A	76,769
1,500	RCI Hospitality Holdings, Inc.†	17,850
1,000	ReachLocal, Inc.†(a)	3,150
300	Red Robin Gourmet Burgers, Inc.†	25,746
925	Regal Entertainment Group, Class A(a)	19,342
200	Regis Corp.†	3,152
205	Remy International†	4,533
46	Restaurant Brands	1,659
4,603	Restaurant Brands International, Inc.(a)	175,881

Wilshire Mutual Funds, Inc. WILSHIRE 5000 INDEXSMFUND Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value
Consumer Discretionary — (continued)
116	Restoration Hardware Holdings, Inc.†(a)	$11,325
100	Rocky Brands, Inc.	1,870
4,150	Ross Stores, Inc.	201,731
1,823	Royal Caribbean Cruises, Ltd.	143,452
500	Ruby Tuesday, Inc.†	3,135
500	Ryland Group, Inc. (The)(a)	23,185
100	Salem Media Group, Inc., Class A(a)	633
700	Sally Beauty Holdings, Inc.†	22,106
325	Scholastic Corp.	14,342
1,500	Scientific Games Corp., Class A†(a)	23,310
926	Scripps Networks Interactive, Inc., Class A(a)	60,533
625	Sears Holdings Corp.†(a)	16,687
325	SeaWorld Entertainment, Inc.(a)	5,993
188	Select Comfort Corp.†	5,653
2,000	Service Corp. International(a)	58,860
475	ServiceMaster Global Holdings, Inc.†	17,181
600	Shoe Carnival, Inc.	17,316
400	Shutterfly, Inc.†(a)	19,124
793	Signet Jewelers, Ltd.	101,694
900	Sinclair Broadcast Group, Inc., Class A(a)	25,119
25,975	Sirius XM Holdings, Inc.†(a)	96,887
900	Six Flags Entertainment Corp.	40,365
350	Skechers U.S.A., Inc., Class A†(a)	38,427
300	Sonic Automotive, Inc., Class A	7,149
800	Sonic Corp.(a)	23,040
903	Sotheby's(a)	40,852
75	Spartan Motors, Inc.(a)	343
400	Speedway Motorsports, Inc.(a)	9,060
552	Stage Stores, Inc.(a)	9,677
300	Standard Motor Products, Inc.(a)	10,536
1,625	Standard Pacific Corp.†	14,479
200	Stanley Furniture Co., Inc.†(a)	594
5,675	Staples, Inc.	86,884
15,698	Starbucks Corp.	841,648
1,903	Starwood Hotels & Resorts Worldwide, Inc.	154,314
1,177	Starz†(a)	52,635
600	Steven Madden, Ltd.†	25,668
300	Sturm Ruger & Co., Inc.(a)	17,235
150	Superior Industries International, Inc.(a)	2,746
100	Sypris Solutions, Inc.	145
600	Systemax, Inc.†(a)	5,184
6,752	Target Corp.	551,166
2,100	TEGNA, Inc.	67,347
700	Tempur Sealy International, Inc.†	46,130
750	Tenneco, Inc.†(a)	43,080
625	Tesla Motors, Inc.†(a)	167,663
1,000	Texas Roadhouse, Inc., Class A(a)	37,430
3,600	Thomson Reuters Corp.(a)	137,052
500	Thor Industries, Inc.(a)	28,140
1,035	Tiffany & Co.(a)	95,013
3,016	Time Warner Cable, Inc., Class A	537,361
9,522	Time Warner, Inc.	832,318
1,304	Time, Inc.	30,005
6,650	TJX Cos., Inc.	440,030
1,200	Toll Brothers, Inc.†	45,828
1,300	Tractor Supply Co.(a)	116,922
200	Trans World Entertainment Corp.†	732
1,900	TRI Pointe Homes, Inc.†(a)	29,070
1,171	TripAdvisor, Inc.†(a)	102,041
200	Tuesday Morning Corp.†(a)	2,253
300	Tupperware Brands Corp.(a)	19,362
10	Turtle Beach Corp.†(a)	23
13,438	Twenty-First Century Fox, Inc., Class A	437,340
563	Ulta Salon Cosmetics & Fragrance, Inc.†	86,955

Shares		Value
Consumer Discretionary — (continued)
1,600	Under Armour, Inc., Class A†(a)	$133,504
200	Universal Electronics, Inc.†	9,968
500	Universal Technical Institute, Inc.(a)	4,300
800	Urban Outfitters, Inc.†(a)	28,000
138	Vail Resorts, Inc.	15,070
200	Value Line, Inc.	2,076
2,675	VF Corp.	186,555
3,857	Viacom, Inc., Class B	249,316
700	Vista Outdoor, Inc.†(a)	31,430
400	Visteon Corp.†	41,992
300	Vitamin Shoppe, Inc.†(a)	11,181
17,775	Walt Disney Co. (The)	2,028,838
296	Weight Watchers International, Inc.†(a)	1,436
2,500	Wendy's Co. (The)	28,200
829	Whirlpool Corp.	143,458
800	Williams-Sonoma, Inc.	65,816
500	Winnebago Industries, Inc.(a)	11,795
1,175	Wolverine World Wide, Inc.(a)	33,464
600	World Wrestling Entertainment, Inc., Class A(a)	9,900
1,176	Wyndham Worldwide Corp.	96,326
904	Wynn Resorts, Ltd.(a)	89,198
4,741	Yum! Brands, Inc.	427,069
300	Zumiez, Inc.†	7,989
		29,874,013
Consumer Staples — 8.7%
200	Alico, Inc.(a)	9,072
19,475	Altria Group, Inc.	952,522
375	Andersons, Inc. (The)	14,625
6,161	Archer-Daniels-Midland Co.	297,083
4,725	Avon Products, Inc.(a)	29,578
550	B&G Foods, Inc., Class A(a)	15,692
100	Boston Beer Co., Inc. (The), Class A†(a)	23,199
600	Boulder Brands, Inc.†(a)	4,164
1,409	Brown-Forman Corp., Class B(a)	141,154
1,350	Bunge, Ltd.	118,530
300	Calavo Growers, Inc.(a)	15,579
318	Cal-Maine Foods, Inc.	16,600
1,975	Campbell Soup Co.(a)	94,109
400	Casey's General Stores, Inc.	38,296
1,300	Church & Dwight Co., Inc.(a)	105,469
1,274	Clorox Co. (The)	132,521
42,515	Coca-Cola Co. (The)	1,667,863
2,395	Coca-Cola Enterprises, Inc.	104,039
9,636	Colgate-Palmolive Co.	630,291
4,473	ConAgra Foods, Inc.	195,560
1,772	Constellation Brands, Inc., Class A	205,587
4,675	Costco Wholesale Corp.	631,406
725	Coty, Inc., Class A(a)	23,178
12,192	CVS Health Corp.	1,278,697
1,067	Dean Foods Co.	17,253
400	Diamond Foods, Inc.†	12,552
1,900	Dr. Pepper Snapple Group, Inc.	138,510
592	Energizer Holdings, Inc.	77,878
2,200	Estee Lauder Cos., Inc. (The), Class A	190,652
1,430	Flowers Foods, Inc.(a)	30,244
400	Fresh Del Monte Produce, Inc.	15,464
6,525	General Mills, Inc.	363,573
1,200	Hain Celestial Group, Inc. (The)†(a)	79,032
1,200	Herbalife, Ltd.†(a)	66,108
1,842	Hershey Co. (The)	163,625
1,400	Hormel Foods Corp.(a)	78,918
2,500	HRG Group, Inc.†	32,500
550	Ingles Markets, Inc., Class A(a)	26,273
800	Ingredion, Inc.	63,848
300	Inter Parfums, Inc.	10,179

Wilshire Mutual Funds, Inc. WILSHIRE 5000 INDEXSMFUND Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value
Consumer Staples — (continued)
70	J&J Snack Foods Corp.	$7,747
1,019	JM Smucker Co. (The)(a)	110,470
2,875	Kellogg Co.	180,262
1,013	Keurig Green Mountain, Inc.	77,626
3,977	Kimberly-Clark Corp.	421,443
6,407	Kraft Foods Group, Inc.	545,492
4,700	Kroger Co. (The)	340,797
212	Lancaster Colony Corp.	19,260
70	Mannatech, Inc.†	1,253
1,225	McCormick & Co., Inc.(a)	99,164
1,976	Mead Johnson Nutrition Co., Class A	178,275
200	MGP Ingredients, Inc.(a)	3,364
1,500	Molson Coors Brewing Co., Class B	104,715
18,971	Mondelez International, Inc., Class A	780,467
1,300	Monster Beverage Corp.†	174,226
700	Nu Skin Enterprises, Inc., Class A(a)	32,991
15,858	PepsiCo, Inc.	1,480,186
15,607	Philip Morris International, Inc.	1,251,213
1,150	Pilgrim's Pride Corp.(a)	26,415
375	Pinnacle Foods, Inc.	17,077
350	Post Holdings, Inc.†(a)	18,876
29,164	Procter & Gamble Co. (The)	2,281,791
100	Reliv International, Inc.†(a)	126
4,401	Reynolds American, Inc.	328,563
9,075	Rite Aid Corp.†	75,776
70	Rocky Mountain Chocolate Factory, Inc.	922
243	Sanderson Farms, Inc.(a)	18,264
1,000	Snyder's-Lance, Inc.(a)	32,270
400	SpartanNash Co.	13,016
300	Sprouts Farmers Market, Inc.†(a)	8,094
2,050	SUPERVALU, Inc.†(a)	16,585
6,600	Sysco Corp.	238,260
318	Tootsie Roll Industries, Inc.(a)	10,275
501	TreeHouse Foods, Inc.†(a)	40,596
3,230	Tyson Foods, Inc., Class A	137,695
450	United Natural Foods, Inc.†(a)	28,656
300	Universal Corp.(a)	17,196
198	USANA Health Sciences, Inc.†(a)	27,059
1,214	Vector Group, Ltd.	28,481
11,200	Walgreens Boots Alliance, Inc.	945,728
17,804	Wal-Mart Stores, Inc.	1,262,838
145	WD-40 Co.(a)	12,638
1,121	WhiteWave Foods Co., Class A†	54,794
3,650	Whole Foods Market, Inc.	143,956
		19,706,321
Energy — 7.4%
250	Alon USA Energy, Inc.(a)	4,725
1,000	Amyris, Inc.†(a)	1,950
5,464	Anadarko Petroleum Corp.	426,520
800	Antero Resources Corp.†(a)	27,472
4,038	Apache Corp.	232,710
300	Approach Resources, Inc.†(a)	2,055
600	Atwood Oceanics, Inc.(a)	15,864
4,245	Baker Hughes, Inc.	261,917
600	Barnwell Industries, Inc.†(a)	1,422
400	Bill Barrett Corp.†(a)	3,436
300	BP Prudhoe Bay Royalty Trust	18,513
200	Bristow Group, Inc.(a)	10,660
3,700	Cabot Oil & Gas Corp.(a)	116,698
3,964	California Resources Corp.	23,943
1,500	Callon Petroleum Co.†(a)	12,480
2,150	Cameron International Corp.†	112,596
150	CARBO Ceramics, Inc.(a)	6,245
400	Carrizo Oil & Gas, Inc.†	19,696
2,400	Cheniere Energy, Inc.†	166,224
6,875	Chesapeake Energy Corp.(a)	76,794

Shares		Value
Energy — (continued)
20,305	Chevron Corp.	$1,958,823
786	Cimarex Energy Co.(a)	86,704
113	Clayton Williams Energy, Inc.†(a)	7,430
600	Clean Energy Fuels Corp.†(a)	3,372
1,000	Cloud Peak Energy, Inc.†(a)	4,660
400	Comstock Resources, Inc.(a)	1,332
1,022	Concho Resources, Inc.†	116,365
13,217	ConocoPhillips	811,656
2,600	Consol Energy, Inc.(a)	56,524
830	Continental Resources, Inc.†(a)	35,184
200	Cross Timbers Royalty Trust	3,272
78	Dawson Geophysical Co.†(a)	367
175	Delek US Holdings, Inc.	6,443
3,779	Denbury Resources, Inc.(a)	24,034
4,416	Devon Energy Corp.	262,708
850	Diamond Offshore Drilling, Inc.(a)	21,938
300	Diamondback Energy, Inc.†	22,614
800	Dresser-Rand Group, Inc.†	68,144
445	Dril-Quip, Inc.†(a)	33,486
743	Enbridge Energy Management LLC	24,519
490	Energen Corp.	33,467
1,271	Energy XXI Bermuda, Ltd.(a)	3,343
1,550	EnLink Midstream LLC	48,189
5,063	EOG Resources, Inc.	443,266
1,560	EQT Corp.	126,890
300	Era Group, Inc.†	6,144
2,700	EXCO Resources, Inc.(a)	3,186
812	Exterran Holdings, Inc.	26,512
44,864	Exxon Mobil Corp.	3,732,685
1,606	FMC Technologies, Inc.†	66,633
300	Forum Energy Technologies, Inc.†(a)	6,084
226	Geospace Technologies Corp.†(a)	5,209
500	Goodrich Petroleum Corp.†(a)	930
300	Green Plains, Inc.	8,265
381	Gulf Island Fabrication, Inc.(a)	4,256
300	Gulfmark Offshore, Inc., Class A(a)	3,480
900	Gulfport Energy Corp.†	36,225
3,775	Halcon Resources Corp.†(a)	4,379
9,131	Halliburton Co.	393,272
1,000	Helix Energy Solutions Group, Inc.†	12,630
1,150	Helmerich & Payne, Inc.(a)	80,983
2,949	Hess Corp.	197,229
1,408	HollyFrontier Corp.(a)	60,108
500	Hornbeck Offshore Services, Inc.†(a)	10,265
1,750	ION Geophysical Corp.†(a)	1,872
2,200	Key Energy Services, Inc.†(a)	3,960
13,460	Kinder Morgan, Inc.	516,729
1,859	Magnum Hunter Resources Corp.†(a)	3,476
7,272	Marathon Oil Corp.	192,999
6,406	Marathon Petroleum Corp.	335,098
375	Matador Resources Co.†(a)	9,375
450	Matrix Service Co.†	8,226
2,875	McDermott International, Inc.†(a)	15,353
550	Memorial Resource Development Corp.†	10,433
1,575	Murphy Oil Corp.(a)	65,473
3,100	Nabors Industries, Ltd.	44,733
4,661	National Oilwell Varco, Inc.(a)	225,033
1,525	Newfield Exploration Co.†	55,083
875	Newpark Resources, Inc.†	7,114
2,812	Noble Energy, Inc.	120,016
1,000	Northern Oil and Gas, Inc.†(a)	6,770
400	Northern Tier Energy(b)	9,508
8,212	Occidental Petroleum Corp.	638,647
800	Oceaneering International, Inc.	37,272
500	Oil States International, Inc.†	18,615

Wilshire Mutual Funds, Inc. WILSHIRE 5000 INDEXSMFUND Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value
Energy — (continued)
2,050	ONEOK, Inc.	$80,934
1	Pacific Ethanol, Inc.†(a)	10
1,325	Parker Drilling Co.†(a)	4,399
650	Parsley Energy, Inc., Class A†(a)	11,323
1,950	Patterson-UTI Energy, Inc.	36,689
675	PBF Energy, Inc., Class A(a)	19,184
375	PDC Energy, Inc.†(a)	20,115
700	Penn Virginia Corp.†(a)	3,066
2,300	PetroQuest Energy, Inc.†(a)	4,554
5,981	Phillips 66	481,829
675	Pioneer Energy Services Corp.†(a)	4,279
1,484	Pioneer Natural Resources Co.	205,816
2,200	QEP Resources, Inc.	40,722
1,708	Range Resources Corp.(a)	84,341
109	Renewable Energy Group, Inc.†(a)	1,260
600	Rex Energy Corp.†(a)	3,354
675	Rice Energy, Inc.†(a)	14,060
600	Rosetta Resources, Inc.†(a)	13,884
1,600	Rowan PLC, Class A	33,776
1,012	RPC, Inc.(a)	13,996
325	Sanchez Energy Corp.†(a)	3,185
13,762	Schlumberger, Ltd.	1,186,147
300	SEACOR Holdings, Inc.†(a)	21,282
450	SemGroup Corp., Class A	35,766
576	Seventy Seven Energy, Inc.†	2,471
1,000	Ship Finance International, Ltd.(a)	16,320
750	SM Energy Co.(a)	34,590
1,000	Solazyme, Inc.†	3,140
3,325	Southwestern Energy Co.†(a)	75,577
7,241	Spectra Energy Corp.	236,057
475	Stone Energy Corp.†(a)	5,980
1,706	Superior Energy Services, Inc.	35,894
230	Targa Resources Corp.	20,521
775	Teekay Corp.(a)	33,186
1,500	Tesoro Corp.	126,615
850	TETRA Technologies, Inc.†(a)	5,423
1,600	Trico Marine Services, Inc.†	—
1,475	Ultra Petroleum Corp.†(a)	18,467
500	Unit Corp.†(a)	13,560
1,100	VAALCO Energy, Inc.†(a)	2,354
5,564	Valero Energy Corp.	348,306
800	W&T Offshore, Inc.(a)	4,384
1,150	Western Refining, Inc.	50,163
300	Westmoreland Coal Co.†(a)	6,234
1,922	Whiting Petroleum Corp.†	64,579
8,500	Williams Cos., Inc. (The)	487,815
800	World Fuel Services Corp.	38,360
1,925	WPX Energy, Inc.†(a)	23,639
		16,708,516
Financials — 18.4%
676	Acadia Realty Trust(c)	19,678
578	Affiliated Managers Group, Inc.†	126,351
4,525	Aflac, Inc.	281,455
450	Alexander & Baldwin, Inc.	17,730
859	Alexandria Real Estate Equities, Inc.(c)	75,128
127	Alleghany Corp.†	59,533
4,525	Allstate Corp. (The)	293,537
33	Altisource Residential Corp., Class B(c)	556
1,282	American Campus Communities, Inc.(c)	48,319
3,525	American Capital Agency Corp.(c)	64,754
575	American Capital Mortgage Investment Corp.(c)	9,194
2,600	American Capital, Ltd.†	35,230
1,100	American Equity Investment Life Holding Co.	29,678

Shares		Value
Financials — (continued)
9,283	American Express Co.	$721,475
700	American Financial Group, Inc.	45,528
1,700	American Homes 4 Rent, Class A(a) (c)	27,268
5,550	American International Group, Inc.	343,101
300	American National Insurance Co.	30,696
8,775	American Realty Capital Properties, Inc.(c)	71,341
4,538	American Tower Corp., Class A(c)	423,350
1,852	Ameriprise Financial, Inc.	231,370
332	AmTrust Financial Services, Inc.(a)	21,749
11,050	Annaly Capital Management, Inc.(a) (c)	101,550
1,500	Anworth Mortgage Asset Corp.(c)	7,395
1,481	Apartment Investment & Management Co., Class A(c)	54,693
600	Apollo Commercial Real Estate Finance, Inc.(a) (c)	9,858
200	Arbor Realty Trust, Inc.(a) (c)	1,352
1,100	Arch Capital Group, Ltd.†(a)	73,656
3,675	Ares Capital Corp.(a)	60,491
330	Argo Group International Holdings, Ltd.	18,381
4	Arlington Asset Investment Corp., Class A(a)	78
1,550	Arthur J. Gallagher & Co.	73,315
300	Artisan Partners Asset Management, Inc., Class A(a)	13,938
108	Ashford Hospitality Prime, Inc.(c)	1,622
544	Ashford Hospitality Trust, Inc.(c)	4,602
6	Ashford, Inc.†	524
650	Aspen Insurance Holdings, Ltd.	31,135
1,200	Associated Banc-Corp(a)	24,324
300	Associated Estates Realty Corp.(a) (c)	8,589
600	Assurant, Inc.	40,200
1,175	Assured Guaranty, Ltd.	28,188
700	Astoria Financial Corp.	9,653
200	Atlanticus Holdings Corp.†(a)	706
600	AV Homes, Inc.†(a)	8,622
1,508	AvalonBay Communities, Inc.(c)	241,084
775	Axis Capital Holdings, Ltd.	41,362
50	Bancorp, Inc.†	464
1,150	BancorpSouth, Inc.	29,624
119,573	Bank of America Corp.	2,035,132
450	Bank of Hawaii Corp.(a)	30,006
12,713	Bank of New York Mellon Corp. (The)	533,565
1,115	Bank of the Ozarks, Inc.(a)	51,011
700	BankFinancial Corp.(a)	8,246
375	BankUnited, Inc.	13,474
300	Banner Corp.	14,379
8,175	BB&T Corp.	329,534
600	BBCN Bancorp, Inc.	8,874
4	BBX Capital Corp., Class A†(a)	65
549	Beneficial Bancorp, Inc.†	6,857
21,012	Berkshire Hathaway, Inc., Class B†	2,859,943
2,300	BGC Partners, Inc., Class A	20,125
2,525	BioMed Realty Trust, Inc.(c)	48,834
1,383	BlackRock, Inc., Class A	478,490
900	Blackstone Mortgage Trust, Inc., Class A(c)	25,038
168	BofI Holding, Inc.†(a)	17,759
300	BOK Financial Corp.(a)	20,874
1,000	Boston Private Financial Holdings, Inc.	13,410
1,757	Boston Properties, Inc.(c)	212,667
1,988	Brandywine Realty Trust(c)	26,401
525	Brixmor Property Group, Inc.(c)	12,143
3,075	Brookfield Property Partners (b)	67,804
1,500	Brookline Bancorp, Inc.	16,935
700	Brown & Brown, Inc.(a)	23,002
100	Camden National Corp.(a)	3,870
1,125	Camden Property Trust(c)	83,565

Wilshire Mutual Funds, Inc. WILSHIRE 5000 INDEXSMFUND Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value
Financials — (continued)
30	Capital Bank Financial Corp., Class A†	$872
350	Capital City Bank Group, Inc.(a)	5,345
5,931	Capital One Financial Corp.	521,750
1,000	Capitol Federal Financial, Inc.	12,040
1,700	Capstead Mortgage Corp.(a) (c)	18,870
100	Cardinal Financial Corp.	2,179
403	CareTrust, Inc.(a) (c)	5,106
325	Cash America International, Inc.	8,512
763	Cathay General Bancorp(a)	24,759
1,205	CBL & Associates Properties, Inc.(c)	19,521
600	CBOE Holdings, Inc.	34,332
3,125	CBRE Group, Inc., Class A†	115,625
650	Cedar Realty Trust, Inc.(a) (c)	4,160
12,839	Charles Schwab Corp. (The)	419,193
498	Charter Financial Corp.	6,180
425	Chatham Lodging Trust(a) (c)	11,250
500	Chemical Financial Corp.	16,530
2,380	Chimera Investment Corp.(c)	32,630
2,471	Chubb Corp. (The)	235,091
23	CIFC Corp.(a)	182
1,294	Cincinnati Financial Corp.	64,933
1,650	CIT Group, Inc.	76,709
34,490	Citigroup, Inc.	1,905,228
1,875	Citizens Financial Group, Inc.(a)	51,206
300	City Holding Co.(a)	14,775
600	City National Corp.	54,234
3,172	CME Group, Inc., Class A	295,186
300	CNA Financial Corp.	11,463
1,625	CNO Financial Group, Inc.(a)	29,819
750	CoBiz Financial, Inc.	9,803
350	Cohen & Steers, Inc.	11,928
1,250	Colony Capital, Inc., Class A(c)	28,313
276	Columbia Banking System, Inc.	8,981
1,625	Columbia Property Trust, Inc.(c)	39,894
2,083	Comerica, Inc.	106,900
1,435	Commerce Bancshares, Inc.(a)	67,115
878	Communications Sales & Leasing, Inc.(a) (c)	21,704
500	Community Bank System, Inc.(a)	18,885
110	Community Trust Bancorp, Inc.(a)	3,836
300	CoreSite Realty Corp. (c)	13,632
850	Corporate Office Properties Trust(c)	20,009
1,199	Corrections Corp. of America(c)	39,663
2,613	Cousins Properties, Inc.(a) (c)	27,123
199	Cowen Group, Inc., Class A†(a)	1,274
200	Crawford & Co., Class B	1,686
112	Credit Acceptance Corp.†(a)	27,572
4,050	Crown Castle International Corp.(c)	325,215
1,737	CubeSmart, Class Comdty (histrt)(c)	40,229
432	Cullen/Frost Bankers, Inc.(a)	33,947
1,000	CVB Financial Corp.	17,610
1,187	DCT Industrial Trust, Inc.(a) (c)	37,319
3,845	DDR Corp.(c)	59,444
2,502	DiamondRock Hospitality Co.(c)	32,051
1,450	Digital Realty Trust, Inc.(a) (c)	96,686
4,850	Discover Financial Services	279,457
1,100	Donegal Group, Inc., Class A(a)	16,753
1,725	Douglas Emmett, Inc.(c)	46,471
3,626	Duke Realty Corp.(c)	67,335
700	DuPont Fabros Technology, Inc.(a) (c)	20,615
2,728	E*Trade Financial Corp.†	81,704
300	Eagle Bancorp, Inc.†	13,188
1,425	East West Bancorp, Inc.	63,868
375	EastGroup Properties, Inc.(c)	21,086
1,325	Eaton Vance Corp.(a)	51,847
633	Education Realty Trust, Inc.(c)	19,851

Shares		Value
Financials — (continued)
175	eHealth, Inc.†	$2,221
425	Ellington Financial LLC (b)	7,867
1,100	Empire State Realty Trust, Inc., Class A(c)	18,766
375	Employers Holdings, Inc.	8,542
200	Encore Capital Group, Inc.†(a)	8,548
400	Endurance Specialty Holdings, Ltd.	26,280
297	Enova International, Inc.†(a)	5,548
120	Enstar Group, Ltd.†	18,594
50	Enterprise Financial Services Corp.	1,138
600	EPR Properties(a) (c)	32,868
516	Equinix, Inc.(c)	131,064
1,293	Equity Commonwealth† (c)	33,191
1,000	Equity Lifestyle Properties, Inc.(c)	52,580
4,054	Equity Residential(c)	284,469
300	Erie Indemnity Co., Class A	24,621
719	Essex Property Trust, Inc.(c)	152,787
350	Evercore Partners, Inc., Class A(a)	18,886
336	Everest Re Group, Ltd.	61,155
725	Excel Trust, Inc.(a) (c)	11,433
1,200	Extra Space Storage, Inc.(c)	78,264
1,000	Ezcorp, Inc., Class A†(a)	7,430
14,375	Fannie Mae†	33,422
690	Federal Realty Investment Trust (c)	88,382
1,200	Federated Investors, Inc., Class B	40,188
200	Federated National Holding Co.	4,840
8,801	Fifth Third Bancorp	183,237
525	Financial Engines, Inc.(a)	22,302
1,200	Financial Institutions, Inc.	29,808
100	First Acceptance Corp.†	320
827	First American Financial Corp.(a)	30,773
300	First Bancorp	5,004
2,516	First BanCorp†	12,127
500	First Cash Financial Services, Inc.†	22,795
50	First Citizens BancShares, Inc., Class A	13,152
800	First Commonwealth Financial Corp.(a)	7,672
425	First Community Bancshares, Inc.	7,743
575	First Financial Bancorp	10,315
600	First Financial Bankshares, Inc.(a)	20,784
100	First Financial Corp.(a)	3,576
2,433	First Horizon National Corp.(a)	38,125
1,375	First Industrial Realty Trust, Inc.(c)	25,754
425	First Merchants Corp.	10,497
800	First Midwest Bancorp, Inc.	15,176
3,424	First Niagara Financial Group, Inc.	32,323
800	First Potomac Realty Trust(a) (c)	8,240
150	First Republic Bank(a)	9,455
1,582	FirstMerit Corp.	32,953
1,650	FNB Corp.(a)	23,628
3,184	FNF Group	117,776
2,100	Forest City Enterprises, Inc., Class A†	46,410
4,546	Franklin Resources, Inc.	222,890
950	Franklin Street Properties Corp.(a) (c)	10,744
8,075	Freddie Mac†	17,846
2,700	FS Investment Corp.	26,568
1,850	Fulton Financial Corp.	24,161
550	FXCM, Inc., Class A(a)	797
1,137	Gaming and Leisure Properties, Inc.(a) (c)	41,682
4,415	General Growth Properties, Inc.(c)	113,289
5,850	Genworth Financial, Inc., Class A†	44,284
400	Getty Realty Corp.(a) (c)	6,544
900	Glacier Bancorp, Inc.	26,478
50	Gleacher & Co., Inc.	390
4,638	Goldman Sachs Group, Inc. (The)	968,368
475	Golub Capital BDC, Inc.	7,866

Wilshire Mutual Funds, Inc. WILSHIRE 5000 INDEXSMFUND Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value
Financials — (continued)
550	Government Properties Income Trust(a) (c)	$10,202
550	Green Dot Corp., Class A†	10,516
300	Greenhill & Co., Inc.(a)	12,399
200	Guaranty Bancorp(a)	3,302
100	Hallmark Financial Services, Inc.†	1,138
800	Hancock Holding Co.	25,528
69	Hanmi Financial Corp.	1,714
400	Hanover Insurance Group, Inc. (The)	29,612
4,525	Hartford Financial Services Group, Inc.	188,104
1,000	Hatteras Financial Corp.(c)	16,300
775	HCC Insurance Holdings, Inc.	59,551
5,150	HCP, Inc.(c)	187,820
3,662	Health Care, Inc.(c)	240,337
1,175	Healthcare Realty Trust, Inc.(c)	27,330
1,025	HealthCare Trust of America, Class A(c)	24,549
775	Hercules Technology Growth Capital, Inc.(a)	8,951
50	Heritage Commerce Corp.	481
375	HFF, Inc., Class A	15,649
1,100	Highwoods Properties, Inc.(a) (c)	43,945
1,500	Hilltop Holdings, Inc.†	36,135
625	Home BancShares, Inc.(a)	22,850
800	Home Properties, Inc.(c)	58,440
375	Horace Mann Educators Corp.	13,642
1,850	Hospitality Properties Trust(c)	53,317
8,574	Host Hotels & Resorts, Inc., (a) (c)	170,022
421	Howard Hughes Corp. (The)†	60,430
5,676	Hudson City Bancorp, Inc.	56,079
700	Hudson Pacific Properties, Inc.(c)	19,859
9,351	Huntington Bancshares, Inc.	105,760
375	IBERIABANK Corp.	25,586
85	Impac Mortgage Holdings, Inc.†	1,627
300	Independent Bank Corp.	14,067
1,100	Inland Real Estate Corp.(a) (c)	10,362
500	Interactive Brokers Group, Inc., Class A(a)	20,780
1,217	Intercontinental Exchange, Inc.	272,133
700	International Bancshares Corp.	18,809
500	INTL FCStone, Inc.†	16,620
1,000	Invesco Mortgage Capital, Inc.(a) (c)	14,320
4,625	Invesco, Ltd.	173,391
1,000	Investment Technology Group, Inc.	24,800
1,800	Investors Real Estate Trust(a) (c)	12,852
2,247	Iron Mountain, Inc.(a) (c)	69,657
2,475	Janus Capital Group, Inc.(a)	42,372
500	Jones Lang LaSalle, Inc.	85,500
40,259	JPMorgan Chase & Co.	2,727,950
828	Kearny Financial Corp.†(a)	9,240
650	Kemper Corp.(a)	25,057
925	Kennedy-Wilson Holdings, Inc.	22,746
9,023	KeyCorp	135,525
1,000	Kilroy Realty Corp.(c)	67,150
4,650	Kimco Realty Corp.(c)	104,811
1,125	Kite Realty Group Trust(c)	27,529
1,000	Lamar Advertising Co., Class A(a) (c)	57,480
1,000	LaSalle Hotel Properties(c)	35,460
375	LegacyTexas Financial Group, Inc.	11,325
1,200	Legg Mason, Inc.	61,836
90	LendingTree, Inc.†(a)	7,075
4,282	Leucadia National Corp.(a)	103,967
1,525	Liberty Property Trust(c)	49,135
2,775	Lincoln National Corp.	164,335
3,925	Loews Corp.	151,152
200	LPL Financial Holdings, Inc.(a)	9,298
350	LTC Properties, Inc.(c)	14,560

Shares		Value
Financials — (continued)
1,172	M&T Bank Corp.(a)	$146,418
1,751	Macerich Co. (The)(c)	130,625
475	Main Street Capital Corp.(a)	15,157
138	Markel Corp.†(a)	110,494
350	MarketAxess Holdings, Inc.	32,470
5,820	Marsh & McLennan Cos., Inc.	329,994
865	MB Financial, Inc.	29,791
1,900	MBIA, Inc.†(a)	11,419
2,531	McGraw Hill Financial, Inc.	254,239
967	Meadowbrook Insurance Group, Inc.(a)	8,316
600	Medallion Financial Corp.(a)	5,010
1,500	Medical Properties Trust, Inc.(a) (c)	19,665
300	Mercury General Corp.(a)	16,695
10,796	MetLife, Inc.	604,468
4,000	MFA Financial, Inc. (a) (c)	29,560
1,500	MGIC Investment Corp.†(a)	17,070
914	Mid-America Apartment Communities, Inc.(c)	66,548
2,300	Monogram Residential Trust, Inc.(a) (c)	20,746
400	Montpelier Re Holdings, Ltd.	15,800
1,784	Moody's Corp.	192,601
17,225	Morgan Stanley	668,158
997	MSCI, Inc., Class A	61,365
1,325	NASDAQ OMX Group, Inc. (The)	64,673
325	National Health Investors, Inc.(c)	20,247
400	National Interstate Corp.(a)	10,928
2,500	National Penn Bancshares, Inc.	28,200
1,200	National Retail Properties, Inc. (c)	42,012
3,100	Navient Corp.	56,451
500	NBT Bancorp, Inc.(a)	13,085
325	Nelnet, Inc., Class A	14,076
650	New Mountain Finance Corp.(a)	9,418
1,400	New Residential Investment Corp.(c)	21,336
695	New Senior Investment Group, Inc.(c)	9,292
5,087	New York Community Bancorp, Inc.(a)	93,499
695	Newcastle Investment Corp.(a) (c)	3,072
2,650	Northern Trust Corp.	202,619
2,153	NorthStar Asset Management Group, Inc.	39,809
3,253	NorthStar Realty Finance Corp.(c)	51,723
875	Northwest Bancshares, Inc.	11,218
1,400	Oaktree Capital Group LLC, Class A (b)	74,452
432	OFG Bancorp(a)	4,609
1,500	Old National Bancorp(a)	21,690
3,236	Old Republic International Corp.	50,579
400	Old Second Bancorp, Inc.†	2,640
1,275	Omega Healthcare Investors, Inc.(a) (c)	43,771
600	OneBeacon Insurance Group, Ltd., Class A	8,706
400	Oritani Financial Corp.(a)	6,420
336	Outfront Media, Inc.(c)	8,481
1,267	PacWest Bancorp(a)	59,245
1,800	Paramount Group, Inc.(c)	30,888
187	Park National Corp.(a)	16,338
1,100	Parkway Properties, Inc.(c)	19,184
425	PartnerRe, Ltd.	54,613
1,000	Pebblebrook Hotel Trust(a) (c)	42,880
775	PennyMac Mortgage Investment Trust(c)	13,508
2,997	People's United Financial, Inc.(a)	48,581
573	PHH Corp.†	14,915
62	Phoenix, Inc.†(a)	1,131
2,100	Piedmont Office Realty Trust, Inc., Class A(c)	36,939
350	Pinnacle Financial Partners, Inc.(a)	19,030
300	Piper Jaffray Cos.†	13,092
2,184	Plum Creek Timber Co., Inc.(c)	88,605
5,606	PNC Financial Services Group, Inc.	536,214

Wilshire Mutual Funds, Inc. WILSHIRE 5000 INDEXSMFUND Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value
Financials — (continued)
1,157	Popular, Inc.†	$33,391
600	Post Properties, Inc.(c)	32,622
400	Potlatch Corp.(c)	14,128
600	PRA Group, Inc.†(a)	37,386
200	Preferred Bank	6,010
600	Primerica, Inc.(a)	27,414
2,550	Principal Financial Group, Inc.	130,790
697	PrivateBancorp, Inc., Class A(a)	27,755
830	ProAssurance Corp.	38,354
5,875	Progressive Corp. (The)	163,501
5,660	Prologis, Inc.(c)	209,986
3,375	Prospect Capital Corp.(a)	24,874
800	Prosperity Bancshares, Inc.	46,192
1,500	Provident Financial Services, Inc.	28,485
4,956	Prudential Financial, Inc.	433,749
300	PS Business Parks, Inc.(c)	21,645
1,655	Public Storage(c)	305,132
2,077	Pzena Investment Management, Inc., Class A(a)	22,951
2,145	Radian Group, Inc.	40,240
66	RAIT Financial Trust(a) (c)	403
1,000	Ramco-Gershenson Properties Trust(a) (c)	16,320
1,525	Raymond James Financial, Inc.	90,860
1,501	Rayonier, Inc.(c)	38,351
2,000	Realty Income Corp.(a) (c)	88,780
1,200	Redwood Trust, Inc.(a) (c)	18,840
1,025	Regency Centers Corp.(a) (c)	60,454
14,006	Regions Financial Corp.	145,102
550	Reinsurance Group of America, Inc., Class A	52,179
400	RenaissanceRe Holdings, Ltd.	40,604
400	Renasant Corp.(a)	13,040
315	Republic Bancorp, Inc., Class A(a)	8,096
250	Resource America, Inc., Class A	2,103
200	Resource Capital Corp.(a) (c)	774
725	Retail Opportunity Investments Corp.(c)	11,325
725	Retail Properties of America, Inc., Class A(c)	10,099
425	RLI Corp.	21,841
1,500	RLJ Lodging Trust(c)	44,670
174	Rouse Properties, Inc.(a) (c)	2,845
825	Ryman Hospitality Properties, Inc.(c)	43,816
200	Saul Centers, Inc.(c)	9,838
150	Seacoast Banking Corp of Florida† (d)	2,370
1,300	SEI Investments Co.	63,739
350	Select Income (c)	7,224
600	Selective Insurance Group, Inc.	16,830
2,750	Senior Housing Properties Trust(c)	48,263
606	Signature Bank†	88,712
152	Silver Bay Realty Trust Corp.(c)	2,476
200	Simmons First National Corp., Class A(a)	9,336
3,493	Simon Property Group, Inc.(c)	604,359
1,057	SL Green Realty Corp.(c)	116,154
4,300	SLM Corp.†	42,441
500	Solar Capital, Ltd.	9,000
300	South State Corp.	22,797
315	Southside Bancshares, Inc.	9,207
50	Southwest Bancorp, Inc.	931
450	Sovran Self Storage, Inc.(c)	39,110
4,000	Spirit Realty Capital, Inc.(c)	38,680
300	Springleaf Holdings, Inc., Class A†	13,773
500	St. Joe Co. (The)†(a)	7,765
450	STAG Industrial, Inc.(a) (c)	9,000
490	StanCorp Financial Group, Inc.	37,049
2,550	Starwood Property Trust, Inc.(a) (c)	55,004
415	Starwood Waypoint Residential Trust(a) (c)	9,860

Shares		Value
Financials — (continued)
400	State Auto Financial Corp.(a)	$9,580
4,765	State Street Corp.	366,905
1,113	Sterling Bancorp(a)	16,361
300	Stewart Information Services Corp.	11,940
640	Stifel Financial Corp.†(a)	36,954
1,425	Strategic Hotels & Resorts, Inc.† (c)	17,271
50	Suffolk Bancorp	1,283
164	Sun Bancorp, Inc.†	3,157
500	Sun Communities, Inc.(a) (c)	30,915
1,318	Sunstone Hotel Investors, Inc.(c)	19,783
5,905	SunTrust Banks, Inc.	254,033
1,728	Susquehanna Bancshares, Inc.	24,399
501	SVB Financial Group†	72,134
1,000	Symetra Financial Corp.	24,170
1,650	Synchrony Financial†(a)	54,334
1,547	Synovus Financial Corp.	47,679
2,754	T Rowe Price Group, Inc.	214,068
1,300	Tanger Factory Outlet Centers, Inc.(c)	41,210
800	Taubman Centers, Inc.(c)	55,600
1,500	TCF Financial Corp.	24,915
3,153	TD Ameritrade Holding Corp.(a)	116,093
50	Tejon Ranch Co.†(a)	1,285
575	Terreno Realty Corp.(a) (c)	11,328
384	Texas Capital Bancshares, Inc.†	23,900
1,250	TFS Financial Corp.(a)	21,025
300	Tompkins Financial Corp.	16,116
1,250	Torchmark Corp.(a)	72,775
103	TowneBank(a)	1,678
3,522	Travelers Cos., Inc. (The)	340,437
350	Triangle Capital Corp.(a)	8,204
409	TriCo Bancshares	9,836
1,300	Trinity Place Holdings, Inc.†	10,205
1,208	TrustCo Bank Corp. NY	8,492
1,000	Trustmark Corp.(a)	24,980
4,125	Two Harbors Investment Corp.(c)	40,178
19,209	U.S. Bancorp	833,671
2,853	UDR, Inc. (a) (c)	91,382
400	UMB Financial Corp.(a)	22,808
2,275	Umpqua Holdings Corp.	40,927
575	Union Bankshares Corp.	13,363
832	United Bankshares, Inc.(a)	33,471
474	United Community Banks, Inc.	9,892
317	United Community Financial Corp.(a)	1,696
542	United Financial Bancorp, Inc.	7,290
300	United Fire Group, Inc.	9,828
381	United Security Bancshares†	1,920
200	Universal Health Realty Income Trust(a) (c)	9,292
2,132	Unum Group	76,219
1,286	Urban Edge Properties(c)	26,736
500	Urstadt Biddle Properties, Inc., Class A(a) (c)	9,340
1,083	Validus Holdings, Ltd.	47,641
2,225	Valley National Bancorp(a)	22,940
3,915	Ventas, Inc.(c)	243,082
48	Virtus Investment Partners, Inc.(a)	6,348
2,072	Vornado Realty Trust(c)	196,695
2,225	Voya Financial, Inc.	103,396
687	W.R. Berkley Corp.(a)	35,676
1,125	Waddell & Reed Financial, Inc., Class A(a)	53,224
220	Walter Investment Management Corp.†(a)	5,031
1,333	Washington Federal, Inc.(a)	31,126
1,250	Washington Real Estate Investment Trust(a) (c)	32,438
400	Washington Trust Bancorp, Inc.(a)	15,792
1,100	Webster Financial Corp.	43,505
1,700	Weingarten Realty Investors(c)	55,573

Wilshire Mutual Funds, Inc. WILSHIRE 5000 INDEXSMFUND Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value
Financials — (continued)
53,217	Wells Fargo & Co.	$2,992,924
350	WesBanco, Inc.(a)	11,907
383	Westamerica Bancorporation(a)	19,399
1,150	Western Alliance Bancorp†	38,824
200	Westfield Financial, Inc.(a)	1,462
5,083	Weyerhaeuser Co.(c)	160,114
80	White Mountains Insurance Group, Ltd.	52,395
700	Wilshire Bancorp, Inc.(a)	8,841
425	Wintrust Financial Corp.	22,687
750	WisdomTree Investments, Inc.(a)	16,474
100	World Acceptance Corp.†(a)	6,151
2,292	WP GLIMCHER, Inc.(c)	31,011
2,280	Zions Bancorporation(a)	72,356
		41,944,382
Health Care — 13.9%
16,000	Abbott Laboratories	785,280
14,225	AbbVie, Inc.	955,778
350	ABIOMED, Inc.†	23,006
475	Acadia Healthcare Co., Inc.†(a)	37,207
625	ACADIA Pharmaceuticals, Inc.†	26,175
300	Accretive Health, Inc.†	1,650
375	Acorda Therapeutics, Inc.†(a)	12,499
300	Aegerion Pharmaceuticals, Inc.†(a)	5,691
3,768	Aetna, Inc.	480,269
200	Affymetrix, Inc.†(a)	2,184
3,346	Agilent Technologies, Inc.	129,089
300	Agios Pharmaceuticals, Inc.†(a)	33,342
300	Air Methods Corp.†(a)	12,402
900	Akorn, Inc.†(a)	39,294
700	Albany Molecular Research, Inc.†(a)	14,154
850	Alere, Inc.†	44,838
1,828	Alexion Pharmaceuticals, Inc.†	330,520
750	Align Technology, Inc.†	47,033
1,300	Alkermes PLC†	83,642
4,075	Allergan PLC†	1,236,599
140	Alliance HealthCare Services, Inc.†	2,617
1,825	Allscripts Healthcare Solutions, Inc.†(a)	24,966
596	Alnylam Pharmaceuticals, Inc.†(a)	71,443
100	AMAG Pharmaceuticals, Inc.†(a)	6,906
201	Amedisys, Inc.†(a)	7,986
600	American CareSource Holdings, Inc.†(a)	1,092
2,322	AmerisourceBergen Corp., Class A	246,921
7,096	Amgen, Inc.	1,089,378
250	AMN Healthcare Services, Inc.†	7,898
375	Amsurg Corp., Class A†	26,231
475	Anacor Pharmaceuticals, Inc.†(a)	36,779
130	Analogic Corp.(a)	10,257
500	Anika Therapeutics, Inc.†(a)	16,515
2,885	Anthem, Inc.	473,544
600	Arrowhead Research Corp.†(a)	4,290
45	Asterias Biotherapeutics, Inc.†	207
443	athenahealth, Inc.†(a)	50,759
5,838	Baxter International, Inc.	408,251
2,155	Becton Dickinson and Co.	305,256
200	Biodel, Inc.†(a)	206
2,081	Biogen Idec, Inc.†	840,599
1,075	BioMarin Pharmaceutical, Inc.†	147,039
300	Bio-Rad Laboratories, Inc., Class A†(a)	45,183
500	Bio-Techne Corp.	49,235
286	Bluebird Bio, Inc.†(a)	48,154
12,139	Boston Scientific Corp.†	214,860
17,950	Bristol-Myers Squibb Co.	1,194,393
2,194	Brookdale Senior Living, Inc., Class A†	76,132
1,500	Bruker Corp.†(a)	30,615
725	C.R. Bard, Inc.	123,758

Shares		Value
Health Care — (continued)
350	Cambrex Corp.†	$15,379
100	Capital Senior Living Corp.†	2,450
3,513	Cardinal Health, Inc.	293,862
325	Cardiovascular Systems, Inc.†(a)	8,596
550	Catalent, Inc.†(a)	16,132
2,385	Catamaran Corp.†(a)	145,676
8,614	Celgene Corp.†	996,941
927	Celldex Therapeutics, Inc.†(a)	23,379
1,260	Centene Corp.†	101,304
500	Cepheid, Inc.†(a)	30,575
2,850	Cerner Corp.†	196,821
500	Charles River Laboratories International, Inc.†(a)	35,170
136	Chemed Corp.(a)	17,830
2,763	Cigna Corp.	447,606
300	Clovis Oncology, Inc.†(a)	26,364
832	Community Health Systems, Inc.†(a)	52,391
100	Computer Programs & Systems, Inc.(a)	5,342
300	CONMED Corp.	17,481
400	Cooper Cos., Inc. (The)	71,188
226	CTI BioPharma Corp.†(a)	441
300	Cyberonics, Inc.†	17,838
91	Cynosure, Inc., Class A†	3,511
1,808	DaVita HealthCare Partners, Inc.†	143,682
1,500	DENTSPLY International, Inc.	77,325
675	Depomed, Inc.†(a)	14,485
650	DexCom, Inc.†	51,987
1,200	Dyax Corp.†	31,800
900	Edwards Lifesciences Corp.†	128,187
10,445	Eli Lilly & Co.	872,053
793	Emergent BioSolutions, Inc.†	26,129
1,222	Endo International PLC†	97,332
700	Endologix, Inc.†(a)	10,738
300	Ensign Group, Inc. (The)(a)	15,318
600	Envision Healthcare Holdings, Inc.†	23,688
775	Exact Sciences Corp.†(a)	23,048
800	Exelixis, Inc.†(a)	3,008
7,915	Express Scripts Holding Co.†	703,960
100	Five Star Quality Care, Inc.†(a)	480
500	Galena Biopharma, Inc.†(a)	850
700	Genesis Healthcare, Inc., Class A†(a)	4,620
500	Genomic Health, Inc.†(a)	13,895
1,100	Geron Corp.†(a)	4,708
13,714	Gilead Sciences, Inc.	1,605,635
300	Greatbatch, Inc.†(a)	16,176
550	Haemonetics Corp.†	22,748
1,700	Halozyme Therapeutics, Inc.†(a)	38,386
597	Halyard Health, Inc.†(a)	24,178
350	Hanger, Inc.†(a)	8,204
500	HCA Holdings, Inc.†	45,360
600	Health Net, Inc.†	38,472
1,100	HealthSouth Corp.	50,666
170	HeartWare International, Inc.†(a)	12,357
672	Henry Schein, Inc.†(a)	95,505
600	Hill-Rom Holdings, Inc.(a)	32,598
925	HMS Holdings Corp.†(a)	15,882
2,452	Hologic, Inc.†(a)	93,323
1,125	Horizon Pharma PLC†	39,083
1,740	Hospira, Inc.†	154,355
1,476	Humana, Inc.(a)	282,329
200	ICU Medical, Inc.†	19,132
818	IDEXX Laboratories, Inc.†(a)	52,467
1,262	Illumina, Inc.†	275,570
1,000	ImmunoGen, Inc.†	14,380
1,000	Impax Laboratories, Inc.†(a)	45,920

Wilshire Mutual Funds, Inc. WILSHIRE 5000 INDEXSMFUND Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value
Health Care — (continued)
825	IMS Health Holdings, Inc.†	$25,286
1,700	Incyte Corp., Ltd.†	177,157
600	Infinity Pharmaceuticals, Inc.†	6,570
475	Insulet Corp.†(a)	14,718
300	Integra LifeSciences Holdings Corp.†(a)	20,211
137	Intercept Pharmaceuticals, Inc.†(a)	33,069
400	Intrexon Corp.†(a)	19,520
365	Intuitive Surgical, Inc.†	176,842
300	IPC Healthcare, Inc.†	16,617
1,000	Ironwood Pharmaceuticals, Inc., Class A†(a)	12,060
700	Isis Pharmaceuticals, Inc.†(a)	40,285
29,656	Johnson & Johnson	2,890,274
975	Keryx Biopharmaceuticals, Inc.†(a)	9,730
587	Kindred Healthcare, Inc.	11,910
1,049	Laboratory Corp. of America Holdings†	127,160
300	Lannett Co., Inc.†(a)	17,832
600	LHC Group, Inc.†	22,950
565	LifePoint Health, Inc.†	49,127
316	Ligand Pharmaceuticals, Inc., Class B†(a)	31,884
400	Magellan Health, Inc.†	28,028
600	Masimo Corp.†(a)	23,244
2,486	McKesson Corp.	558,878
400	MedAssets, Inc.†(a)	8,824
650	Medicines Co. (The)†(a)	18,596
425	Medidata Solutions, Inc.†(a)	23,086
847	Medivation, Inc.†	96,727
900	MEDNAX, Inc.†	66,699
28,680	Merck & Co., Inc.	1,632,752
100	Merge Healthcare, Inc.†	480
375	Meridian Bioscience, Inc.(a)	6,990
200	Mettler-Toledo International, Inc.†	68,292
600	MGC Diagnostics Corp.†	3,144
300	Molina Healthcare, Inc.†(a)	21,090
200	Momenta Pharmaceuticals, Inc.†	4,562
3,675	Mylan NV†(a)	249,386
800	Myriad Genetics, Inc.†(a)	27,192
375	Natus Medical, Inc.†(a)	15,960
950	Nektar Therapeutics†(a)	11,884
350	Neogen Corp.†	16,604
800	Neurocrine Biosciences, Inc.†(a)	38,208
300	NewLink Genetics Corp.†(a)	13,281
2,150	Novavax, Inc.†	23,951
400	NuVasive, Inc.†	18,952
1,000	NxStage Medical, Inc.†(a)	14,285
1,000	Omnicare, Inc.(a)	94,250
375	Omnicell, Inc.†	14,141
300	Ophthotech Corp.†	15,618
3,000	OPKO Health, Inc.†(a)	48,240
750	Orexigen Therapeutics, Inc.†(a)	3,712
300	Orthofix International NV†(a)	9,936
375	Pacira Pharmaceuticals, Inc.†(a)	26,520
6	Paratek Pharmaceuticals, Inc.	155
600	PAREXEL International Corp.†	38,586
950	Patterson Cos., Inc.	46,217
800	PDI, Inc.†	1,144
1,092	PerkinElmer, Inc.	57,483
5	Pernix Therapeutics Holdings, Inc.†	30
66,962	Pfizer, Inc.	2,245,236
381	PharMerica Corp.†	12,687
400	POZEN, Inc.†(a)	4,124
350	Premier, Inc., Class A†	13,461
650	Prestige Brands Holdings, Inc.†(a)	30,056
800	Progenics Pharmaceuticals, Inc.†(a)	5,968
200	Providence Service Corp. (The)†(a)	8,856

Shares		Value
Health Care — (continued)
254	Puma Biotechnology, Inc.†(a)	$29,655
575	Quality Systems, Inc.(a)	9,528
1,475	Quest Diagnostics, Inc.(a)	106,967
300	Quidel Corp.†	6,885
750	Quintiles Transnational Holdings, Inc.†(a)	54,457
675	Raptor Pharmaceutical Corp.†(a)	10,658
100	Receptos, Inc.†	19,005
697	Regeneron Pharmaceuticals, Inc.†	355,561
1,400	ResMed, Inc.	78,918
1,600	Rigel Pharmaceuticals, Inc.†	5,136
418	RTI Surgical, Inc.†(a)	2,700
600	Sagent Pharmaceuticals, Inc.†(a)	14,586
300	Sangamo BioSciences, Inc.†(a)	3,327
400	Sarepta Therapeutics, Inc.†(a)	12,172
925	Seattle Genetics, Inc.†(a)	44,770
1,500	Sequenom, Inc.†(a)	4,560
600	Simulations Plus, Inc.(a)	3,762
650	Sirona Dental Systems, Inc.†(a)	65,273
475	Spectranetics Corp.†(a)	10,930
2,950	St. Jude Medical, Inc.	215,557
350	STERIS Corp.(a)	22,554
3,791	Stryker Corp.	362,306
50	Symmetry Surgical, Inc.†(a)	436
400	Synta Pharmaceuticals Corp.†	892
675	Team Health Holdings, Inc.†	44,098
300	Teleflex, Inc.(a)	40,635
1,231	Tenet Healthcare Corp.†(a)	71,250
300	Tetraphase Pharmaceuticals, Inc.†	14,232
1,000	Theravance, Inc.(a)	18,070
4,256	Thermo Fisher Scientific, Inc.	552,259
525	Thoratec Corp.†	23,399
400	United Therapeutics Corp.†	69,580
10,182	UnitedHealth Group, Inc.	1,242,204
500	Universal American Corp.†(a)	5,060
1,100	Universal Health Services, Inc., Class B	156,310
1,200	Varian Medical Systems, Inc.†(a)	101,196
825	VCA, Inc.†	44,884
425	Veeva Systems, Inc., Class A†(a)	11,913
2,114	Vertex Pharmaceuticals, Inc.†	261,037
900	Waters Corp.†	115,542
450	WellCare Health Plans, Inc.†	38,173
650	West Pharmaceutical Services, Inc.	37,752
750	Wright Medical Group, Inc.†(a)	19,695
1,871	Zimmer Biomet Holdings, Inc.(a)	204,369
64	ZIOPHARM Oncology, Inc.†(a)	768
1,250	Zoetis, Inc., Class A	60,275
		31,562,431
Industrials — 10.8%
6,803	3M Co.	1,049,703
525	AAON, Inc.(a)	11,823
500	ABM Industries, Inc.	16,435
300	Acacia Research Corp.	2,631
300	Acme United Corp.	5,430
590	Actuant Corp., Class A	13,623
500	Acuity Brands, Inc.(a)	89,990
1,675	ADT Corp.(a)	56,230
400	Advisory Board Co. (The)†	21,868
1,427	AECOM†(a)	47,205
500	Aerojet Rocketdyne Holdings, Inc.†(a)	10,305
700	AGCO Corp.(a)	39,746
1,000	Air Lease Corp., Class A(a)	33,900
1,200	Aircastle, Ltd.(a)	27,204
1,134	Alaska Air Group, Inc.	73,063
400	Albany International Corp., Class A	15,920
153	Allegiant Travel Co., Class A(a)	27,216

Wilshire Mutual Funds, Inc. WILSHIRE 5000 INDEXSMFUND Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value
Industrials — (continued)
300	Altra Industrial Motion Corp.(a)	$8,154
100	AMERCO	32,691
7,711	American Airlines Group, Inc.	307,939
300	American Railcar Industries, Inc.(a)	14,592
2,512	AMETEK, Inc.	137,607
3,275	AMR Corp., Escrow†	—
1,500	AMREP Corp.†(a)	7,650
550	AO Smith Corp.	39,589
500	Apogee Enterprises, Inc.	26,320
300	ArcBest Corp.(a)	9,540
200	Armstrong World Industries, Inc.†	10,656
200	Astec Industries, Inc.	8,364
300	Astronics Corp.†	21,267
892	Avis Budget Group, Inc.†	39,319
600	AZZ, Inc.	31,080
834	B/E Aerospace, Inc.	45,787
1,437	Babcock & Wilcox Co. (The)	47,134
600	Barnes Group, Inc.	23,394
500	Beacon Roofing Supply, Inc.†	16,610
900	BlueLinx Holdings, Inc.†	864
7,343	Boeing Co. (The)	1,018,621
445	Brady Corp., Class A(a)	11,009
450	Briggs & Stratton Corp.(a)	8,667
450	Brink's Co. (The)	13,244
450	Builders FirstSource, Inc.†	5,778
423	Carlisle Cos., Inc.	42,351
100	Casella Waste Systems, Inc., Class A†(a)	561
6,436	Caterpillar, Inc.(a)	545,902
1,300	CBIZ, Inc.†(a)	12,532
400	CDI Corp.(a)	5,200
300	CEB, Inc.(a)	26,118
400	CECO Environmental Corp.	4,532
300	Celadon Group, Inc.	6,204
800	Cenveo, Inc.†(a)	1,696
1,500	CH Robinson Worldwide, Inc.(a)	93,585
1,032	Cintas Corp.	87,297
184	CIRCOR International, Inc.(a)	10,034
1,000	Civeo Corp.(a)	3,070
400	CLARCOR, Inc.	24,896
400	Clean Harbors, Inc.†(a)	21,496
925	Colfax Corp.†(a)	42,689
400	Columbus McKinnon Corp.	10,000
900	Comfort Systems USA, Inc.	20,655
300	Commercial Vehicle Group, Inc.†(a)	2,163
500	Con-way, Inc.(a)	19,185
1,400	Copart, Inc.†	49,672
1,750	Covanta Holding Corp.(a)	37,083
100	Covenant Transportation Group, Inc., Class A†(a)	2,506
625	Crane Co.	36,706
10,250	CSX Corp.	334,663
300	Cubic Corp.	14,274
1,762	Cummins, Inc.	231,157
300	Curtiss-Wright Corp.	21,732
6,338	Danaher Corp.	542,469
3,455	Deere & Co.(a)	335,308
9,425	Delta Air Lines, Inc.	387,179
500	Deluxe Corp.	31,000
750	DigitalGlobe, Inc.†	20,842
925	Donaldson Co., Inc.(a)	33,115
1,718	Dover Corp.(a)	120,569
313	Dun & Bradstreet Corp.	38,186
100	DXP Enterprises, Inc.†(a)	4,650
350	Dycom Industries, Inc.†(a)	20,597
400	Dynamic Materials Corp.(a)	4,400
5	Eagle Bulk Shipping, Inc.†	35

Shares		Value
Industrials — (continued)
5,371	Eaton Corp. PLC	$362,489
800	EMCOR Group, Inc.	38,216
7,403	Emerson Electric Co.	410,348
700	Empire Resources, Inc.(a)	2,835
550	Encore Wire Corp.	24,359
500	Energy Recovery, Inc.†(a)	1,370
375	EnerSys, Inc.	26,359
179	Engility Holdings, Inc.(a)	4,504
50	Ennis, Inc.	929
178	EnPro Industries, Inc.(a)	10,185
1,193	Equifax, Inc.	115,828
200	ESCO Technologies, Inc.	7,482
290	Esterline Technologies Corp.†(a)	27,649
1,850	Expeditors International of Washington, Inc.	85,294
270	Exponent, Inc.(a)	12,091
2,900	Fastenal Co.(a)	122,322
1,000	Federal Signal Corp.	14,910
2,632	FedEx Corp.	448,493
1,115	Flowserve Corp.	58,716
1,686	Fluor Corp.	89,375
1,300	Fortune Brands Home & Security, Inc.	59,566
300	Forward Air Corp.	15,678
600	Franklin Electric Co., Inc.	19,398
500	FreightCar America, Inc.(a)	10,440
600	FTI Consulting, Inc.†(a)	24,744
700	Fuel Tech, Inc.†(a)	1,533
500	FuelCell Energy, Inc.†(a)	488
300	Furmanite Corp.†(a)	2,436
300	G&K Services, Inc., Class A	20,742
625	General Cable Corp.(a)	12,331
2,688	General Dynamics Corp.	380,863
108,696	General Electric Co.	2,888,053
585	Genessee & Wyoming, Inc., Class A†	44,565
507	Gorman-Rupp Co. (The)(a)	14,237
662	Graco, Inc.(a)	47,022
1,350	GrafTech International, Ltd.†	6,696
400	Granite Construction, Inc.	14,204
1,500	Great Lakes Dredge & Dock Corp.†	8,940
550	Greenbrier Cos., Inc.(a)	25,767
350	Griffon Corp.(a)	5,572
325	H&E Equipment Services, Inc.	6,490
850	Hardinge, Inc.	8,372
1,500	Hawaiian Holdings, Inc.†(a)	35,625
675	Healthcare Services Group, Inc.(a)	22,309
625	Heartland Express, Inc.(a)	12,644
200	Heidrick & Struggles International, Inc.	5,216
600	Herman Miller, Inc.	17,358
2,150	Hertz Global Holdings, Inc.†	38,958
1,050	Hexcel Corp.	52,227
300	Hill International, Inc.†	1,578
625	Hillenbrand, Inc.(a)	19,187
400	HNI Corp.(a)	20,460
8,859	Honeywell International, Inc.	903,352
350	Hub Group, Inc., Class A†(a)	14,119
338	Hubbell, Inc., Class B	36,599
525	Huntington Ingalls Industries, Inc.	59,110
400	Hurco Cos., Inc.	13,848
200	Huron Consulting Group, Inc.†	14,018
118	Hyster-Yale Materials Handling, Inc.	8,175
675	IDEX Corp.(a)	53,041
594	IHS, Inc., Class A†	76,406
3,620	Illinois Tool Works, Inc.(a)	332,280
875	Industrial Services of America, Inc.†(a)	3,517
500	InnerWorkings, Inc.†	3,335
100	Innovative Solutions & Support, Inc.†	330

Wilshire Mutual Funds, Inc. WILSHIRE 5000 INDEXSMFUND Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value
Industrials — (continued)
336	Insperity, Inc.	$17,102
500	Integrated Electrical Services, Inc.†(a)	3,550
1,300	Interface, Inc., Class A	32,565
400	International Shipholding Corp.(a)	2,552
400	Intersections, Inc.(a)	1,228
1,100	ITT Corp.	46,024
1,725	Jacobs Engineering Group, Inc.†(a)	70,070
852	JB Hunt Transport Services, Inc.	69,941
2,525	JetBlue Airways Corp.†(a)	52,419
251	John Bean Technologies Corp.	9,435
875	Joy Global, Inc.(a)	31,675
200	Kadant, Inc.	9,440
300	Kaman Corp.	12,582
1,152	Kansas City Southern	105,062
400	KAR Auction Services, Inc.	14,960
1,550	KBR, Inc.	30,194
400	Kelly Services, Inc., Class A(a)	6,140
800	Kennametal, Inc.	27,296
150	Kforce, Inc.	3,430
700	Kimball International, Inc., Class B(a)	8,512
600	Kirby Corp.†(a)	45,996
617	KLX, Inc.†	27,228
650	Knight Transportation, Inc.	17,381
500	Knoll, Inc.	12,515
525	Korn/Ferry International	18,254
10	Kratos Defense & Security Solutions, Inc.†(a)	63
875	L-3 Communications Holdings, Inc., Class 3	99,207
300	Landstar System, Inc.	20,061
600	Layne Christensen Co.†(a)	5,370
457	Lennox International, Inc.(a)	49,214
600	Lincoln Electric Holdings, Inc.(a)	36,534
200	Lindsay Corp.(a)	17,582
100	LMI Aerospace, Inc.†(a)	1,001
3,265	Lockheed Martin Corp.	606,963
700	LSI Industries, Inc.	6,538
1,075	Manitowoc Co., Inc. (The)(a)	21,070
702	Manpowergroup, Inc.	62,745
150	Marten Transport, Ltd.(a)	3,255
2,925	Masco Corp.	78,010
1,000	MasTec, Inc.†(a)	19,870
400	Matthews International Corp., Class A	21,256
300	McGrath RentCorp(a)	9,129
1,550	Meritor, Inc.†	20,336
300	MFRI, Inc.†	1,815
528	Middleby Corp.†	59,257
406	Mobile Mini, Inc.(a)	17,068
300	Moog, Inc., Class A†	21,204
350	MSA Safety, Inc.	16,978
508	MSC Industrial Direct Co., Inc., Class A(a)	35,443
600	Mueller Industries, Inc.	20,832
1,500	Navigant Consulting, Inc.†	22,305
1,000	Navistar International Corp.†(a)	22,630
500	NCI Building Systems, Inc.†	7,535
100	NL Industries, Inc.†	741
600	Nordson Corp.(a)	46,734
3,335	Norfolk Southern Corp.	291,346
2,128	Northrop Grumman Corp.	337,565
1,299	NOW, Inc.†(a)	25,863
900	Old Dominion Freight Line, Inc.†	61,744
550	On Assignment, Inc.†	21,604
608	Orbital ATK, Inc.(a)	44,603
500	Orion Energy Systems, Inc.†	1,255
1,000	Oshkosh Corp.(a)	42,380

Shares		Value
Industrials — (continued)
1,550	Owens Corning	$63,938
3,480	PACCAR, Inc.(a)	222,059
1,080	Pall Corp.	134,406
1,507	Parker Hannifin Corp.(a)	175,309
1,825	Pentair PLC(a)	125,469
2,125	Pitney Bowes, Inc.	44,221
2,075	Plug Power, Inc.†(a)	5,084
250	PowerSecure International, Inc.†	3,690
1,464	Precision Castparts Corp.	292,610
475	Primoris Services Corp.	9,405
1,000	Quanex Building Products Corp.	21,430
1,950	Quanta Services, Inc.†	56,199
600	Raven Industries, Inc.(a)	12,198
3,316	Raytheon Co.	317,275
400	Regal Beloit Corp.(a)	29,036
1,500	Republic Airways Holdings, Inc.†	13,770
2,818	Republic Services, Inc., Class A	110,381
200	Resources Connection, Inc.	3,218
325	Rexnord Corp.†	7,771
350	Roadrunner Transportation Systems, Inc.†	9,030
1,300	Robert Half International, Inc.	72,150
1,384	Rockwell Automation, Inc.(a)	172,502
1,125	Rockwell Collins, Inc.(a)	103,894
1,575	Rollins, Inc.	44,935
1,022	Roper Technologies, Inc.	176,254
1,000	RPX Corp.†	16,900
1,850	RR Donnelley & Sons Co.(a)	32,245
375	Rush Enterprises, Inc., Class A†(a)	9,829
534	Ryder System, Inc.(a)	46,656
225	Saia, Inc.†(a)	8,840
300	SIFCO Industries, Inc.(a)	4,470
400	Simpson Manufacturing Co., Inc.	13,600
500	Snap-on, Inc.	79,625
300	SolarCity Corp.†(a)	16,065
6,174	Southwest Airlines Co.	204,298
1,475	Spirit AeroSystems Holdings, Inc., Class A†	81,287
312	SPX Corp.	22,586
50	Standex International Corp.	3,996
1,619	Stanley Black & Decker, Inc.	170,384
916	Stericycle, Inc.†	122,662
300	Sun Hydraulics Corp.(a)	11,433
1,000	Swift Transportation Co., Class A†(a)	22,670
500	TAL International Group, Inc.(a)	15,800
650	TASER International, Inc.†(a)	21,651
500	Team, Inc.†	20,125
500	Tecumseh Products Co.†	1,235
333	Teledyne Technologies, Inc.†	35,135
1,300	Terex Corp.(a)	30,225
743	Tetra Tech, Inc.	19,051
700	Textainer Group Holdings, Ltd.(a)	18,207
2,675	Textron, Inc.	119,385
1,100	Timken Co.	40,227
312	Titan International, Inc.(a)	3,351
600	Toro Co. (The)	40,668
500	Towers Watson & Co., Class A	62,900
500	TransDigm Group, Inc.†	112,335
100	TRC Cos., Inc.†	1,015
600	Trex Co., Inc.†(a)	29,658
1,000	Trinity Industries, Inc.(a)	26,430
556	Triumph Group, Inc.	36,690
800	TrueBlue, Inc.†	23,920
500	Tutor Perini Corp.†(a)	10,790
400	Twin Disc, Inc.(a)	7,456
200	Ultralife Corp.†	838
200	UniFirst Corp.	22,370

Wilshire Mutual Funds, Inc. WILSHIRE 5000 INDEXSMFUND Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value
Industrials — (continued)
9,517	Union Pacific Corp.	$907,636
3,330	United Continental Holdings, Inc.†	176,523
7,567	United Parcel Service, Inc., Class B	733,318
1,077	United Rentals, Inc.†	94,367
9,787	United Technologies Corp.	1,085,672
300	Universal Forest Products, Inc.(a)	15,609
500	US Ecology, Inc.(a)	24,360
1,075	USG Corp.†(a)	29,874
900	UTi Worldwide, Inc.†(a)	8,991
259	Valmont Industries, Inc.(a)	30,787
122	Vectrus, Inc.†	3,034
1,400	Verisk Analytics, Inc., Class A†	101,864
97	Veritiv Corp.†	3,537
400	Viad Corp.	10,844
300	Vicor Corp.†(a)	3,657
750	Volt Information Sciences, Inc.†(a)	7,282
50	Wabash National Corp.†(a)	627
691	WABCO Holdings, Inc.†	85,491
859	Wabtec Corp.	80,952
1,462	Waste Connections, Inc.(a)	68,889
4,350	Waste Management, Inc.(a)	201,623
328	Watsco, Inc.(a)	40,587
250	Werner Enterprises, Inc.(a)	6,563
300	WESCO International, Inc.†(a)	20,592
425	West Corp.	12,793
800	Woodward, Inc.	43,992
685	WW Grainger, Inc.(a)	162,105
655	XPO Logistics, Inc.†(a)	29,593
1,600	Xylem, Inc.	59,312
		24,596,433
Information Technology — 18.7%
1,423	3D Systems Corp.†(a)	27,777
1,185	ACI Worldwide, Inc.†(a)	29,115
4,988	Activision Blizzard, Inc.(a)	120,759
100	Actua Corporation†	1,426
800	Acxiom Corp.†	14,064
600	ADDvantage Technologies Group, Inc.†	1,398
5,162	Adobe Systems, Inc.†	418,174
700	Advanced Energy Industries, Inc.†	19,243
6,750	Advanced Micro Devices, Inc.†(a)	16,200
400	Advent Software, Inc.	17,684
500	Aehr Test Systems†	1,140
500	Agilysys, Inc.†(a)	4,590
1,759	Akamai Technologies, Inc.†	122,813
608	Alliance Data Systems Corp.†	177,500
3,200	Altera Corp.	163,840
1,050	Amkor Technology, Inc.†(a)	6,279
2,550	Amphenol Corp., Class A	147,823
32	Amtech Systems, Inc.†(a)	332
3,050	Analog Devices, Inc.(a)	195,764
278	Anixter International, Inc.†	18,112
922	ANSYS, Inc.†	84,123
62,137	Apple, Inc.	7,793,533
11,608	Applied Materials, Inc.	223,106
1,500	Applied Micro Circuits Corp.†(a)	10,125
1,529	ARRIS Group, Inc.†	46,787
800	Arrow Electronics, Inc.†	44,640
1,000	Aspen Technology, Inc.†(a)	45,550
100	Astea International, Inc.†	187
5,250	Atmel Corp.	51,739
2,350	Autodesk, Inc.†	117,676
5,114	Automatic Data Processing, Inc.	410,296
1,778	Aviat Networks, Inc.†(a)	2,240
1,575	Avnet, Inc.	64,748
1,000	AVX Corp.	13,460

Shares		Value
Information Technology — (continued)
289	Axcelis Technologies, Inc.†	$855
200	Badger Meter, Inc.(a)	12,698
300	Bel Fuse, Inc., Class B	6,156
400	Belden, Inc.	32,492
1,150	Benchmark Electronics, Inc.†	25,047
298	Black Box Corp.	5,960
300	Blackbaud, Inc.(a)	17,085
250	Blucora, Inc.†(a)	4,038
1,000	Booz Allen Hamilton Holding Corp., Class A	25,240
375	Bottomline Technologies de, Inc.†(a)	10,429
5,665	Broadcom Corp., Class A	291,691
1,175	Broadridge Financial Solutions, Inc.	58,762
3,075	Brocade Communications Systems, Inc.	36,531
106	Brooks Automation, Inc.	1,214
3,622	CA, Inc.(a)	106,088
100	Cabot Microelectronics Corp.†	4,711
199	CACI International, Inc., Class A†	16,097
3,177	Cadence Design Systems, Inc.†(a)	62,460
400	CalAmp Corp.†	7,304
175	Calix, Inc.†	1,332
200	Callidus Software, Inc.†	3,116
475	Cardtronics, Inc.†(a)	17,599
200	Cascade Microtech, Inc.†	3,045
500	Cavium, Inc.†(a)	34,405
300	CDW Corp.	10,284
900	CIBER, Inc.†(a)	3,105
997	Ciena Corp.†(a)	23,609
400	Cirrus Logic, Inc.†	13,612
54,848	Cisco Systems, Inc.	1,506,126
1,575	Citrix Systems, Inc.†	110,502
1,000	Cognex Corp.	48,100
6,548	Cognizant Technology Solutions Corp., Class A†	400,017
100	Coherent, Inc.†	6,348
1,150	CommScope Holding Co., Inc.†	35,087
375	CommVault Systems, Inc.†	15,904
1,255	Computer Sciences Corp.	82,378
400	comScore, Inc.†	21,304
100	Comtech Telecommunications Corp.(a)	2,905
300	Comverse, Inc.†(a)	6,024
400	Constant Contact, Inc.†	11,504
1,300	Convergys Corp.	33,137
1,152	CoreLogic, Inc.†	45,723
500	Cornerstone OnDemand, Inc.†	17,400
13,744	Corning, Inc.	271,169
325	CoStar Group, Inc.†	65,410
284	Covisint Corp.†(a)	929
425	Cray, Inc.†	12,542
1,200	Cree, Inc.†(a)	31,236
200	Crexendo, Inc.†(a)	430
378	CSG Systems International, Inc.(a)	11,967
100	CTS Corp.	1,927
1,625	Cypress Semiconductor Corp.	19,110
800	Daktronics, Inc.	9,488
600	Datalink Corp.†	5,364
300	Demandware, Inc.†(a)	21,324
388	DHI Group, Inc.†	3,449
650	Diebold, Inc.(a)	22,750
51	Digital Ally, Inc.†	706
300	Diodes, Inc.†	7,233
600	Dolby Laboratories, Inc., Class A(a)	23,808
400	DST Systems, Inc.	50,392
1,421	EarthLink Holdings Corp.(a)	10,643
12,875	eBay, Inc.†	775,590
331	Ebix, Inc.(a)	10,794

Wilshire Mutual Funds, Inc. WILSHIRE 5000 INDEXSMFUND Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value
Information Technology — (continued)
700	EchoStar Corp., Class A†	$34,076
100	Electro Scientific Industries, Inc.(a)	527
2,975	Electronic Arts, Inc.†	197,837
729	Electronics For Imaging, Inc.†	31,719
350	Ellie Mae, Inc.†(a)	24,426
21,879	EMC Corp.(a)	577,387
125	EMCORE Corp.†	752
300	EnerNOC, Inc.†(a)	2,910
1,836	Entegris, Inc.†	26,751
600	EPAM Systems, Inc.†(a)	42,738
1,500	Epiq Systems, Inc.(a)	25,320
450	Euronet Worldwide, Inc.†	27,765
500	Exar Corp.†	4,890
200	Extreme Networks, Inc.†	538
768	F5 Networks, Inc.†	92,429
23,864	Facebook, Inc., Class A†	2,046,696
350	FactSet Research Systems, Inc.	56,878
246	Fair Isaac Corp.	22,332
1,250	Fairchild Semiconductor International, Inc., Class A†	21,725
900	FalconStor Software, Inc.†(a)	1,431
200	FARO Technologies, Inc.†(a)	9,340
406	FEI Co.(a)	33,670
2,735	Fidelity National Information Services, Inc.	169,023
600	FireEye, Inc.†	29,346
700	First Solar, Inc.†	32,886
2,546	Fiserv, Inc.†	210,885
450	FleetCor Technologies, Inc.†	70,227
1,500	FLIR Systems, Inc.	46,230
350	FormFactor, Inc.†	3,220
255	Forrester Research, Inc.(a)	9,185
1,675	Fortinet, Inc.†	69,228
850	Freescale Semiconductor, Ltd.†	33,975
800	Gartner, Inc.†	68,624
2,100	Genpact, Ltd.†	44,793
102	GigOptix, Inc.†(a)	173
1,850	Global Cash Access Holdings, Inc.†(a)	14,319
725	Global Payments, Inc.	75,001
400	Glu Mobile, Inc.†	2,484
5,928	Google, Inc., Class C†	3,085,583
200	Guidance Software, Inc.†	1,694
300	Guidewire Software, Inc.†	15,879
800	Harmonic, Inc.†	5,464
1,450	Harris Corp.	111,520
300	Heartland Payment Systems, Inc.(a)	16,215
20,052	Hewlett-Packard Co.	601,761
1,100	Hutchinson Technology, Inc.†(a)	1,881
600	IAC/InterActiveCorp.	47,796
100	ID Systems, Inc.†(a)	610
625	IGATE Corp.†	29,806
1,000	II-VI, Inc.†(a)	18,980
600	Infinera Corp.†(a)	12,588
1,075	Informatica Corp.†	52,105
1,600	Ingram Micro, Inc., Class A†	40,048
500	Insight Enterprises, Inc.†	14,955
1,560	Integrated Device Technology, Inc.†(a)	33,852
400	Integrated Silicon Solution, Inc.	8,856
51,393	Intel Corp.	1,563,118
350	Interactive Intelligence Group, Inc.†(a)	15,565
371	Internap Corp.†	3,432
9,736	International Business Machines Corp.	1,583,658
850	Intersil Corp., Class A(a)	10,633
2,917	Intuit, Inc.	293,946
381	IPG Photonics Corp.†(a)	32,452

Shares		Value
Information Technology — (continued)
500	Itron, Inc.†	$17,220
1,200	Ixia†	14,928
800	IXYS Corp.	12,240
325	j2 Global, Inc.(a)	22,081
2,400	Jabil Circuit, Inc.(a)	51,096
600	Jack Henry & Associates, Inc.(a)	38,820
3,203	JDS Uniphase Corp.†(a)	37,091
4,540	Juniper Networks, Inc.	117,904
233	Kemet Corp.†	671
600	Key Tronic Corp.†	6,522
2,023	Keysight Technologies, Inc.†	63,097
525	Kimball Electronics, Inc.†(a)	7,660
1,100	KLA-Tencor Corp.(a)	61,831
983	Knowles Corp.†(a)	17,792
400	Kulicke & Soffa Industries, Inc.†	4,684
1,487	Lam Research Corp.	120,967
200	Lattice Semiconductor Corp.†	1,178
981	Leidos Holdings, Inc.	39,603
550	Lexmark International, Inc., Class A	24,310
2,100	Limelight Networks, Inc.†	8,274
2,150	Linear Technology Corp.	95,094
1,080	LinkedIn Corp., Class A†	223,161
218	Littelfuse, Inc.	20,686
300	LogMeIn, Inc.†(a)	19,347
200	LoJack Corp.†(a)	690
100	LRAD Corp.†(a)	199
650	Manhattan Associates, Inc.†(a)	38,773
300	ManTech International Corp., Class A	8,700
200	Marchex, Inc., Class B	990
4,125	Marvell Technology Group, Ltd.	54,388
11,194	MasterCard, Inc., Class A	1,046,415
400	Mattson Technology, Inc.†	1,340
2,575	Maxim Integrated Products, Inc.	89,031
725	MAXIMUS, Inc.	47,654
1,200	Mentor Graphics Corp.(a)	31,716
100	Mercury Systems, Inc.†	1,464
400	Methode Electronics, Inc.	10,980
600	Micrel, Inc.	8,340
2,037	Microchip Technology, Inc.(a)	96,605
11,552	Micron Technology, Inc.†(a)	217,640
650	Microsemi Corp.†	22,718
92,912	Microsoft Corp.	4,102,065
600	MKS Instruments, Inc.	22,764
662	MoneyGram International, Inc.†	6,084
500	Monolithic Power Systems, Inc.	25,355
350	Monotype Imaging Holdings, Inc.	8,439
1,550	Monster Worldwide, Inc.†(a)	10,137
100	MoSys, Inc.†(a)	190
2,435	Motorola Solutions, Inc.	139,623
328	Multi-Fineline Electronix, Inc.†(a)	7,170
200	Nanometrics, Inc.†	3,224
900	Napco Security Technologies, Inc.†	5,157
1,312	National Instruments Corp.	38,652
1,925	NCR Corp.†	57,942
3,300	NetApp, Inc.(a)	104,148
350	NETGEAR, Inc.†	10,507
400	NetScout Systems, Inc.†(a)	14,668
600	NetSuite, Inc.†(a)	55,050
750	NeuStar, Inc., Class A†(a)	21,908
200	Newport Corp.†	3,792
1,000	NIC, Inc.	18,280
50	Novatel Wireless, Inc.†(a)	162
2,725	Nuance Communications, Inc.†	47,715
100	NVE Corp.	7,840
4,525	NVIDIA Corp.(a)	90,998
21	Oclaro, Inc.†(a)	47

Wilshire Mutual Funds, Inc. WILSHIRE 5000 INDEXSMFUND Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value
Information Technology — (continued)
600	OmniVision Technologies, Inc.†	$15,717
4,630	ON Semiconductor Corp.†	54,125
37,530	Oracle Corp.	1,512,459
200	OSI Systems, Inc.†	14,158
100	Palo Alto Networks, Inc.†	17,470
425	Pandora Media, Inc.†	6,604
100	PAR Technology Corp.†	491
600	Park Electrochemical Corp.	11,496
3,525	Paychex, Inc.	165,252
400	PCM, Inc.†	4,012
600	Pegasystems, Inc.	13,734
100	Pericom Semiconductor Corp.(a)	1,315
8	PFSweb, Inc.†	111
33	Pixelworks, Inc.†	194
100	Planar Systems, Inc.†	436
300	Plexus Corp.†	13,164
300	Power Integrations, Inc.	13,554
220	PRGX Global, Inc.†(a)	966
500	Progress Software Corp.†	13,750
300	PROS Holdings, Inc.†(a)	6,333
1,240	PTC, Inc.†(a)	50,865
40	QAD, Inc., Class B	863
1,000	Qlik Technologies, Inc.†	34,960
1,650	QLogic Corp.†	23,413
17,355	QUALCOMM, Inc.	1,086,944
300	Qualys, Inc.†(a)	12,105
1,275	Rackspace Hosting, Inc.†	47,417
1,000	Rambus, Inc.†(a)	14,490
1,000	RealD, Inc.†(a)	12,330
681	RealNetworks, Inc.†(a)	3,684
625	RealPage, Inc.†	11,919
1,840	Red Hat, Inc.†	139,711
600	RELM Wireless Corp.†	2,958
200	Rightside Group, Ltd.†(a)	1,354
300	Rogers Corp.†	19,842
300	Rosetta Stone, Inc.†	2,394
1,020	Rovi Corp.†(a)	16,269
340	Rudolph Technologies, Inc.†	4,083
5,600	Salesforce.com, Inc.†	389,928
2,372	SanDisk Corp.(a)	138,098
633	Sanmina Corp.†	12,761
300	ScanSource, Inc.†	11,418
560	Science Applications International Corp.	29,596
600	Semtech Corp.†(a)	11,910
300	ServiceNow, Inc.†(a)	22,293
300	ShoreTel, Inc.†	2,034
122	Shutterstock, Inc.†(a)	7,154
500	Silicon Laboratories, Inc.†	27,005
1,907	Skyworks Solutions, Inc.(a)	198,519
800	SolarWinds, Inc.†	36,904
800	Solera Holdings, Inc.	35,648
193	Splunk, Inc.†(a)	13,437
100	SS&C Technologies Holdings, Inc.	6,250
2,475	SunEdison, Inc.†(a)	74,027
1,300	SunPower Corp., Class A†(a)	36,933
375	Super Micro Computer, Inc.†(a)	11,092
102	SYKES Enterprises, Inc.†	2,474
7,383	Symantec Corp.	171,655
333	Synaptics, Inc.†(a)	28,883
325	Synchronoss Technologies, Inc.†(a)	14,862
300	SYNNEX Corp.	21,957
1,717	Synopsys, Inc.†	86,966
600	Syntel, Inc.†	28,488
1,025	Take-Two Interactive Software, Inc.†(a)	28,259
800	TechTarget, Inc.†	7,144

Shares		Value
Information Technology — (continued)
1,800	Teradata Corp.†(a)	$66,600
2,425	Teradyne, Inc.	46,778
100	TESSCO Technologies, Inc.	1,981
400	Tessera Technologies, Inc.	15,192
8,310	Texas Instruments, Inc.	428,048
800	TiVo, Inc.†	8,112
1,637	Total System Services, Inc.	68,377
100	Travelzoo, Inc.†	1,128
1,959	Trimble Navigation, Ltd.†(a)	45,958
1,238	TTM Technologies, Inc.†(a)	12,368
1,100	Twitter, Inc.†	39,842
292	Tyler Technologies, Inc.†	37,779
265	Ultimate Software Group, Inc.†	43,550
427	Unisys Corp.†(a)	8,536
114	United Online, Inc.†	1,786
700	Universal Display Corp.†	36,211
66	UTStarcom Holdings Corp.†	131
825	Vantiv, Inc., Class A†	31,507
450	VASCO Data Security International, Inc.†(a)	13,586
400	Veeco Instruments, Inc.†(a)	11,496
1,665	VeriFone Systems, Inc.†(a)	56,543
375	Verint Systems, Inc.†	22,779
916	VeriSign, Inc.†(a)	56,536
350	ViaSat, Inc.†(a)	21,091
475	VirnetX Holding Corp.†(a)	1,995
400	Virtusa Corp.†	20,560
19,604	Visa, Inc., Class A	1,316,409
1,806	Vishay Intertechnology, Inc.(a)	21,094
129	Vishay Precision Group, Inc.†(a)	1,943
845	VMware, Inc., Class A†(a)	72,450
500	Web.com Group, Inc.†	12,110
458	WebMD Health Corp., Class A†	20,280
2,326	Western Digital Corp.	182,405
3,679	Western Union Co. (The)(a)	74,794
459	WEX, Inc.†	52,312
195	Workday, Inc., Class A†(a)	14,896
11,395	Xerox Corp.	121,243
2,750	Xilinx, Inc.	121,440
800	XO Group, Inc.†(a)	13,080
9,325	Yahoo!, Inc.†	366,379
241	Yelp, Inc., Class A†(a)	10,370
525	Zebra Technologies Corp., Class A†(a)	58,301
524	Zillow Group, Inc., Class A†(a)	45,452
8,150	Zynga, Inc., Class A†(a)	23,309
		42,649,252
Materials — 3.3%
381	A Schulman, Inc.(a)	16,657
2,135	Air Products & Chemicals, Inc.	292,132
535	Airgas, Inc.	56,592
1,875	AK Steel Holding Corp.†(a)	7,256
1,032	Albemarle Corp.	57,039
12,423	Alcoa, Inc.	138,517
1,350	Allegheny Technologies, Inc.(a)	40,770
500	AM Castle & Co.†(a)	3,085
400	American Vanguard Corp.(a)	5,520
550	AptarGroup, Inc.	35,074
714	Ashland, Inc.	87,037
700	Avery Dennison Corp.	42,658
675	Axalta Coating Systems, Ltd.†	22,329
575	Axiall Corp.	20,729
348	Balchem Corp.(a)	19,391
1,200	Ball Corp.(a)	84,180
1,150	Bemis Co., Inc.	51,762
700	Cabot Corp.	26,103

Wilshire Mutual Funds, Inc. WILSHIRE 5000 INDEXSMFUND Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value
Materials — (continued)
500	Calgon Carbon Corp.	$9,690
500	Carpenter Technology Corp.(a)	19,340
1,400	Celanese Corp., Class A	100,632
600	Century Aluminum Co.†(a)	6,258
2,595	CF Industries Holdings, Inc.	166,807
850	Chemtura Corp.†	24,064
300	Clearwater Paper Corp.†(a)	17,190
1,400	Cliffs Natural Resources, Inc.(a)	6,062
37	Codexis, Inc.†(a)	144
1,110	Coeur Mining, Inc.†(a)	6,338
1,300	Commercial Metals Co.	20,904
400	Compass Minerals International, Inc.	32,856
1,800	Core Molding Technologies, Inc.†	41,112
1,500	Crown Holdings, Inc.†	79,365
716	Cytec Industries, Inc.	43,339
100	Deltic Timber Corp.	6,764
12,511	Dow Chemical Co. (The)(a)	640,188
534	Eagle Materials, Inc.	40,760
1,415	Eastman Chemical Co.	115,775
2,862	Ecolab, Inc.	323,606
9,696	EI du Pont de Nemours & Co.(a)	620,059
1,000	Ferro Corp.†	16,780
550	Flotek Industries, Inc.†(a)	6,891
875	FMC Corp.(a)	45,981
11,144	Freeport-McMoRan Copper & Gold, Inc.	207,501
1,000	Friedman Industries, Inc.(a)	6,250
500	Globe Specialty Metals, Inc.	8,850
300	Greif, Inc., Class A(a)	10,755
450	HB Fuller Co.	18,279
750	Headwaters, Inc.†	13,665
300	Horsehead Holding Corp.†(a)	3,516
1,575	Huntsman Corp.(a)	34,760
300	Innophos Holdings, Inc.	15,792
300	Innospec, Inc.	13,512
910	International Flavors & Fragrances, Inc.(a)	99,454
4,517	International Paper Co.	214,964
400	Intrepid Potash, Inc.†	4,776
138	Kaiser Aluminum Corp.(a)	11,465
950	KapStone Paper and Packaging Corp.	21,964
300	Koppers Holdings, Inc.	7,416
1,275	Louisiana-Pacific Corp.†(a)	21,713
300	LSB Industries, Inc.†(a)	12,252
645	Martin Marietta Materials, Inc.	91,274
300	Materion Corp.(a)	10,575
1,276	MeadWestvaco Corp.	60,214
350	Minerals Technologies, Inc.	23,845
5,113	Monsanto Co.	544,995
3,275	Mosaic Co. (The)	153,434
200	Myers Industries, Inc.(a)	3,800
300	Neenah Paper, Inc.	17,688
100	NewMarket Corp.(a)	44,389
5,100	Newmont Mining Corp.	119,136
1,000	Noranda Aluminum Holding Corp.(a)	850
2,695	Nucor Corp.	118,769
770	Olin Corp.(a)	20,752
300	OM Group, Inc.	10,080
1,875	Owens-Illinois, Inc.†	43,012
975	Packaging Corp. of America(a)	60,928
1,000	PH Glatfelter Co.	21,990
1,158	PolyOne Corp.(a)	45,359
2,842	PPG Industries, Inc.	326,034
2,861	Praxair, Inc.(a)	342,033
300	Quaker Chemical Corp.	26,652
500	Rayonier Advanced Materials, Inc.	8,130
1,000	Reliance Steel & Aluminum Co.	60,480
1,064	Rock-Tenn Co., Class A	64,053

Shares		Value
Materials — (continued)
600	Royal Gold, Inc.(a)	$36,954
1,100	RPM International, Inc.(a)	53,867
300	RTI International Metals, Inc.†	9,456
300	Schweitzer-Mauduit International, Inc.	11,964
400	Scotts Miracle-Gro Co. (The), Class A	23,684
1,975	Sealed Air Corp.	101,475
100	Senomyx, Inc.†(a)	536
500	Sensient Technologies Corp.	34,170
872	Sherwin-Williams Co. (The)	239,817
1,100	Sigma-Aldrich Corp.	153,285
375	Silgan Holdings, Inc.	19,785
1,075	Sonoco Products Co.	46,075
1,322	Southern Copper Corp.(a)	38,880
2,800	Steel Dynamics, Inc.	58,002
300	Stepan Co.	16,233
1,600	Stillwater Mining Co.†(a)	18,544
564	SunCoke Energy, Inc.	7,332
400	TimkenSteel Corp.	10,796
671	Tredegar Corp.(a)	14,836
500	UFP Technologies, Inc.†	10,460
50	United States Lime & Minerals, Inc.(a)	2,906
1,050	United States Steel Corp.(a)	21,651
600	Valspar Corp.(a)	49,092
1,244	Vulcan Materials Co.	104,409
1,300	Wausau Paper Corp.(a)	11,934
502	Westlake Chemical Corp.	34,432
1,000	Worthington Industries, Inc.(a)	30,060
587	WR Grace & Co.†	58,876
		7,562,603
Telecommunication Services — 2.2%
1,000	8x8, Inc.†	8,960
600	Alaska Communications Systems Group, Inc.†	1,440
55,124	AT&T, Inc.(a)	1,958,004
5,010	CenturyLink, Inc.(a)	147,194
500	Cogent Communications Holdings, Inc.(a)	16,920
1	Consolidated Communications Holdings, Inc.(a)	21
8,586	Frontier Communications Corp.(a)	42,501
600	General Communication, Inc., Class A†	10,206
16	IDT Corp., Class B	289
500	Inteliquent, Inc.	9,200
2,511	Level 3 Communications, Inc.†	132,254
1,411	SBA Communications Corp., Class A†	162,223
400	Spok Holdings, Inc.(a)	6,736
5,422	Sprint Corp.†(a)	24,724
8	Straight Path Communications, Inc.†(a)	262
1,050	Telephone & Data Systems, Inc.	30,870
7,900	T-Mobile US, Inc.†	306,283
300	United States Cellular Corp.†	11,301
44,888	Verizon Communications, Inc.	2,092,230
731	Windstream Holdings, Inc.(a)	4,664
		4,966,282
Utilities — 2.9%
6,335	AES Corp. (The)	84,002
1,119	AGL Resources, Inc.	52,101
425	ALLETE, Inc.	19,716
1,100	Alliant Energy Corp.	63,492
2,500	Ameren Corp.	94,200
5,205	American Electric Power Co., Inc.	275,709
400	American States Water Co.	14,956
1,900	American Water Works Co., Inc.	92,397
1,351	Aqua America, Inc.	33,086
1,100	Atmos Energy Corp.	56,408
1,000	Avista Corp.(a)	30,650
600	Black Hills Corp.	26,190

Wilshire Mutual Funds, Inc. WILSHIRE 5000 INDEXSMFUND Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value
Utilities — (continued)
525	California Water Service Group	$11,996
4,000	Calpine Corp.†(a)	71,960
3,600	CenterPoint Energy, Inc.	68,508
300	Chesapeake Utilities Corp.(a)	16,155
700	Cleco Corp.	37,695
2,850	CMS Energy Corp.	90,744
3,150	Consolidated Edison, Inc.(a)	182,322
6,290	Dominion Resources, Inc.(a)	420,612
1,675	DTE Energy Co.	125,022
7,635	Duke Energy Corp.	539,184
11	Dynegy, Inc., Class A†	322
3,450	Edison International	191,751
400	El Paso Electric Co.	13,864
475	Empire District Electric Co.	10,355
1,650	Entergy Corp.	116,325
3,167	Eversource Energy(a)	143,813
8,341	Exelon Corp.(a)	262,074
3,680	FirstEnergy Corp.	119,784
16	Genie Energy, Ltd., Class B	167
905	Great Plains Energy, Inc.	21,865
1,100	Hawaiian Electric Industries, Inc.(a)	32,703
500	IDACORP, Inc.(a)	28,070
1,800	ITC Holdings Corp.	57,924
650	Laclede Group, Inc.(a)	33,839
1,125	MDU Resources Group, Inc.(a)	21,971
450	MGE Energy, Inc.(a)	17,428
950	National Fuel Gas Co.(a)	55,945
800	New Jersey Resources Corp.	22,040
4,707	NextEra Energy, Inc.	461,427
3,315	NiSource, Inc.	151,131
300	Northwest Natural Gas Co.(a)	12,654
400	NorthWestern Corp.(a)	19,500
2,977	NRG Energy, Inc.(a)	68,114
300	NRG Yield, Inc., Class A(a)	6,597
300	NRG Yield, Inc., Class C(a)	6,567
1,800	OGE Energy Corp.	51,426
587	ONE Gas, Inc.(a)	24,983
1,000	Ormat Technologies, Inc.(a)	37,680
350	Otter Tail Corp.(a)	9,310
1,850	Pepco Holdings, Inc.	49,839
4,600	PG&E Corp.	225,860
1,000	Piedmont Natural Gas Co., Inc.(a)	35,310
1,000	Pinnacle West Capital Corp.	56,890
700	PNM Resources, Inc.	17,220
1,100	Portland General Electric Co.	36,476
7,525	PPL Corp.	221,762
5,325	Public Service Enterprise Group, Inc.	209,166
1,300	Questar Corp.	27,183
1,379	SCANA Corp.(a)	69,847
2,640	Sempra Energy	261,202
650	South Jersey Industries, Inc.	16,074
9,700	Southern Co. (The)(a)	406,430
475	Southwest Gas Corp.	25,275
939	Talen Energy Corp.†(a)	16,113
1,700	TECO Energy, Inc.(a)	30,022
1,950	UGI Corp.	67,177
550	UIL Holdings Corp.(a)	25,201
433	Vectren Corp.	16,662
2,990	WEC Energy Group, Inc.	134,442
1,175	Westar Energy, Inc., Class A	40,209
650	WGL Holdings, Inc.	35,289
5,150	Xcel Energy, Inc.(a)	165,727
		6,596,110
Total Common Stock
(Cost $97,276,222)		226,166,343

Shares		Value

SHORT-TERM INVESTMENTS (e) — 13.6%
1,352,728	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%	$1,352,728
29,551,035	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010%(f)	29,551,035

Total Short-Term Investments
(Cost $30,903,763)		30,903,763

WARRANTS † — 0.0%
55	Biotime, Expires 10/01/18	61
183	Dynegy, Inc., Expires 10/04/17	725
79	Eagle Bulk Shipping, Inc., Expires 10/15/21	30
Total Warrants (Cost $5,185)		816
RIGHTS † ‡‡— 0.0%
United States — 0.0%
116	Furiex Pharmaceuticals	1,133
1,500	Leap Wireless	3,780
2,075	Safeway - PDC	101
2,075	Safeway CVR - Casa Ley	2,106
625	Seritage Growth Properties	2,013
Total Rights (Cost $–)		9,133
Total Investments — 113.0%
(Cost $128,185,170)		257,080,055
Other Assets & Liabilities, Net — (13.0)%		(29,515,907)
NET ASSETS — 100.0%		$227,564,148

†	Non-income producing security.
‡‡	Expiration date is unavailable.
(a)	This security or a partial position of this security is on loan at June 30, 2015. The total market value of securities on loan at June 30, 2015 was $31,123,745.
(b)	Security considered Master Limited Partnership. At June 30, 2015, this security amounted to $159,631 or 0.0% of Net Assets.
(c)	Real Estate Investment Trust.
(d)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(e)	Rate shown is the 7-day effective yield as of June 30, 2015.
(f)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2015 was $29,551,035.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $2,243,044.

BDC — Business Development Company
CVR — Contingent Value Rights
LLC— Limited Liability Company
Ltd. — Limited
PLC— Public Limited Company

Amounts designated as “—” are either $0, or have been rounded to $0.

Wilshire Mutual Funds, Inc. WILSHIRE 5000 INDEXSMFUND Schedule of Investments	June 30, 2015 (Unaudited)

As of June 30, 2015, all of the Fund’s investments were considered Level 1, except for Furiex Pharmaceuticals Contingent Value Rights, Leap Wireless Contingent Value Rights, Orleans Homebuilders, Inc., Safeway Contingent Value Rights – CASA Ley, Safeway Contingent Value Rights - PDC and Trico Marine Services, Inc. which were Level 3. At June 30, 2015, the value of these Level 3 investments was $7,120. A reconciliation of Level 3 investments is only presented when the Portfolio has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. For the six months ended June 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Wilshire Mutual Funds, Inc. WILSHIRE INTERNATIONAL EQUITY FUND Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value

COMMON STOCK — 95.7%
Australia — 2.9%
3,908	Amcor, Ltd.	$41,298
37,821	APA Group	240,222
966	ASX, Ltd.	29,709
27,903	Aurizon Holdings, Ltd.	110,226
25,501	Australia & New Zealand Banking Group, Ltd.	632,863
3,973	Boral, Ltd.	17,898
3,924	Cochlear, Ltd.	242,498
6,043	Commonwealth Bank of Australia	396,282
21,015	Computershare, Ltd.	189,271
30,985	CSL, Ltd.	2,065,661
125,901	GPT Group(a)	415,054
9,530	Iluka Resources, Ltd.(b)	56,358
10,693	Lend Lease Group	123,635
14,026	Newcrest Mining, Ltd.†	141,230
12,875	Sonic Healthcare, Ltd.	212,009
26,806	Stockland(a)	84,646
16,886	Sydney Airport	64,795
59,605	Tatts Group, Ltd.	170,903
66,029	Transurban Group	473,403
6,298	Westfield Corp.(a)	44,235
		5,752,196
Austria — 0.4%
27,505	OMV AG	757,207
8,446	Raiffeisen Bank International AG	122,900
		880,107
Belgium — 0.9%
4,775	Ageas	184,236
878	Colruyt SA	39,385
5,419	Delhaize Group	440,768
2,388	KBC Groep NV	160,087
1,820	Telenet Group Holding NV†	99,022
10,462	UCB SA	752,274
		1,675,772
Bermuda — 1.7%
55,265	Lazard, Ltd., Class A(c)	3,108,104
17,892	Seadrill, Ltd.(b)	185,818
		3,293,922
Brazil — 0.6%
58,116	Banco Bradesco SA ADR ADR(b)	532,343
800	Banco Santander Brasil SA	4,325
1,600	Cia de Saneamento Basico do Estado de Sao Paulo	8,440
2,780	Cielo SA	39,298
1,000	Cosan SA Industria e Comercio	8,083
43,000	Embraer SA	325,290
36,100	JBS SA	190,073
1,100	Lojas Renner SA	40,192
21,100	Petroleo Brasileiro SA†	95,486
600	Porto Seguro SA	7,984
3,700	Transmissora Alianca de Energia Eletrica SA	24,515
		1,276,029
Canada — 5.4%
800	Agrium, Inc.	84,785
3,900	Alimentation Couche-Tard, Inc., Class B	166,835
600	Barrick Gold Corp.	6,413
7,500	Bombardier, Inc., Class B(b)	13,511
9,500	CAE, Inc.	113,102
2,900	Canadian Imperial Bank of Commerce	213,866

Shares		Value
Canada — (continued)
7,000	Canadian National Railway Co.	$403,859
4,400	Canadian Oil Sands, Ltd.(b)	35,580
15,330	Canadian Pacific Railway, Ltd.(b)	2,456,326
700	Canadian Pacific Railway, Ltd.*	112,101
6,200	CGI Group, Inc., Class A†(b)	242,490
1,700	CI Financial Corp.	45,733
4,700	Constellation Software, Inc.	1,865,926
6,700	Dollarama, Inc.	406,077
500	Enbridge, Inc.	23,383
200	Fairfax Financial Holdings, Ltd.	98,620
1,600	Husky Energy, Inc.(b)	30,604
900	Industrial Alliance Insurance & Financial Services, Inc.	30,271
1,400	Intact Financial Corp., Class Common Subscription Receipt	97,283
5,500	Kinross Gold Corp.†	12,814
16,400	Magna International, Inc.	920,448
600	MEG Energy Corp.†	9,800
900	Methanex Corp.	50,239
5,700	Metro, Inc., Class A	152,974
6,300	Onex Corp.	348,593
900	Paramount Resources, Ltd., Class A†	20,680
17,600	Royal Bank of Canada	1,076,292
14,400	Suncor Energy, Inc.	396,605
1,200	TransAlta Corp.	9,300
4,600	Valeant Pharmaceuticals International, Inc.†	1,020,434
900	West Fraser Timber Co., Ltd.	49,453
1,600	Yamana Gold, Inc.	4,817
		10,519,214
China — 5.1%
789,000	Agricultural Bank of China, Ltd., Class H	423,862
11,800	Alibaba Group Holding, Ltd. ADR†(b)	970,786
86,000	ANTA Sports Products, Ltd.	208,489
1,987,000	Bank of China, Ltd., Class H	1,289,526
124,000	Beijing Capital International Airport Co., Ltd., Class H	142,776
38,000	China CITIC Bank Corp., Ltd., Class H	30,256
810,000	China Construction Bank Corp., Class H	738,846
90,000	China Everbright Bank Co., Ltd., Class H	53,906
34,000	China Merchants Bank Co., Ltd., Class H	98,758
172,000	China Railway Group, Ltd., Class H	185,428
138,500	Fosun International, Ltd.	325,701
367,000	Industrial & Commercial Bank of China, Ltd., Class H	291,224
12,000	Jiangsu Expressway Co., Ltd., Class H	15,743
4,500	NetEase, Inc. ADR	651,893
30,000	PICC Property & Casualty Co., Ltd., Class H	68,292
45,000	Ping An Insurance Group Co. of China, Ltd., Class H	607,299
150,000	Sihuan Pharmaceutical Holdings Group, Ltd.	85,338
147,900	Tencent Holdings, Ltd.	2,957,487
14,700	WuXi PharmaTech Cayman, Inc. ADR†(b)	621,222
124,000	Zhejiang Expressway Co., Ltd., Class H	171,968
		9,938,800
Denmark — 5.8%
67,733	Chr Hansen Holding A	3,302,801
5,271	Danske Bank A/S	154,952
1,419	DSV A/S	45,949
56,575	Novo Nordisk ADR(b)	3,098,047
48,713	Novozymes A, Class B	2,314,386

Wilshire Mutual Funds, Inc. WILSHIRE INTERNATIONAL EQUITY FUND Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value
Denmark — (continued)
12,547	Pandora A	$1,346,346
73,711	TDC A	540,327
14,500	Tryg A	302,325
5,591	Vestas Wind Systems A/S	278,675
		11,383,808
Finland — 0.8%
416	Neste Oyj	10,612
2,526	Nokia OYJ	17,220
2,166	Sampo Oyj, Class A	102,077
15,353	Stora Enso OYJ, Class R(b)	158,217
27,228	UPM-Kymmene OYJ	481,825
15,500	Wartsila OYJ Abp	726,286
		1,496,237
France — 4.4%
16,436	Airbus Group SE	1,070,600
67,354	Alcatel-Lucent†	245,656
7,168	AXA SA	181,723
2,352	BNP Paribas	142,726
7,100	Cap Gemini SA	629,889
4,062	Casino Guichard Perrachon SA	308,317
3,793	Christian Dior SE	742,553
5,047	Cie Generale des Etablissements Michelin, Class B	531,066
9,528	CNP Assurances	159,468
36,886	Electricite de France SA	825,091
5,173	Eutelsat Communications SA	167,105
12	Hermes International	4,480
1,280	Lagardere SCA	37,454
11,659	LVMH Moet Hennessy Louis Vuitton SE	2,049,778
33,619	Natixis SA	242,640
778	Renault SA	81,571
10,638	Safran SA	722,953
3,377	Societe Generale	158,462
1,250	Sodexo	118,997
1,095	Technip SA	67,862
121	Valeo SA	19,140
7,605	Vallourec SA	155,368
621	Vinci SA	36,042
		8,698,941
Germany — 3.4%
4,018	Allianz SE	626,613
2,167	Axel Springer SE	113,810
8,757	BASF SE	770,556
6,444	Bayer AG	902,420
2,184	Bayerische Motoren Werke AG	239,180
2,855	Brenntag AG	163,824
3,405	Continental AG	806,229
3,468	Daimler AG	315,920
11,885	Deutsche Bank AG	357,343
17,107	Deutsche Lufthansa AG	220,716
9,885	Fresenius SE & Co. KGaA	634,682
1,315	Hannover Rueck SE	127,274
3,318	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(b)	588,264
3,000	ProSiebenSat.1 Media AG	148,183
7,497	RWE AG	161,249
1,271	SAP SE	89,067
639	Siemens AG	64,649
11,645	ThyssenKrupp AG	302,939
1,599	United Internet AG	71,068
		6,703,986
Hong Kong — 3.4%
96,600	AIA Group, Ltd.	631,634

Shares		Value
Hong Kong — (continued)
11,700	ASM Pacific Technology, Ltd.	$115,787
43,600	Beijing Enterprises Holdings, Ltd.	327,630
127,000	China Everbright International, Ltd.	227,457
11,000	China Mobile, Ltd.	140,733
56,800	China Taiping Insurance Holdings Co., Ltd.†	203,354
264,000	China Unicom Hong Kong, Ltd.	412,734
37,000	CITIC, Ltd.	66,354
105,216	CK Hutchison Holdings, Ltd.	1,546,883
7,000	CNOOC, Ltd.	9,929
218,000	Guangdong Investment, Ltd.	305,057
150,000	Haier Electronics Group Co., Ltd.	403,874
58,000	Hang Lung Properties, Ltd.	172,372
20,600	Hang Seng Bank, Ltd.	402,338
46,000	Hysan Development Co., Ltd.	199,202
46,500	Kerry Properties, Ltd.	182,271
315,200	Lenovo Group, Ltd.	435,784
74,000	People's Insurance Co. Group of China, Ltd., Class H	47,308
6,000	Shangri-La Asia, Ltd.	8,366
32,000	Sino Land Co., Ltd.	53,412
212,500	Techtronic Industries Co., Ltd.	694,796
		6,587,275
India — 0.4%
47,000	Infosys, Ltd. ADR(b)	744,950

Indonesia — 0.6%
463,900	Bank Mandiri	348,728
623,300	Bank Rakyat Indonesia Persero	482,414
688,800	Indofood Sukses Makmur	338,941
		1,170,083
Ireland — 2.7%
168,170	Experian PLC	3,058,723
31,895	ICON PLC†(b)	2,146,533
		5,205,256
Israel — 0.1%
346	Delek Group, Ltd.	102,014
198	Israel Corp., Ltd.	69,883
10,163	Mizrahi Tefahot Bank, Ltd.	125,952
		297,849
Italy — 1.5%
10,875	Assicurazioni Generali SpA	196,009
1,086	Atlantia SpA	26,833
6,843	Enel SPA	31,014
2,358	Eni SpA	41,882
6,897	EXOR SpA	329,470
17,447	Fiat Chrysler Automobiles NV†	255,951
4,918	Finmeccanica SPA†	61,864
187,234	Intesa Sanpaolo SpA	679,939
18,355	Saipem SpA(b)	193,959
71,031	Snam SpA	338,039
182,337	Telecom Italia SpA	185,941
289,558	Telecom Italia SpA	367,974
32,035	Terna Rete Elettrica Nazionale SpA	141,651
		2,850,526
Japan — 14.4%
2,000	ABC-Mart, Inc.	122,405
1,000	Aozora Bank, Ltd.	3,773
32,000	Astellas Pharma, Inc.	455,867
11,000	Bank of Kyoto, Ltd.	126,535
9,100	Bridgestone Corp.	336,359
4,000	Calbee, Inc.	168,512

Wilshire Mutual Funds, Inc. WILSHIRE INTERNATIONAL EQUITY FUND Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value
Japan — (continued)
11,600	Chugoku Bank, Ltd.	$182,837
1,000	Dai Nippon Printing Co., Ltd.	10,319
29,300	Dai-ichi Life Insurance Co., Ltd.	575,380
600	Daikin Industries, Ltd.	43,133
1,300	Daito Trust Construction Co., Ltd.	134,544
2,200	Electric Power Development Co., Ltd.	77,717
11,000	FANUC Corp.	2,250,772
9,000	Fuji Electric Co., Ltd.	38,708
11,100	Fuji Heavy Industries, Ltd.	408,156
13,000	Fujitsu, Ltd.	72,636
29,000	GungHo Online Entertainment, Inc.(b)	112,856
7,000	Gunma Bank, Ltd.	51,649
2,730	Hirose Electric Co., Ltd.	391,151
10,000	Hiroshima Bank, Ltd.	59,713
7,000	Hitachi Metals, Ltd.	107,614
78,000	Hitachi, Ltd.	513,829
90,000	Hokuhoku Financial Group, Inc.	212,332
14,400	Honda Motor Co., Ltd.	465,406
6,800	Idemitsu Kosan Co., Ltd.	133,402
10,000	IHI Corp.	46,562
33,900	INPEX Corp.	384,798
74,800	ITOCHU Corp.	987,900
4,800	Iyo Bank, Ltd.	58,929
3,700	Japan Airlines Co., Ltd.	128,943
4,700	Japan Display, Inc.	17,741
1,000	Japan Exchange Group, Inc.	32,419
26,000	Japan Tobacco, Inc.	924,281
11,000	JFE Holdings, Inc.	243,715
13,000	JGC Corp.	245,403
4,200	JSR Corp.	74,144
8,200	JX Holdings, Inc.	35,353
4,000	Kamigumi Co., Ltd.	37,547
20,300	Kansai Electric Power Co., Inc. (The)	224,732
32,000	Kansai Paint Co., Ltd.	495,782
13,000	Keisei Electric Railway Co., Ltd.	154,562
200	Keyence Corp.	107,795
2,000	Kikkoman Corp.	62,447
92,000	Kobe Steel, Ltd.	154,782
4,400	Koito Manufacturing Co., Ltd.	171,324
4,700	Kurita Water Industries, Ltd.	109,481
20,600	Kyushu Electric Power Co., Inc.	238,835
61,300	Marubeni Corp.	351,779
5,200	Maruichi Steel Tube, Ltd.(b)	129,066
8,000	Minebea Co., Ltd.	132,067
3,900	Miraca Holdings, Inc.	194,860
2,000	Mitsubishi Materials Corp.	7,679
5,900	Mitsubishi Tanabe Pharma Corp.	88,393
91,800	Mitsubishi UFJ Financial Group, Inc.	660,452
4,000	Mitsui OSK Lines, Ltd.	12,804
2,700	Mixi, Inc.	133,955
4,000	Nabtesco Corp.	100,335
8,000	NH Foods, Ltd.	182,437
11,200	NHK Spring Co., Ltd.	123,316
25	Nippon Prologis Inc. (a)	46,004
14,800	Nippon Telegraph & Telephone Corp.	535,993
16,000	Nippon Yusen KK	44,545
62,000	Nissan Motor Co., Ltd.	647,711
2,300	Nissin Foods Holdings Co., Ltd.	100,771
5,900	Nitto Denko Corp.	484,522
119,600	Nomura Holdings, Inc.	807,521
2,700	Nomura Research Institute, Ltd.	105,580
5,000	Obayashi Corp.	36,461
17,000	Oji Holdings Corp.	73,879
105,900	Resona Holdings, Inc.	577,592
11,500	Santen Pharmaceutical Co., Ltd.	162,710

Shares		Value
Japan — (continued)
18,700	Seiko Epson Corp.	$331,372
31,400	Sekisui House, Ltd.	498,662
1,700	Shimano, Inc.	231,983
13,400	Showa Shell Sekiyu	117,083
12,600	SoftBank Group Corp.	742,178
23,700	Sony Corp.	673,006
11,100	Sumitomo Corp.	129,198
12,100	Sumitomo Rubber Industries, Ltd.	187,433
16,900	Sundrug Co., Ltd.	1,006,316
48,300	Sysmex Corp.	2,876,628
12,400	T&D Holdings, Inc.	184,853
17,000	Taiheiyo Cement Corp.	49,715
24,000	Taisei Corp.	137,784
6,900	TDK Corp.	528,350
2,300	THK Co., Ltd.	49,634
5,300	Toho Co., Ltd.	131,785
32,100	Tohoku Electric Power Co., Inc.	434,617
11,000	Toshiba Corp.	37,722
200	Toyota Motor Corp.	13,383
65,600	Unicharm Corp.	1,558,297
15,700	USS Co., Ltd.	283,151
16,000	Yamaguchi Financial Group, Inc.	199,236
8,500	Yokohama Rubber Co., Ltd.	170,558
		28,306,456
Luxembourg — 0.1%
11,701	ArcelorMittal	113,636
658	Subsea 7 SA	6,436
		120,072
Mexico — 1.3%
86,900	Alfa SAB de CV, Class A	166,529
34,800	Controladora Comercial Mexicana SAB de CV	109,044
13,500	Gruma SAB de CV, Class B	174,145
23,600	Grupo Aeroportuario del Pacifico SAB de CV, Class B	161,563
5,600	Grupo Carso SAB de CV	23,337
84,600	Grupo Financiero Banorte SAB de CV, Class O	465,159
21,300	Grupo Televisa SAB	165,372
534,700	Wal-Mart de Mexico SAB de CV	1,306,005
		2,571,154
Netherlands — 6.1%
11,882	Aegon NV	87,668
4,950	ASML Holding NV	514,888
27,925	ASML Holding NV ADR, Class G(b)	2,907,830
15,370	Core Laboratories NV(b)	1,752,795
18,797	Delta Lloyd NV	308,450
7,169	Heineken NV	545,041
71,048	ING Groep NV, CVA	1,179,781
23,600	Koninklijke Ahold NV	443,036
1,287	NN Group NV	36,245
11,225	Randstad Holding NV	730,384
22,699	Relx NV	539,913
4,719	Royal Dutch Shell PLC, Class A	133,425
4,785	Royal Dutch Shell PLC, Class B	136,230
49,805	Sensata Technologies Holding NV†(b)	2,626,716
222	Wolters Kluwer NV	6,607
		11,949,009
New Zealand — 0.0%
6,998	Fletcher Building, Ltd.	38,508
15,152	Meridian Energy, Ltd.	22,178
		60,686

Wilshire Mutual Funds, Inc. WILSHIRE INTERNATIONAL EQUITY FUND Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value
Norway — 0.9%
12,586	DnB NOR ASA	$209,603
89,447	Norsk Hydro ASA(b)	375,403
59,447	Statoil ASA	1,063,091
6,255	Telenor ASA	137,140
		1,785,237
Panama — 0.2%
10,300	Banco Latinoamericano de Comercio Exterior SA, Class E(b)	331,454

Portugal — 0.0%
993,282	Banco Comercial Portugues SA, Class R†	86,825

Russia — 0.8%
13,800	Alrosa AO	15,788
5,475	Lukoil OAO ADR	241,227
5,038	Lukoil OAO GDR	226,257
100,720	Moscow Exchange MICEX-RTS PJSC	127,494
14,330	Severstal PAO†	154,234
12,980	Tatneft†	69,755
54,680	Yandex NV, Class A†	832,229
		1,666,984
Singapore — 0.6%
137,300	Ascendas Real Estate Investment Trust(a)	250,672
106,800	Singapore Press Holdings, Ltd.	323,359
11,700	StarHub, Ltd.	34,298
37,000	United Overseas Bank, Ltd.	633,032
7,200	Wilmar International, Ltd.	17,524
		1,258,885
South Africa — 2.1%
10,600	Aspen Pharmacare Holdings, Ltd.	313,468
163,090	FirstRand, Ltd.	714,532
9,322	Liberty Holdings, Ltd.	111,349
1,110	Mr Price Group, Ltd.	22,847
75,471	Netcare, Ltd.	237,443
54,901	Remgro, Ltd.	1,153,869
26,778	Sanlam, Ltd.	145,768
5,196	Sasol, Ltd.	192,407
79,900	Shoprite Holdings, Ltd.	1,138,893
4,003	Vodacom Group, Ltd.	45,650
		4,076,226
South Korea — 2.1%
12,008	Daewoo Securities Co., Ltd.	163,689
121	Dongbu Insurance Co., Ltd.	6,119
182	GS Holdings	8,098
4,033	Hana Financial Group, Inc.	104,881
100	Hanssem Co., Ltd.	25,179
3,302	Hanwha Corp.	139,594
128	Hyundai Development Co.-Engineering & Construction	7,583
134	Hyundai Mipo Dockyard Co., Ltd.	7,767
3,095	Hyundai Steel Co.	187,768
3,616	Industrial Bank of Korea	46,778
1,205	Kangwon Land, Inc.	39,930
1,069	KB Financial Group, Inc.	35,307
18,527	Korea Electric Power Corp.	757,293
157	Korea Gas Corp.	6,080
1,505	Korea Investment Holdings Co., Ltd.	85,735
259	Korean Air Lines Co., Ltd.†	9,395
964	KT&G Corp.	81,931
21,270	LG Display Co., Ltd.	491,095
106	Mirae Asset Securities Co., Ltd.	4,785
600	NAVER Corp.	340,582

Shares		Value
South Korea — (continued)
2,858	NH Investment & Securities Co., Ltd.	$31,153
555	Samsung Electronics Co., Ltd.	629,696
1,813	Samsung Securities Co., Ltd.	88,532
9,452	SK Hynix, Inc.	358,245
1,610	SK Telecom Co., Ltd.	360,248
264	S-Oil Corp.	15,956
1,714	Woori Bank	15,033
		4,048,452
Spain — 2.9%
4,339	Abertis Infraestructuras SA	71,255
6,225	ACS Actividades de Construccion y Servicios SA	200,794
2,713	Amadeus IT Holding SA, Class A	108,304
9,908	Banco Bilbao Vizcaya Argentaria SA	97,633
215,674	Banco Santander SA	1,517,058
68,200	Bankinter SA	505,835
15,073	CaixaBank SA	70,139
38,001	Ferrovial SA	825,628
13,237	Grifols SA	534,536
53,142	Inditex SA	1,733,353
		5,664,535
Sweden — 1.8%
10,749	Electrolux AB, Class B	336,800
12,922	Elekta AB, Class B(b)	81,031
27,643	Husqvarna AB, Class B	208,225
3,407	ICA Gruppen AB	120,873
2,844	Nordea Bank AB	35,470
3,833	Sandvik AB	42,375
31,512	Skandinaviska Enskilda Banken AB, Class A	403,081
75,464	Svenska Cellulosa AB SCA, Class B	1,918,913
4,272	Svenska Handelsbanken AB, Class A	62,364
10,319	Swedbank AB, Class A	240,581
2,787	Telefonaktiebolaget LM Ericsson, Class B	29,027
		3,478,740
Switzerland — 5.7%
2,109	Actelion, Ltd.	308,866
6,286	Aryzta AG†	309,292
16,641	Credit Suisse Group AG	459,083
3,737	Lonza Group AG	499,507
47,513	Nestle SA	3,428,093
11,474	Novartis AG	1,128,588
5,479	Roche Holding AG	1,536,265
1,032	SGS SA	1,881,950
11	Sika AG	38,796
20,594	STMicroelectronics NV	168,602
2,675	Swatch Group AG (The)(b)	1,042,389
102	Swiss Life Holding AG	23,356
17,312	Transocean, Ltd.(b)	280,659
548	Zurich Insurance Group AG	166,828
		11,272,274
Taiwan — 3.6%
6,000	Asustek Computer, Inc.	58,434
267,000	AU Optronics Corp.	118,461
13,000	Cathay Financial Holding Co., Ltd.	22,698
38,000	Chicony Electronics Co., Ltd.	101,995
43,000	China Motor Corp.	33,516
116,000	Chunghwa Telecom Co., Ltd.	370,193
43,000	Far Eastern New Century Corp.	45,548
15,000	Foxconn Technology Co., Ltd.	54,424
43,000	Innolux Corp.	22,404
2,000	Novatek Microelectronics Corp.	9,647
73,000	Pegatron Corp.	213,594

Wilshire Mutual Funds, Inc. WILSHIRE INTERNATIONAL EQUITY FUND Schedule of Investments	June 30, 2015 (Unaudited)

Shares		Value
Taiwan — (continued)
1,000	Phison Electronics Corp.	$8,656
8,000	Realtek Semiconductor Corp.	20,502
20,000	Ruentex Industries, Ltd.	45,790
582,000	Shin Kong Financial Holding Co., Ltd.	177,657
159,000	SinoPac Financial Holdings Co., Ltd.	70,327
25,000	Standard Foods Corp.	74,756
125,000	Taishin Financial Holding Co., Ltd.	52,079
313,000	Taiwan Business Bank†	96,458
67,000	Taiwan Cooperative Financial Holding Co., Ltd.	35,059
225,560	Taiwan Semiconductor Manufacturing Co., Ltd. ADR(b)	5,122,468
15,000	Transcend Information, Inc.	55,196
25,000	Uni-President Enterprises Corp.	44,333
40,000	Wan Hai Lines, Ltd.	31,763
110,000	WPG Holdings, Ltd.	137,780
		7,023,738
Thailand — 0.2%
25,500	Kasikornbank PCL	142,235
525,500	Krung Thai Bank PCL	265,484
		407,719
Turkey — 0.2%
117,400	Haci Omer Sabanci Holding AS	442,256

United Kingdom — 10.8%
7,129	Aberdeen Asset Management PLC	45,219
1,496	Admiral Group PLC	32,598
2,846	Amec Foster Wheeler PLC	36,552
8,071	ARM Holdings PLC	132,072
48,700	ARM Holdings PLC ADR(b)	2,399,449
7,318	AstraZeneca PLC	463,155
6,619	Aviva PLC	51,266
30,620	BAE Systems PLC	216,954
12,313	Barclays PLC	50,466
209,542	BP PLC	1,390,654
31,512	British American Tobacco PLC	1,696,674
234,825	BT Group PLC, Class A	1,662,866
1,213	Burberry Group PLC	29,925
2,248	Capita Group PLC (The)	43,680
55,848	Centrica PLC	231,739
81,855	Compass Group PLC	1,353,804
12,786	Diageo PLC	370,278
19,928	easyJet PLC	484,418
83,501	G4S PLC	352,082
9,320	GlaxoSmithKline PLC	193,780
22,064	Glencore PLC	88,481
40,951	HSBC Holdings PLC	366,690
23,324	ICAP PLC	194,008
52,200	International Consolidated Airlines Group SA†	405,649
11,384	ITV PLC	47,100
7,925	Legal & General Group PLC	30,987
352,806	Lloyds Banking Group PLC	473,533
5,843	London Stock Exchange Group PLC	217,362
1,238	Next PLC	144,897
4,654	Persimmon PLC	144,394
8,992	Petrofac, Ltd.	130,839
10,350	Provident Financial PLC	475,848
57,983	Prudential PLC	1,397,356
31,451	Reckitt Benckiser Group PLC	2,712,139
5,400	Reed Elsevier PLC	87,753
1,556	Rio Tinto PLC	64,002
20,780	Sky PLC	338,455
37,143	Smith & Nephew PLC	628,355

Shares		Value
United Kingdom — (continued)
5,798	Sports Direct International PLC†	$65,371
55,787	Tesco PLC	185,869
3,119	Travis Perkins PLC	103,300
52,107	Tullow Oil PLC	278,473
3,279	Vodafone Group PLC	11,961
2,201	Weir Group PLC	58,661
49,742	WH Smith PLC	1,192,895
		21,082,009
United States — 1.8%
26,630	ACE, Ltd.	2,707,738
1,500	Baidu, Inc. ADR†	298,620
13,610	Tata Motors, Ltd. ADR(b)	469,137
		3,475,495
Total Common Stock
(Cost $182,546,544)		187,583,157

SHORT-TERM INVESTMENTS (d)— 12.8%
4,516,671	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%	4,516,671
20,657,972	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010% (e)	20,657,972

Total Short-Term Investments
(Cost $25,174,643)		25,174,643

PREFERRED STOCK — 1.0%
Brazil — 0.4%
3,800	AES Tiete SA	21,218
1,320	Banco Bradesco SA, Class Preference	12,100
16,200	Centrais Eletricas Brasileiras SA	44,133
11,100	Cia Brasileira de Distribuicao, Class Preference	262,086
700	Cia Energetica de Minas Gerais	2,654
6,900	Cia Energetica de Sao Paulo, Class Preference	43,431
6,800	Itau Unibanco Holding SA	74,909
54,100	Petroleo Brasileiro SA†	221,683
4,300	Suzano Papel e Celulose SA, Class A	22,917
		705,131
Germany — 0.4%
6,719	Henkel AG & Co. KGAA	753,981
100	Porsche Automobil Holding SE	8,432
		762,413
Russia — 0.1%
39	AK Transneft OAO†	95,247
96,700	Surgutneftegas†	74,710
		169,957
South Korea — 0.1%
241	Hyundai Motor Co.	22,026
364	Hyundai Motor Co.	34,231
196	Samsung Electronics Co., Ltd., Class Preference	174,189
		230,446
Total Preferred Stock
(Cost $2,128,414)		1,867,947

EXCHANGE TRADED FUNDS — 0.8%
33,018	iShares MSCI India ETF	1,000,776
11,891	Vanguard FTSE All-World ex-US ETF	577,308

Wilshire Mutual Funds, Inc. WILSHIRE INTERNATIONAL EQUITY FUND Schedule of Investments	June 30, 2015 (Unaudited)

Shares	Value

TotalExchange Traded Fund
(Cost $1,558,661)	$1,578,084
Total Investments — 110.3%
(Cost $211,408,262)	216,203,831
Other Assets & Liabilities, Net — (10.3)%	(20,166,791)
NET ASSETS — 100.0%	$196,037,040

†	Non-income producing security.
*	Security traded on the Toronto Stock Exchange.
(a)	Real Estate Investment Trust.
(b)	This security or a partial position of this security is on loan at June 30, 2015. The total market value of securities on loan at June 30, 2015 was $23,482,460.
(c)	Security considered Master Limited Partnership. At June 30, 2015, this security amounted to $3,108,104 or 1.6% of Net Assets.
(d)	Rate shown is the 7-day effective yield as of June 30, 2015.
(e)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2015 was $20,657,972. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $3,569,671.

ADR — American Depositary Receipt
ETF — Exchange Traded Fund
FTSE — Financial Times Stock Exchange GDR — Global Depositary Receipt Ltd. — Limited MSCI — Morgan Stanley Capital International
PLC — Public Limited Company
Amounts designated as “—“ are either $0 or have been rounded to $0.

The following is a summary of the inputs used as of June 30, 2015 valuing the Portfolio’s investments carried at value:

Investments in Securities	Level 1	Level 2		Level 3^	Total
Common Stock
Australia	$—	$5,752,196	*	$—	$5,752,196
Austria	—	880,107	*	—	880,107
Belgium	—	1,675,772	*	—	1,675,772
Bermuda	3,108,104	185,818	*	—	3,293,922
Brazil	1,276,029	—		—	1,276,029
Canada	10,519,214	—		—	10,519,214
China	2,243,901	7,609,561	*	85,338	9,938,800
Denmark	3,098,047	8,285,761	*	—	11,383,808
Finland	—	1,496,237	*	—	1,496,237
France	—	8,698,941	*	—	8,698,941
Germany	—	6,703,986	*	—	6,703,986
Hong Kong	—	6,587,275	*	—	6,587,275
India	744,950	—		—	744,950
Indonesia	—	1,170,083	*	—	1,170,083
Ireland	2,146,533	3,058,723	*	—	5,205,256
Israel	—	297,849	*	—	297,849
Italy	—	2,850,526	*	—	2,850,526
Japan	—	28,306,456	*	—	28,306,456
Luxembourg	—	120,072	*	—	120,072
Mexico	2,571,154	—		—	2,571,154
Netherlands	7,287,341	4,661,668	*	—	11,949,009
New Zealand	22,178	38,508	*	—	60,686
Norway	—	1,785,237	*	—	1,785,237
Panama	331,454	—		—	331,454
Portugal	—	86,825	*	—	86,825
Russia	1,058,486	608,498	*	—	1,666,984
Singapore	—	1,258,885	*	—	1,258,885
South Africa	—	4,076,226	*	—	4,076,226
South Korea	—	4,048,452	*	—	4,048,452
Spain	—	5,664,535	*	—	5,664,535
Sweden	—	3,478,740	*	—	3,478,740
Switzerland	—	11,272,274	*	—	11,272,274
Taiwan	5,122,468	1,901,270	*	—	7,023,738
Thailand	—	407,719	*	—	407,719
Turkey	—	442,256	*	—	442,256
United Kingdom	2,399,449	18,682,560	*	—	21,082,009
United States	3,475,495	—		—	3,475,495
Total Common Stock	45,404,803	142,093,016		85,338	187,583,157
Short-Term Investments	25,174,643	—		—	25,174,643
Preferred Stock	661,700	1,206,247	*	—	1,867,947
Exchange Traded Funds	1,578,084	—		—	1,578,084
Total Investments in Securities	$72,819,230	$143,299,263		$85,338	$216,203,831

^	A reconciliation of Level 3 investments is only presented when the Portfolio has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

*
For the six months ended June 30, 2015, the transfers out of Level 1 and into Level 2 were $20,315,083 and the transfers out of Level 2 into Level 1 were $0.  The transfers in and out of Level 2 were due to securities trading primarily outside the United States, the value of which were adjusted as a result of local trading through the application of a third-party vendor.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the Registrant last disclosed such procedures in the definitive proxy statement filed with the SEC on March 29, 2011.

Item 11.	Controls and Procedures.

(a)
The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 .

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)*	/s/ Jason A. Schwarz
Jason A. Schwarz, President
(principal executive officer)

Date: September 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jason A. Schwarz
Jason A. Schwarz, President
(principal executive officer)

Date: September 4, 2015

By (Signature and Title)*	/s/ Michael Wauters
Michael Wauters, Treasurer
(principal financial officer)

Date: September 4, 2015

*	Print the name and title of each signing officer under his or her signature.